AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 23, 1999
                                       Registration Nos. 333-66757, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No. 1                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 74                                                    [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                          West Chester, Pennsylvania   19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
Depositor's Telephone Number, including Area Code (610) 425-3400

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20004-2404

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check approporate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [x]  on April 30, 1999 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

                             PART A

                        EXPLANATORY NOTE

There are two, versions of prospectus and Statement of Additional Information included in this Registration Statement ("Version 1" and "Version 2"). Version 2 offers the contract only with a standard death benefit and is a subset of Version 1 which offers the contract with the standard death benefit and four enhanced death benefit options.

                        PROSPECTUS SUPPLEMENT


                   VALUE PROSPECTUS SUPPLEMENT

   FOR USE IN STATES WHICH DO NOT PERMIT FIXED INTEREST DIVISION

                    PROSPECTUS SUPPLEMENT

                      DATED MAY 1, 1999



                      Supplement to the
           Prospectus dated MAY 1, 1999 for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect VALUE Prospectuses")

                         __________


  This supplement should be retained with your Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect
VALUE Prospectus, the Fixed Interest Division should be counted among the various divisions available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

More complete information relating to the Fixed Interest
Division is found in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed
Interest Division.












G3770 FID VALUE 5/99

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


[begin shaded block]

                             PROFILE OF
                         GOLDENSELECT VALUE
                 FIXED AND VARIABLE ANNUITY CONTRACT
                             MAY 1, 1999

[inset within shaded block]
  This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
[end inset within shaded block]

[end shaded block]

1.  THE ANNUITY CONTRACT

The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the 21 mutual fund investment portfolios through our Separate Account B listed on the next page and/or (ii) in a fixed account of Golden American with guaranteed interest periods. We set the interest rates in the fixed account (which will never be less than 3%) periodically.
We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the applicable maturity date for the interest period. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. The investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can lose your money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.  YOUR ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

<CAPTIONS>
                         ANNUITY OPTIONS
  -----------------------------------------------------------------------
  |  Option 1     Income for a     Payments are made for a  specified   |
  |               fixed period     number of years to you               |
  |                                or your beneficiary.                 |
  |                                                                     |
  |---------------------------------------------------------------------|
  |                                                                     |
  |  Option 2     Income for       Payments are made for the rest of    |
  |               life with a      your life or longer for a specified  |
  |               period certain   period such as 10 or 20 years or     |
  |                                until the total amount used to buy   |
  |                                this option has been repaid.  This   |
  |                                option comes with an added guarantee |
  |                                that payments will continue to your  |
  |                                beneficiary for the remainder of     |
  |                                such period if you should die during |
  |                                the period.                          |
  |                                                                     |
  |---------------------------------------------------------------------|
  |                                                                     |
  |  Option 3     Joint life       Payments are made for your life      |
  |               income           and the life of another person       |
  |                                (usually your spouse).               |
  |                                                                     |
  |---------------------------------------------------------------------|
  |                                                                     |
  |  Option 4     Annuity plan     Any other annuitization plan that we |
  |                                choose to offer on the annuity start |
  |                                date.                                |
  |                                                                     |
  -----------------------------------------------------------------------


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.  PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)

You may purchase the Contract with an initial payment of $25,000 or more up to and including age 85. You may make additional payments of $1,000 or more ($250 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.  THE INVESTMENT PORTFOLIOS

You can direct your money into: (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 21 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust.
Keep in mind that any amount you direct into the fixed account earns a fixed interest rate. But if you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

  THE GCG TRUST
     Liquid Asset Series            Growth & Income Series      Small Cap Series
     Limited Maturity Bond Series   Growth Series               Real Estate Series
     Global Fixed Income Series     Value Equity Series         Hard Assets Series
     Total Return Series            Research Series             Developing World Series
     Equity Income Series           Strategic Equity Series
     Fully Managed Series           Capital Appreciation Series
     Rising Dividends Series        Mid-Cap Growth Series




  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

  THE WARBURG PINCUS TRUST
    International Equity Portfolio

5.  EXPENSES

The Contract has insurance features and investment features, and there are costs related to each. The Company currently does not deduct an annual contract administrative charge but may in the future charge an annual contract administrative fee of $30 or 2% of the contract value, whichever is less. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The asset-based administrative charge is 0.15% annually. The annual rate of the mortality and expense risk charge depends on the death benefit you choose:

                                      Standard                    Enhanced Death Benefits
                                    Death Benefit    Annual Ratchet  3% Solution  5% Solution  7% Solution
                                    -------------    --------------  -----------  -----------  -----------
   Mortality & Expense Risk Charge      0.75%             0.95%         0.90%         1.05%        1.20%
   Asset-Based Administrative Charge    0.15%             0.15%         0.15%         0.15%        0.15%
     Total                              0.90%             1.10%         1.05%         1.20%        1.35%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, the Company may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any contract year is the greater of (i) any earnings less previous withdrawals; or (ii) 10% of premium payments paid within the last 7 years and not previously withdrawn, less any previous withdrawals taken in the same contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     Complete Years Elapsed        0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
       Since Premium Payment          |     |     |     |     |     |     |
     Surrender Charge              6% |  6% |  6% |  5% |  4% |  3% |  1% |  0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $75,000).
The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for portfolios that had not commenced operations as of December 31, 1998 where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Percent Solution Enhanced Death Benefit with a 7% Solution. For these examples, the premium tax is assumed to be 0%.

  ----------------------------------------------------------------------------------------------
  |                                                                       EXAMPLES:            |
  |                                      TOTAL ANNUAL                     --------             |
  |                         TOTAL ANNUAL  INVESTMENT    TOTAL    TOTAL CHARGES AT THE END OF:  |
  |                          INSURANCE    PORTFOLIO    ANNUAL                                  |
  |INVESTMENT PORTFOLIO        CHARGES     CHARGES     CHARGES       1 YEAR      10 YEARS      |
  |                                                                                            |
  |--------------------------------------------------------------------------------------------|
                                                                                               |
  |THE GCG TRUST                                                                               |
  |Liquid Asset                 1.39%       0.59%       1.98%       $ 80.10       $230.04      |
  |Limited Maturity Bond        1.39%       0.60%       1.99%       $ 80.20       $231.09      |
  |Global Fixed Income          1.39%       1.60%       2.99%       $ 90.20       $330.51      |
  |Total Return                 1.39%       0.97%       2.36%       $ 83.91       $269.13      |
  |Equity Income                1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Fully Managed                1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Rising Dividends             1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Growth & Income              1.39%       1.08%       2.47%       $ 85.01       $280.15      |
  |Growth                       1.39%       1.09%       2.48%       $ 85.11       $281.15      |
  |Value Equity                 1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Research                     1.39%       0.94%       2.83%       $ 83.61       $266.10      |
  |Strategic Equity             1.39%       0.99%       2.38%       $ 84.11       $271.15      |
  |Capital Appreciation         1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Mid-Cap Growth               1.39%       0.95%       2.34%       $ 83.71       $267.11      |
  |Small Cap                    1.39%       0.99%       2.38%       $ 84.11       $271.15      |
  |Real Estate                  1.39%       0.98%       2.37%       $ 84.01       $270.14      |
  |Hard Assets                  1.39%       1.00%       2.39%       $ 84.21       $272.15      |
  |Developing World             1.39%       1.83%       3.22%       $ 92.49       $351.89      |
  |                                                                                            |
  |THE PIMCO TRUST                                                                             |
  |PIMCO High Yield Bond        1.39%       0.75%       2.14%       $ 81.70       $246.70      |
  |PIMCO StocksPLUS                                                                            |
  |  Growth and Income          1.39%       0.65%       2.04%       $ 80.70       $236.32      |
  |                                                                                            |
  |THE WARBURG PINCUS TRUST                                                                    |
  |International Equity         1.39%       1.33%       2.72%       $ 87.51       $304.72      |
  ----------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for the Total Return and Global Fixed Income portfolios. The Year 1 examples above include a 6% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.


6.  TAXES

Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we will calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.  WITHDRAWALS

You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.  PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. Since this is a new Contract, there is no actual performance history to illustrate.
Actual performance information will be shown in an updated prospectus. Please keep in mind that past or hypothetical performance is not a guarantee of future results.

9.  DEATH BENEFIT

You may choose (i) the Standard Death Benefit, (ii) the Percent Solution Enhanced Death Benefit currently offering a 3%, 5% or 7% Solution, or (iii) the Annual Ratchet Enhanced Death Benefit. The Percent Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 70 years old at the time of purchase.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is the surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer
Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

Under the Standard Death Benefit, if you die before the annuity start
          ----------------------
date, your beneficiary will receive the greatest of:
   1) the contract value;
   2) the total premium payments made under the Contract after subtracting any withdrawals; or
   3) the cash surrender value.

Under the Percent Solution Enhanced Death Benefit, if you die before
          ---------------------------------------
the annuity start date, your beneficiary will receive the greatest of:
   1) the contract value;
   2) the total premium payments made under the Contract after subtracting any withdrawals;
   3) the cash surrender value; or
   4) the enhanced death benefit, which we determine as follows: we credit interest each business day at of the enhanced death benefit annual effective rate* to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day, then we adjust for any market value adjustment, and then we subtract any associated surrender charges. If you select the 7% interest rate, there is a maximum enhanced death benefit of 2 times all premium payments, less an amount to reflect withdrawals.

      *Note: You select the enhanced death benefit interest rate of 3%, 5% or 7% when you purchase the Contract. The interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the enhanced death benefit annual effective rate you selected or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the enhanced death benefit annual effective rate you selected or the interest credited to such investment during the applicable period. The investments you select will affect your maximum death benefit as explained above.

Under the Annual Ratchet Enhanced Death Benefit, if you die before the
          -------------------------------------
annuity start date, your beneficiary will receive the greatest of:
   1) the contract value;
   2) the total premium payments made under the Contract after subtracting any withdrawals;
   3) the cash surrender value; or
   4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 70, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis, we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day, then we adjust for any market value adjustment, and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION

     Free Look.  If you cancel the Contract within 10 days after you
      ---------
receive it, you will receive a full refund of the contract value.
For purposes of the refund during the free look period, your contract value (i) is adjusted for any market value adjustment (if you have invested in the fixed account), and (ii) includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

      Transfers among Investment Portfolios and the Fixed Account.  You can
      -----------------------------------------------------------
make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.


      No Probate.  In most cases, when you die, the person you choose as
      ----------
your beneficiary will receive the death benefit without going through probate.

      Additional Features.  This Contract has other features you may be
   -------------------
interested in.  These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11. INQUIRIES If you need more information after reading this prospectus, please contact us at:

      Customer Service Center
      P.O. Box 2700
      West Chester, PA  19380
      (800) 366-0066

or your registered representative.

          This page is intentionally left blank.

SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                 May 1, 1999
                   DEFERRED COMBINATION VARIABLE AND
                        FIXED ANNUITY PROSPECTUS
                             GOLDENSELECT VALUE

-----------------------------------------------------------------------

This prospectus describes GOLDENSELECT VALUE, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified
Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 21 investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.                              ALLIANCE CAPITAL MANAGEMENT L. P.
    Equity Income Series                                        Growth & Income Series
    Fully Managed Series                                      JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.                                Growth Series
    Capital Appreciation Series                               MASSACHUSETTS FINANCIAL SERVICES COMPANY
    Strategic Equity Series                                     Mid-Cap Growth Series
  KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC                     Research Series
    Rising Dividends Series                                     Total Return Series
  EII REALTY SECURITIES, INC.                                 ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
    Real Estate Series                                          Limited Maturity Bond Series
  BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)        Liquid Asset Series
    Developing World Series                                   PACIFIC INVESTMENT MANAGEMENT COMPANY
    Global Fixed Income Series                                  PIMCO High Yield Bond Portfolio
    Hard Assets Series                                          PIMCO StocksPLUS Growth and Income Portfolio
  EAGLE ASSET MANAGEMENT, INC.                                WARBURG PINCUS ASSET MANAGEMENT, INC.
    Value Equity Series                                         International Equity Portfolio
  FRED ALGER MANAGEMENT, INC.
    Small Cap Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 1999 has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information
("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

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                              TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                    PAGE
Index of Special Terms.............................................   1
Fees and Expenses..................................................   2
Performance Information............................................   5
   Accumulation Unit...............................................   5
   Net Investment Factor...........................................   5
   Financial Statements............................................   6
   Performance Information.........................................   6
Golden American Life Insurance Company.............................   7
The Trusts.........................................................   7
Golden American Separate Account B.................................   8
The Investment Portfolios..........................................   8
   Investment Objectives...........................................   8
   Investment Portfolio Management Fees............................  10
The Fixed Interest Allocation......................................  10
   Selecting a Guaranteed Interest Period..........................  11
   Guaranteed Interest Rates.......................................  11
   Transfers from a Fixed Interest Allocation......................  11
   Withdrawals from a Fixed Interest Allocation....................  12
   Market Value Adjustment.........................................  12
The Annuity Contract...............................................  13
   Contract Date and Contract Year.................................  13
   Annuity Start Date..............................................  13
   Contract Owner..................................................  14
   Annuitant.......................................................  14
   Beneficiary.....................................................  14
   Purchase and Availability of the Contract.......................  15
   Crediting of Premium Payments...................................  15
   Contract Value .................................................  16
   Cash Surrender Value............................................  16
   Surrendering to Receive the Cash Surrender Value................  16
   Addition, Deletion or Substitution of Subaccounts
     and Other Changes.............................................  17
   The Fixed Account...............................................  17
   Other Important Provisions......................................  17
Withdrawals........................................................  17
   Regular Withdrawals.............................................  17
   Systematic Withdrawals..........................................  17
   IRA Withdrawals.................................................  18
Transfers Among Your Investments...................................  19
   Dollar Cost Averaging...........................................  19
   Automatic Rebalancing...........................................  20
Death Benefit Choices..............................................  20
   Death Benefit During the Accumulation Phase.....................  20
      Standard Death Benefit.......................................  21
      Enhanced Death Benefits......................................  21
   Death Benefit During the Income Phase...........................  22
Charges and Fees...................................................  22
   Charge Deduction Subaccount.....................................  22
   Charges Deducted from the Contract Value........................  22
      Surrender Charge.............................................  22
      Free Withdrawal Amount.......................................  23
      Surrender Charge for Excess Withdrawals......................  23
      Premium Taxes................................................  23
      Administrative Charge........................................  23
      Excess Transfer Charge.......................................  23
   Charges Deducted from the Subaccounts...........................  24
      Mortality and Expense Risk Charge............................  24
      Asset-Based Administrative Charge............................  24
   Trust Expenses..................................................  24
The Annuity Options................................................  24
   Annuitization of Your Contract..................................  24
   Selecting the Annuity Start Date................................  25

                                   (i)

------------------------------------------------------------------------
                        TABLE OF CONTENTS (CONTINUED)
------------------------------------------------------------------------

                                                                    PAGE
   Frequency of Annuity Payments...................................  25
   The Annuity Options.............................................  25
      Income for a Fixed Period....................................  25
      Income for Life with a Period Certain........................  25
      Joint Life Income............................................  25
      Annuity Plan.................................................  25
   Payment When Named Person Dies..................................  26
Other Contract Provisions..........................................  26
   Reports to Contract Owners......................................  26
   Suspension of Payments..........................................  26
   In Case of Errors in Your Application...........................  26
   Assigning the Contract as Collateral............................  26
   Contract Changes-Applicable Tax Law.............................  26
   Free Look.......................................................  26
   Group or Sponsored Arrangements.................................  27
   Selling the Contract............................................  27
Other Information..................................................  27
   Voting Rights...................................................  27
   Year 2000 Problem...............................................  27
   State Regulation................................................  28
   Legal Proceedings...............................................  28
   Legal Matters...................................................  28
   Experts.........................................................  28
Federal Tax Considerations.........................................  28
More Information About Golden American.............................  34
Financial Statements of Golden American Life Insurance Company.....  56
Statement of Additional Information
   Table of Contents...............................................  91
Appendix A
   Market Value Adjustment Examples................................  A1
Appendix B
   Surrender Charge for Excess Withdrawals Example.................  B1

                                   (ii)

-----------------------------------------------------------------------
                        INDEX OF SPECIAL TERMS
-----------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                     PAGE
Accumulation Unit                                  5
Annual Ratchet Enhanced Death Benefit             21
Annuitant                                         14
Annuity Start Date                                13
Cash Surrender Value                              16
Contract Date                                     13
Contract Owner                                    14
Contract Value                                    16
Contract Year                                     13
Fixed Interest Allocation                         10
Free Withdrawal Amount                            23
Market Value Adjustment                           12
Net Investment Factor                              5
Percent Solution Enhanced Death Benefit           21
Standard Death Benefit                            21

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT

Accumulation Unit Value            Index of Investment Experience
Annuity Start Date                 Annuity Commencement Date
Contract Owner                     Owner or Certificate Owner
Contract Value                     Accumulation Value
Excess Transfer Charge             Excess Allocation Charge
Fixed Interest Allocation          Fixed Allocation
Free Look Period                   Right to Examine Period
Guaranteed Interest Period         Guarantee Period
Subaccount(s)                      Division(s)
Net Investment Factor              Experience Factor
Regular Withdrawals                Conventional Partial Withdrawals
Withdrawals                        Partial Withdrawals

-----------------------------------------------------------------------
                              FEES AND EXPENSES
-----------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

   Surrender Charge:

     Complete Years Elapsed        0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
       Since Premium Payment          |     |     |     |     |     |     |
     Surrender Charge              6% |  6% |  6% |  5% |  4% |  3% |  1% |  0%

   Transfer Charge.................................................  None**

   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

   ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
   Administrative Charge...........................................  $ 0
   (We may in the future charge an annual contract administrative charge of $30 or 2% of your contract value, whichever is less.)

SEPARATE ACCOUNT ANNUAL CHARGES***

                                               Standard        Enhanced Death Benefit
                                             Death Benefit         Annual Ratchet
                                             -------------         --------------
     Mortality and Expense Risk Charge......     0.75%                  0.95%
     Asset Based Administrative Charge......     0.15%                  0.15%
     Total Separate Account Expenses........     0.90%                  1.10%


                                              Percent Solution Enhanced Death Benefit
                                              ---------------------------------------
                                             3% Solution    5% Solution    7% Solution
                                             -----------    -----------    -----------
     Mortality and Expense Risk Charge......    0.90%          1.05%           1.20%
     Asset Based Administrative Charge......    0.15%          0.15%           0.15%
     Total Separate Account Expenses........    1.05%          1.20%           1.35%

     ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Table with Shaded Heading and Shaded lines for readability]
|---------------------------------------------------------------------------|
|                                              OTHER        TOTAL           |
|                                           EXPENSES(2)    EXPENSES         |
|                              MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE     |
| PORTFOLIO                     FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)  |
|---------------------------------------------------------------------------|
| Liquid Asset                     0.59%        0.00%        0.59%          |
| Limited Maturity Bond            0.60%        0.00%        0.60%          |
| Global Fixed Income              1.60%        0.00%        1.60%(3)       |
| Total Return                     0.94%        0.03%        0.97%(3)       |
| Equity Income                    0.98%        0.00%        0.98%          |
| Fully Managed                    0.98%        0.00%        0.98%          |
| Rising Dividends                 0.98%        0.00%        0.98%          |
| Growth & Income                  1.08%        0.00%        1.08%          |
| Growth                           1.08%        0.01%        1.09%          |
| Value Equity                     0.98%        0.00%        0.98%          |
| Research                         0.94%        0.00%        0.94%          |
| Strategic Equity                 0.98%        0.01%        0.99%          |
| Capital Appreciation             0.98%        0.00%        0.98%          |
| Mid-Cap Growth                   0.94%        0.01%        0.95%          |
| Small Cap                        0.98%        0.01%        0.99%          |
| Real Estate                      0.98%        0.01%        0.99%          |
| Hard Assets                      0.98%        0.02%        1.00%          |
| Developing World                 1.75%        0.08%        1.83%          |
|---------------------------------------------------------------------------|

 (1) Fees decline as combined assets increase. See the prospectus for the GCG Trust for more information.
 (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.
 (3) Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown.
        Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.


THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


[Table with Shaded Heading]
|---------------------------------------------------------------------------|
|                                              OTHER         TOTAL          |
|                                           EXPENSES        EXPENSES        |
|                              MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE    |
| PORTFOLIO                     FEES(1)   REIMBURSEMENT(1) REIMBURSEMENT(1) |
|---------------------------------------------------------------------------|
|  PIMCO High Yield Bond           0.50%        0.25%(2)     0.75%          |
|  PIMCO StocksPLUS Growth                                                  |
|    and Income                    0.40%        0.25%        0.65%          |
|---------------------------------------------------------------------------|

 (1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement, and based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond Portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.


THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

  -----------------------------------------------------------------------------------------------------------
  |                                                |              |                    |                    |
  |                                                |              |      OTHER         |      TOTAL         |
  |                                                |              |     EXPENSES       |     EXPENSES       |
  |                                                |  ADVISORY    |   AFTER EXPENSE    |   AFTER EXPENSE    |
  |   PORTFOLIO                                    |    FEES      |  REIMBURSEMENT(1)  |  REIMBURSEMENT(1)  |
  |                                                |              |                    |                    |
  |------------------------------------------------|--------------------------------------------------------|
                                                                                                            |
  |   International Equity                         |     1.00%    |        0.33%       |        1.33%       |
  |                                                |              |                    |                    |
  |------------------------------------------------|--------------------------------------------------------|

Total expenses are based on actual expenses for fiscal year ended
December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust and the PIMCO
Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

Examples:
--------
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples assume election of the Percent Solution Enhanced Death Benefit with a 7%
Solution and are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                  1 YEAR         3 YEARS

     Liquid Asset.................  $80.10         $122.09
     Limited Maturity Bond........  $80.20         $122.40
     Global Fixed Income..........  $90.20         $152.42
     Total Return.................  $83.91         $133.61
     Equity Income................  $84.01         $133.91
     Fully Managed................  $84.01         $133.91
     Rising Dividends.............  $84.01         $133.91
     Growth & Income..............  $85.01         $136.92
     Growth.......................  $85.11         $137.22
     Value Equity.................  $84.01         $133.91
     Research.....................  $83.61         $132.71
     Strategic Equity.............  $84.11         $134.21
     Capital Appreciation.........  $84.01         $133.91
     Mid-Cap Growth...............  $83.71         $133.01
     Small Cap....................  $84.11         $134.21
     Real Estate..................  $84.01         $133.91
     Hard Assets..................  $84.21         $134.32
     Developing World.............  $92.49         $159.19

     THE PIMCO TRUST
     PIMCO High Yield Bond........  $81.70         $126.96
     PIMCO StocksPLUS Growth
       and Income.................  $80.70         $123.92

     THE WARBURG PINCUS TRUST
     International Equity.........  $87.51         $144.40

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                  1 YEAR        3 YEARS

     Liquid Asset.................  $20.10        $62.09
     Limited Maturity Bond........  $20.20        $62.40
     Global Fixed Income..........  $30.20        $92.42
     Total Return.................  $23.91        $73.61
     Equity Income................  $24.01        $73.91
     Fully Managed................  $24.01        $73.91
     Rising Dividends.............  $24.01        $73.91
     Growth & Income..............  $25.01        $76.92
     Growth.......................  $25.11        $77.22
     Value Equity.................  $24.01        $73.91
     Research.....................  $23.61        $72.71
     Strategic Equity.............  $24.11        $74.21
     Capital Appreciation.........  $24.01        $73.91
     Mid-Cap Growth...............  $23.71        $73.01
     Small Cap....................  $24.11        $74.21
     Real Estate..................  $24.01        $73.91
     Hard Assets..................  $24.21        $74.52
     Developing World.............  $32.49        $99.19

     THE PIMCO TRUST
     PIMCO High Yield Bond........  $21.70        $66.96
     PIMCO StocksPLUS Growth
       and Income.................  $20.70        $63.92

     THE WARBURG PINCUS TRUST
     International Equity.........  $25.71        $84.40

The examples above reflect the annual administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $75,000). If a different death benefit or a different Percent Solution is elected instead of the Percent Solution Enhanced Death Benefit with a 7% Solution used in the examples, the actual expenses will be less than those represented in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.


-----------------------------------------------------------------------
                          PERFORMANCE INFORMATION
-----------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

   (1) We take the net asset value of the subaccount at the end of each business day.

   (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
   (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
   (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

FINANCIAL STATEMENTS

The unaudited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997, and 1996 are included in this prospectus.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulative unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 3, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account B has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested.
The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


-----------------------------------------------------------------------
                GOLDEN AMERICAN LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. For more information, see "More Information About Golden American."


-----------------------------------------------------------------------
                             THE TRUSTS
-----------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by Golden American. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. Pending Securities and Exchange Commission approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and qualified pension and retirement plans. The principal address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Center, CA 92660.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable life Insurance Company of Iowa, and to certain qualified and retirement plans. The principal address of the Warburg Pincus Trust is 466 Lexington Avenue, New York, NY 10017.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust, Directed Services, Inc., Pacific Investment Management Company, Warburg Pincus Asset Management, Inc. and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO
TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING TRUSTS'
PROSPECTUSES.  YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

-----------------------------------------------------------------------
                  GOLDEN AMERICAN SEPARATE ACCOUNT B
-----------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, PIMCO Trust and the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from the subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.

-----------------------------------------------------------------------
                         THE INVESTMENT PORTFOLIOS
-----------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 23 investment portfolios listed below. You bear the entire investment risk for amounts you allocate to the investment portfolios and may lose your principal.

INVESTMENT OBJECTIVES

The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. More detailed information about the investment portfolios can be found in the prospectuses for the GCG Trust, the PIMCO Trust and the Warburg
Pincus Trust.  You should read these prospectuses before investing.

[Shaded Table Header]
   INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE
------------------------------------------------------------------------

   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    ----------------------------------------------------

   Limited Maturity Seeks highest current income consistent with
     Bond           low risk to principal and liquidity.
                    Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    ----------------------------------------------------

   Global Fixed     Seeks high total return.
     Income         Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

   Growth & Income  Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    ----------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

   Capital          Seeks long-term capital growth.
     Appreciation   Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

   Developing World Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

   PIMCO High Yield Seeks to maximize total return, consistent with
     Bond           preservation of capital and prudent investment
                    management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at least
                    B by Moody's Investor Services, Inc. or Standard & Poor's or, if unrated, determined by the portfolio manager to be of comparable quality.
                    ----------------------------------------------------

   PIMCO StocksPLUS Seeks to achieve a total return which exceeds
     Growth and     the total return performance of the  S&P 500.
     Income         Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

   International    Seeks long-term appreciation.
     Equity         Invests primarily in a broadly diversified
                    portfolio of equity securities of companies
                    that have their principal business activities
                    outside of the United States.
                    ----------------------------------------------------


INVESTMENT PORTFOLIO MANAGEMENT FEES

Directed Services, Inc. serves as the overall manager of the GCG Trust, PIMCO serves as the overall adviser of the PIMCO Trust and Warburg Pincus Asset Management, Inc. serves as the investment adviser of the Warburg Pincus Trust. Directed Services, PIMCO and Warburg Pincus Asset provide or procure, at their own expense, the services necessary for the operation of the portfolios. See the cover page of this prospectus for the names of the corresponding portfolio managers. Directed Services, PIMCO and Warburg Pincus Asset do not bear the expense of brokerage fees and other transactional expenses for securities, taxes(if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The GCG Trust pays Directed Services for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Directed Services (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

More detailed information about each portfolio's management fees can be found in the prospectuses for the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust. You should read these prospectuses before investing.


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                     THE FIXED INTEREST ALLOCATION
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You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7, and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.
A market value adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE TAKE A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD

You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited, as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you hold it until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts.
We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate the offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest

Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation offered only with dollar cost averaging, cancelling dollar cost averaging will cause a transfer which is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccount(s) or new guaranteed interest period(s) you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. See "Charges and Fees." Withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will not assess your withdrawal against any Fixed Interest Allocations unless the withdrawal exceeds the contract value in the subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT

We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging programs) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date. A Market Value Adjustment may decrease, increase or have no effect on your contract value.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,
     o "I" is the Index Rate for the affected Fixed Interest Allocation as of the first day of its guaranteed interest period;

     o  "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days.
If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix A.


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                         THE ANNUITY CONTRACT
-----------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust funded by Golden American Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.
If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

   JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable). If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

   CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $25,000 or more. You may make additional payments of at least $1,000 or more at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS

We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments received in good order will be credited to a Contract within 1 business day. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to the Contract. The net investment results of each subaccount vary primarily with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate those premiums to the specially designated subaccount during the free look period.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

   CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation(s) is the sum of premium payments allocated to the Fixed Interest Allocation(s) under the Contract, plus credited interest, minus any transfers and withdrawals (including any Market Value Adjustment applied to such withdrawal, contract fees, and premium taxes.

   CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.
On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

   (1) We take the contract value in the subaccount at the end of the preceding business day.

   (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

   (3)  We add (1) and (2).

   (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

   (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested, and interest credited to Fixed Interest Allocations and any Market
Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more

OTHER IMPORTANT PROVISIONS

See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                             WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is the greater of: (i) any earnings less previous free withdrawals; or (ii) 10% of premium payments paid within the past 7 years and not previously withdrawn, less any previous free withdrawals taken in the same contract year. You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawals on a monthly, quarterly, or annual basis from your contract value in the subaccounts in which you are invested or from your Fixed Interest Allocations. You may elect payments to start as early as 28 days after the contract date. You select the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a fixed dollar amount or an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both options are subject to the following maximums:


                    FREQUENCY           MAXIMUM PERCENTAGE
                    ---------           ------------------
                    Monthly                   0.833%
                    Quarterly                 2.50%
                    Annually                 10.00%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your premiums not previously withdrawn on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount and then cancel the option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you choose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you choose the fixed payment option discussed below and the payments exceed your interest earnings. A Fixed Interest Allocation may not participate in both the dollar cost averaging program and the systematic withdrawal option at the same time.

You may choose an option available under our systematic withdrawal program that will allow you to receive systematic payments in fixed amounts. Under this option, you choose the amount of the fixed systematic withdrawal which may total up to 10% of your cumulative premium payments, or in amounts determined to satisfy Section 72(q) or 72(t) of the Tax Code. Since the amount of the systematic fixed payment under this option may exceed the Free Withdrawal Amount, (i) a surrender charge would apply to the extent the systematic payment exceeds the Free Withdrawal Amount, and (ii) a Market Value Adjustment would apply to the extent the systematic payment exceeds interest earnings on your Fixed Interest Allocations. Under this option, we apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than the systematic payment) so that the amount of your systematic withdrawals remain the amount you requested.

Subject to the above, you may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.
You may elect to have this option commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.


You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax
Considerations" for more details.


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                         TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer
DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed
Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs currently in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


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                         DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 3 death benefit choices: (1) the Standard Death Benefit; (2) the Percent Solution Enhanced Death Benefits (with 3%, 5% and 7% Solutions currently available); and (3) the
Annual Ratchet Enhanced Death Benefit. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts.

   STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits. The standard death benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and
(iii) the cash surrender value.

   ENHANCED DEATH BENEFITS. If the 3%, 5% or 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.


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  |                                                                            |
  |                 HOW THE ENHANCED DEATH BENEFIT IS CALCULATED               |
  |                                                                            |
  |           PERCENT SOLUTION                       ANNUAL RATCHET            |
  |                                                                            |
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                                                                               |
  |  We credit interest each             |  On each contract anniversary       |
  |  business day at the enhanced        |  that occurs on or before the       |
  |  death benefit annual effective      |  contract owner turns age 70,       |
  |  rate* to the enhanced death         |  we compare the prior enhanced      |
  |  benefit from the preceding day      |  death benefit to the contract      |
  |  (which would be the initial         |  value, and select the larger       |
  |  premium if the preceding day is     |  amount as the new enhanced         |
  |  the contract date), then we add     |  death benefit.                     |
  |  additional premiums paid since      |                                     |
  |  the preceding day, then we          |  On all other days, the enhanced    |
  |  subtract any withdrawals made       |  death benefit is the amount        |
  |  since the preceding day, then we    |  determined below.  We first take   |
  |  adjust for any Market Value         |  the enhanced death benefit from    |
  |  adjustment, and then                |  the preceding day (which would be  |
  |  we subtract any associated          |  the initial premium if the         |
  |  surrender charges.                  |  preceding day is the contract      |
  |                                      |  date) and then we add additional   |
  |  **If you select the 7% Solution,    |  premiums paid since the preceding  |
  |  there is a maximum enhanced death   |  day, then we subtract any          |
  |  benefit of two times all            |  withdrawals made since the         |
  |  premium payments, as reduced by     |  preceding day, then we adjust for  |
  |  withdrawals.***  If you select      |  any Market Value Adjustment, and   |
  |  the 3% or 5% Solution, there is     |  then we subtract any associated    |
  |  no maximum on the enhanced          |  surrender charges.  That amount    |
  |  death benefit.                      |  becomes the new enhanced death     |
  |                                      |  benefit.                           |
  |                                      |                                     |
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  * You select the enhanced death benefit interest rate of 3%, 5% or 7% when you purchase the Contract. The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond subaccounts will be the lesser of the enhanced death benefit annual effective rate or the net rate of return for such subaccounts during the applicable period. The interest rate used for calculating the death benefit for your Fixed
       Interest Allocation will be the lesser of the enhanced death benefit annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit. If we offer additional subaccounts in the future, we may restrict those new subaccounts from participating in the 7% Solution Enhanced Death Benefit.
  ** Each premium payment reduced by any withdrawals and any associated surrender charges incurred, will continue to grow at the enhanced death benefit interest rate, compounded daily.
  *** Each withdrawal reduces the maximum enhanced death benefit as follows: first, the maximum enhanced death benefit is reduced by the amount of any withdrawal of earnings; then, it is reduced in proportion to the reduction in the contract value for any withdrawal of premium (in each case, including any associated surrender charges) and as adjusted for any Market Value Adjustment. If those withdrawals in a contract year do not exceed 7% of cumulative premiums and did not exceed 7% of cumulative premiums in any prior contract year, such withdrawals will be treated as withdrawals of earnings for the purpose of calculating the maximum enhanced death benefit.

The Percent Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 70 years old at the time of purchase. The Percent Solution Enhanced Death Benefit may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


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                           CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

 We deduct the following charges from your contract value:

   SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment.
This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     Complete Years Elapsed        0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
       Since Premium Payment          |     |     |     |     |     |     |
     Surrender Charge              6% |  6% |  6% |  5% |  4% |  3% |  1% |  0%

We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or

(ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness.

See your Contract for more information. The waiver of surrender charge may not be available in all states.

FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is the greater of: (i) any earnings less previous free withdrawals; or (ii) 10% of premium payments paid within the past 7 years and not previously withdrawn, less any previous free withdrawals taken in the same contract year.

SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal.
Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.
We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix B. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

   PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

   We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

   ADMINISTRATIVE CHARGE. We currently do not charge an annual administrative charge but may in the future deduct an annual administrative charge of $30 or 2% of the contract value, whichever is smaller. Such charge, if any, will be made on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. If we deduct an annual administrative charge, it will be deducted proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guarantee interest periods nearest their maturity dates until the charge has been paid.

   TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each subaccount and Fixed Interest Allocation, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, auto rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

   MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 0.75% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .002063% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 0.95% for the Annual Ratchet Death Benefit, or 0.90% for the 3% Solution Death
Benefit, 1.05% for the 5% Solution Death Benefit, or 1.20% for the 7% Solution Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .002615%, .002477%,
 .002892%, or .003308%, respectively, for each day since the previous business day.

   ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES

There are fees and charges deducted from each investment portfolio of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust. Please read the respective Trust prospectus for details.


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                          THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20.
We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

   (1) The person named to receive payment is other than the contract owner or beneficiary;

   (2)  The person named is not a natural person, such as a corporation; or

   (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below.  Payments under Options
1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

   OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

   OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

   OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

   OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

   (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

   (2) For Option 3, no amounts are payable after both named persons have died.

   (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


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                         OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT

Directed Services, Inc. is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the Contract:


[Shaded Table Header]

                               Underwriter Compensation

 |----------------------------------------------------------------------------|
 |   NAME OF PRINCIPAL     |     AMOUNT OF         |          OTHER           |
 |     UNDERWRITER         | COMMISSION TO BE PAID |      COMPENSATION        |
 |                         |                       |                          |
 | Directed Services, Inc. |   Maximum of 6.5%     |   Reimbursement of any   |
 |                         |   of any initial      | covered expenses incurred|
 |                         |   or additional       |      by registered       |
 |                         |  premium payments     |    representatives in    |
 |                         | except when combined  |     connection with      |
 |                         |   with some annual    |     the distribution     |
 |                         |   trail commissions.  |    of the Contracts.     |
 |----------------------------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).


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                              OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting.
We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM

Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS

The audited financial statements of Golden American Life Insurance Company and Separate Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


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                      FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

   DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES

   IN GENERAL. We believe that if you are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o  made on or after the taxpayer reaches age 59 1/2;

     o  made on or after the death of a contract owner;

     o  attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT.
A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

   DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

   WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b)tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and
(3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code allows employees of certain Section
501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFITS

The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY

SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden American should be read in conjunction with the financial statements and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), pursuant to a merger agreement among Equitable of Iowa, PFHI and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented as the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented as the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented as the Pre-Acquisition basis of accounting.

                                             SELECTED GAAP BASIS FINANCIAL DATA
                                                     (IN THOUSANDS)
                                      POST-MERGER                 POST-ACQUISITION                  PRE-ACQUISITION
                             -----------------------------|-----------------------------| --------------------------------------
                                            FOR THE PERIOD|FOR THE PERIOD FOR THE PERIOD|FOR THE PERIOD
                              FOR THE YEAR   OCTOBER 25,  |  JANUARY 1,    AUGUST 14,   |  JANUARY 1,        FOR THE YEARS
                                  ENDED      1997 THROUGH |1997  THROUGH  1996 THROUGH  | 1996 THROUGH     ENDED DECEMBER 31
                              DECEMBER 31,  DECEMBER 31,  | OCTOBER 24,    DECEMBER 31, |  AUGUST 13,   -----------------------
                                   1998          1997     |     1997           1996     |     1996          1995         1994
                             -------------- --------------|-------------- --------------|-------------- ------------ ------------
                                                          |                             |
Annuity and Interest                                      |                             |
 Sensitive Life                                           |                             |
 Product Charges ............  $    39,119   $     3,834  |  $18,288        $     8,768 | $    12,259   $    18,388   $    17,519
Net Income before                                         |                             |
 Federal Income Tax .........  $    10,353   $      (279) |  $  (608)       $       570 | $     1,736   $     3,364   $     2,222
Net Income (Loss) ...........  $     5,074   $      (425) |  $   729        $       350 | $     3,199   $     3,364   $     2,222
Total Assets ................  $ 4,752,533   $ 2,446,395  |     N/A         $ 1,677,899 |      N/A      $ 1,203,057   $ 1,044,760
Total Liabilities ...........  $ 4,398,639   $ 2,219,082  |     N/A         $ 1,537,415 |      N/A      $ 1,104,932   $   955,254
Total Stockholder's Equity ..  $   353,894   $   227,313  |     N/A         $   140,484 |      N/A      $    98,125   $    89,506

BUSINESS ENVIRONMENT
The current business and regulatory environment remains challenging for the insurance industry. The variable annuity competitive environment is intense and is dominated by a number of large variable product companies with strong distribution, name recognition and wholesaling capabilities. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last five years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

In October of 1997, Golden American introduced three new variable annuity products (GoldenSelect Access, GoldenSelect ES II and GoldenSelect Premium
Plus) which have contributed significantly to sales.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS.

The purpose of this section is to discuss and analyze Golden American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources has also been provided. This analysis should be read jointly with the consolidated financial statements, related notes and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report. The Companies report financial results on a consol-idated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies").

RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI") and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc. ("DSI"), Equitable of Iowa Companies Capital Trust,
Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable of Iowa Companies was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation.

For financial statement purposes, the change in control of the Companies through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Companies' financial statements for periods after October 24, 1997 are presented on the Post-Merger new basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $227.6 million allocated to the Companies. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $151.1 million attributed to the Companies. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

CHANGE IN CONTROL - ACQUISITION. On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly owned subsidiaries, Golden American and DSI. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the acquisition date. As a result, the Companies' financial statements for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139.9 million. Goodwill of $41.1 million was established for the excess of the acquisition cost over the fair value of the assets and liabilities and attributed to Golden American. At June 30, 1997, goodwill was increased by $1.8 million due to the adjustment of the value of a receivable existing at the acquisition date. Before the ING merger, goodwill resulting from the acquisition was being amortized over 25 years on a straight-line basis.

The following analysis combines Post-Merger and Post-Acquisition activity for 1997.

PREMIUMS
                                                                |    POST-
                        POST-MERGER    COMBINED     POST-MERGER | ACQUISITION
                       -------------  ------------  ------------| ------------
                                                      For the   |   For the
                                                      period    |   period
                        For the year  For the year   October 25,|  January 1,
                           ended         ended      1997 through| 1997 through
                        December 31,  December 31,  December 31,|  October 24,
                            1998          1997          1997    |     1997
                        ------------  ------------  ------------| ------------
                                          (Dollars in millions)
Variable annuity                                                |
 premiums:                                                      |
 Separate account          $1,513.3        $291.2        $111.0 |      $180.2
 Fixed account                588.7         318.0          60.9 |       257.1
                           --------        ------        ------ |      ------
                            2,102.0         609.2         171.9 |       437.3
Variable life premiums         13.8          15.6           1.2 |        14.4
                           --------        ------        ------ |      ------
Total premiums             $2,115.8        $624.8        $173.1 |      $451.7
                           ========        ======        ======        ======


For the Companies' variable contracts, premiums collected are not reported as revenues, but are reported as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 419.7% in 1998 primarily due to increased sales of the Premium Plus product introduced in October of 1997 and the increased sales levels of the Companies' other products. The fixed account portion of the Companies' variable annuity premiums increased 85.1% in 1998. Variable life premiums decreased 11.4% in 1998. Total premiums increased 238.7% in 1998.

During 1998, the Companies' sales were further diversified among broker/dealers. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1998 totaled $580.7 million, or 27% of premiums ($328.2 million, or 53% from two significant broker/dealers for the year ended December 31, 1997).

REVENUES
                                                                 |     POST-
                       POST-MERGER     COMBINED      POST-MERGER |  ACQUISITION
                       ------------   ------------   ------------|  ------------
                                                       For the   |    For the
                                                       period    |     period
                       For the year   For the year    October 25,|    January 1,
                          ended          ended       1997 through|  1997 through
                       December 31,   December 31,   December 31,|   October 24,
                           1998           1997           1997    |      1997
                       ------------   ------------   ------------|  ------------
                                         (Dollars in millions)
Annuity and interest                                             |
 sensitive life                                                  |
 product charges             $39.1          $22.1           $3.8 |        $18.3
Management fee revenue         4.8            2.8            0.5 |          2.3
Net investment income         42.5           26.8            5.1 |         21.7
Realized gains (losses)                                          |
 on investments               (1.5)           0.1             -- |          0.1
Other income                   5.6            0.7            0.3 |          0.4
                             -----          -----           ---- |        -----
                             $90.5          $52.5           $9.7 |        $42.8
                             =====          =====           =====         =====

Total revenues increased 72.3%, or $38.0 million, to $90.5 million in 1998. Annuity and interest sensitive life product charges increased 76.8%, or $17.0 million, to $39.1 million in 1998 due to additional fees earned from the increasing block of business under management in the separate accounts and an increase in surrender charge revenues. This increase was partially offset by the elimination of the unearned revenue reserve related to in force acquired business at the merger date, which resulted in lower annuity and interest sensitive life product charges compared to Post-Acquisition levels.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $4.8 million for 1998 and $2.8 million for 1997.

Net investment income increased 58.6%, or $15.7 million, to $42.5 million in 1998 from $26.8 million in 1997 due to growth in invested assets. During 1998, the Company had net realized losses on investments of $1.5 million, which includes a $1.0 million write down of two impaired bonds, compared to gains of $0.1 million in 1997. Other income increased $4.9 million to $5.6 million in 1998 due primarily to income received under a modified coinsurance agreement with an unaffiliated reinsurer as a result of increased sales.

EXPENSES

                                                                 |    POST-
                         POST-MERGER    COMBINED     POST-MERGER | ACQUISITION
                         ------------  ------------  ------------| ------------
                                                       For the   |   For the
                                                       period    |   period
                         For the year  For the year   October 25,| January 1,
                            ended         ended      1997 through| 1997 through
                         December 31,  December 31,  December 31,|  October 24,
                             1998          1997          1997    |     1997
                         ------------  ------------  ------------| ------------
                                           (Dollars in millions)
Insurance benefits                                               |
 and expenses:                                                   |
 Annuity and interest                                            |
  sensitive life benefits:                                       |
  Interest credited to                                           |
   account balances            $94.9         $26.7          $7.4 |       $19.3
  Benefit claims incurred                                        |
   in excess of account                                          |
   balances                      2.1           0.1            -- |         0.1
 Underwriting, acquisition                                       |
  and insurance expenses:                                        |
  Commissions                  121.2          36.3           9.4 |        26.9
  General expenses              37.6          17.3           3.4 |        13.9
  Insurance taxes                4.1           2.3           0.5 |         1.8
  Policy acquisition costs                                       |
   deferred                   (197.8)        (42.7)        (13.7)|       (29.0)
  Amortization:                                                  |
   Deferred policy                                               |
    acquisition costs            5.1           2.6           0.9 |         1.7
   Value of purchased                                            |
    insurance in force           4.7           6.1           0.9 |         5.2
   Goodwill                      3.8           2.0           0.6 |         1.4
                               -----         -----          ---- |       -----
                               $75.7         $50.7          $9.4 |       $41.3
                               =====         =====          ====         =====

Total insurance benefits and expenses increased 49.2%, or $25.0 million, in 1998 from $50.7 million in 1997. Interest credited to account balances increased 255.4%, or $68.2 million, in 1998 from $26.7 in 1997. The extra credit bonus on the Premium Plus product introduced in October of 1997 generated a $51.6 million increase in interest credited during 1998 compared to 1997. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account option within its variable products.

Commissions increased 234.2%, or $84.9 million, in 1998 from $36.3 million in 1997. Insurance taxes increased 77.0%, or $1.8 million, in 1998 from $2.3 million in 1997. Changes in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses. Most costs incurred as the result of new sales including the extra credit bonus have been deferred, thus having very little impact on current earnings.

General expenses increased 117.7%, or $20.3 million, in 1998 from $17.3 million in 1997. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network. The Companies use a network of wholesalers to distribute products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

At the merger date, the Companies' deferred policy acquisition costs ("DPAC"), previous balance of value of purchased insurance in force ("VPIF") and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. VPIF decreased $2.6 million in the second quarter of 1998 to adjust the value of other receivables recorded at the time of merger and increased $0.2 million in the first quarter of 1998 as the result of an adjustment to the merger costs. The amortization of VPIF and DPAC increased $1.1 million, or 13.0%, in 1998. During the second quarter of 1997, VPIF was adjusted by $2.3 million to reflect narrower spreads than the gross profit model assumed. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4.3 million in 1999, $4.0 million in 2000, $3.9 million in 2001, $3.7 million in 2002 and $3.3 million in 2003. Actual amortization may vary based upon changes in assumptions and experience.

Amortization of goodwill for the year ended December 31, 1998 totaled $3.8 million compared to $2.0 million for the year ended December 31, 1997. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years.

Interest expense on the $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1998, unchanged from the same period of 1997. In addition, Golden American incurred interest expense of $0.2 million in 1998 compared to $0.5 million in 1997 on the line of credit with Equitable which was repaid with a capital contribution. Golden American also paid $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.3 million for the year ended December 31, 1998.

INCOME. Net income for 1998 was $5.1 million, an increase of $4.8 million from $0.3 million in 1997.

Comprehensive income for 1998 was $3.9 million, an increase of $1.8 million from $2.1 million in 1997.

1997 COMPARED TO 1996
The following analysis combines Post-Merger and Post-Acquisition activity for 1997 and Post-Acquisition and Pre-Acquisition activity for 1996 for comparison purposes. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the periods after August 13, 1996.

PREMIUMS
                          POST-MERGER           COMBINED       POST-ACQUISITION
                       -----------------   -----------------   -----------------
                         For the period  |   For the year    |  For the period
                        October 25, 1997 |      ended        |  January 1, 1997
                            through      | December 31, 1997 |     through
                       December 31, 1997 |    Combined       | October 24, 1997
                       ----------------- | ----------------- | ----------------
                                          (Dollars in millions)
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account              $111.0    |         $291.2    |        $180.2
 Fixed account                   60.9    |          318.0    |         257.1
                               ------    |         ------    |        ------
                                171.9    |          609.2    |         437.3
Variable life premiums            1.2    |           15.6    |          14.4
                               ------    |         ------    |        ------
Total premiums                 $173.1    |         $624.8    |        $451.7
                               ======              ======             ======


                       POST-ACQUISITION         COMBINED       PRE-ACQUISITION
                       -----------------   -----------------   ----------------
                          For the period |      For the year |  For the period
                         August 14, 1996 |             ended | January 1, 1996
                                 through | December 31, 1996 |     through
                       December 31, 1996 |          Combined | August 13, 1996
                       ----------------- | ----------------- | ---------------
                                          (Dollars in millions)
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account              $51.0     |        $182.4     |      $131.4
 Fixed account                 118.3     |         245.3     |       127.0
                              ------     |        ------     |      ------
                               169.3     |         427.7     |       258.4
Variable life premiums           3.6     |          14.1     |        10.5
                              ------     |        ------     |      ------
Total premiums                $172.9     |        $441.8     |      $268.9
                              ======              ======             ======

Variable annuity separate account and variable life premiums increased 59.6% and 10.1%, respectively in 1997. During 1997, stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. The fixed account portion of the Company's variable annuity premiums increased 29.7% in 1997 due to the Company's marketing emphasis on fixed rates during the second and third quarters. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1997, totaled $328.2 million, or 53% of premiums ($298.0 million or 67% from two significant broker/dealers for the year ended December 31, 1996).

REVENUES
                          POST-MERGER          COMBINED        POST-ACQUISITION
                       -----------------   -----------------   ----------------
                        For the period   |   For the year    |  For the period
                       October 25, 1997  |      ended        |  January 1, 1997
                           through       | December 31, 1997 |     through
                       December 31, 1997 |     Combined      | October 24, 1997
---------------------------------------- | ----------------- | ----------------
                                          (Dollars in millions)
Annuity and interest                     |                   |
 sensitive life                          |                   |
 product charges                 $3.8    |         $22.1     |         $18.3
Management fee revenue            0.5    |           2.8     |           2.3
Net investment income             5.1    |          26.8     |          21.7
Realized gains (losses)                  |                   |
 on investments                    --    |           0.1     |           0.1
Other income                      0.3    |           0.7     |           0.4
                                 ----    |         -----     |         -----
                                 $9.7    |         $52.5     |         $42.8
                                 ====              =====               =====

                       POST-ACQUISITION        COMBINED         PRE-ACQUISITION
                       -----------------   -----------------   ----------------
                        For the period   |   For the year    | For the period
                        August 14, 1996  |      ended        | January 1, 1996
                            through      | December 31, 1996 |    through
                       December 31, 1996 |    Combined       | August 13, 1996
                       ----------------- | ----------------- | ---------------
                                          (Dollars in millions)
Annuity and interest                     |                   |
 sensitive life                          |                   |
 product charges                $8.8     |        $21.0      |        $12.2
Management fee revenue           0.9     |          2.3      |          1.4
Net investment income            5.8     |         10.8      |          5.0
Realized gains (losses)                  |                   |
 on investments                   --     |         (0.4)     |         (0.4)
Other income                     0.5     |          0.6      |          0.1
                               -----     |        -----      |        -----
                               $16.0     |        $34.3      |        $18.3
                               =====              =====               =====

Total revenues increased 53.3%, or $18.2 million, to $52.5 million in 1997. Annuity and interest sensitive life product charges increased 5.2%, or $1.1 million in 1997 due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million for 1997 and $2.3 million for 1996.

Net investment income increased 148.3%, or $16.0 million, to $26.8 million in 1997 from $10.8 million in 1996 due to growth in invested assets. During 1997, the Company had net realized gains on the disposal of investments, which were the result of voluntary sales, of $0.1 million compared to net realized losses of $0.4 million in 1996.

EXPENSES
                           POST-MERGER         COMBINED       POST-ACQUISITION
                        -----------------  -----------------  ----------------
                         For the period  |  For the year    | For the period
                        October 25, 1997 |     ended        | January 1, 1997
                            through      | December 31, 1997|     through
                        December 31, 1997|    Combined      | October 24, 1997
                        -----------------| -----------------| ----------------
                                          (Dollars in millions)
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances             $7.4     |        $26.7     |        $19.3
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                       --     |          0.1     |          0.1
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                    9.4     |         36.3     |         26.9
  General expenses               3.4     |         17.3     |         13.9
  Insurance taxes                0.5     |          2.3     |          1.8
  Policy acquisition costs               |                  |
   deferred                    (13.7)    |        (42.7)    |        (29.0)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs            0.9     |          2.6     |          1.7
   Present value of in                   |                  |
    force acquired               0.9     |          6.1     |          5.2
   Goodwill                      0.6     |          2.0     |          1.4
                               -----     |        -----     |        -----
                                $9.4     |        $50.7     |        $41.3
                               =====              =====              =====

                        POST-ACQUISITION       COMBINED       PRE-ACQUISITION
                        -----------------  -----------------  ---------------
                         For the period  |   For the year   |  For the period
                         August 14, 1996 |     ended        | January 1, 1996
                            through      | December 31, 1996|     through
                        December 31, 1996|    Combined      | August 13, 1996
                        -----------------| -----------------| ----------------
                                          (Dollars in millions)
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances             $5.7     |         $10.1    |         $4.4
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                      1.3     |           2.2    |          0.9
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                    9.9     |          26.5    |         16.6
  General expenses               5.9     |          15.3    |          9.4
  Insurance taxes                0.7     |           1.9    |          1.2
  Policy acquisition costs               |                  |
   deferred                    (11.7)    |         (31.0)   |        (19.3)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs            0.2     |           2.6    |          2.4
   Present value of in                   |                  |
    force acquired               2.7     |           3.7    |          1.0
   Goodwill                      0.6     |           0.6    |           --
                               -----     |         -----    |        -----
                               $15.3     |         $31.9    |        $16.6
                               =====               =====             =====

Total insurance benefits and expenses increased 59.3%, or $18.8 million, in 1997 from $31.9 million in 1996. Interest credited to account balances increased 164.4%, or $16.6 million, in 1997 as a result of higher account balances associated with the Company's fixed account option within its variable products.

Commissions increased 37.3%, or $9.8 million, in 1997 from $26.5 million in 1996. Insurance taxes increased 23.3%, or $0.4 million, in 1997 from $1.9 million in 1996. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are also impacted by several other factors which include an increase in FICA taxes primarily due to bonuses and an increase in state licenses and fees. Most costs incurred as the result of new sales have been deferred, thus having very little impact on earnings.

General expenses increased 12.6%, or $2.0 million, in 1997 from $15.3 million in 1996 due in part to certain expenses associated with the merger occurring on October 24, 1997. In addition, the Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. This increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American. Management expects general expenses to continue to increase in 1998 as a result of the emphasis on expanding the salaried wholesaler distribution network.

During the second quarter of 1997, present value of in force acquired ("PVIF") was unlocked by $2.3 million to reflect narrower current spreads than the gross profit model assumed. The Company's deferred policy acquisition costs ("DPAC"), previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44.3 million representing PVIF was established for all policies in force at the merger date. The amortization of PVIF and DPAC increased $2.4 million, or 37.1%, in 1997. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997, is $6.2 million in 1998, $6.0 million in 1999, $5.6 million in 2000, $5.0 million in 2001 and $4.2 million in 2002. Certain expense estimates inherent in the cost of the merger may change resulting in changes of the allocation of the purchase price. If changes occur, the impact could result in changes to PVIF and the related amortization and deferred taxes. Actual amortization may vary based upon changes in assumptions and experience. The elimination of the unearned revenue reserve related to in force acquired at the merger/acquisition dates will result in lower annuity and interest sensitive life product charges compared to pre-merger/pre-acquisition levels.

Amortization of goodwill for the year ended December 31, 1997 totaled $2.0 million compared to $0.6 million for the year ended December 31, 1996. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years and is expected to total approximately $3.8 million annually.

Interest expense on the $25 million surplus note issued December 1996 was $2.0 million for the year ended December 31, 1997. Interest on any line of credit borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%.
During 1997, the Company paid $0.6 million to Equitable for interest on the line of credit.

NET INCOME. Net income on a combined basis for 1997 was $0.3 million, a decrease of $3.2 million, or 91.4%, from 1996.

FINANCIAL CONDITION

RATINGS. During 1998, the Companies' ratings were upgraded by Standard & Poor's Rating Services ("Standard & Poor's") from AA to AA+. During the first quarter of 1999, the Companies' ratings were upgraded by Duff & Phelps Credit Rating Company from AA+ to AAA.

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investments increased 72.3% and 72.6%, respectively, in 1998. All of the Companies' investments, other than mortgage loans, are carried at fair value in the Companies' financial statements. As such, growth in the carrying value of the Companies' investment portfolio included changes in unrealized appreciation and depreciation of fixed maturities as well as growth in the cost basis of these securities. Growth in the cost basis of the Companies' investment portfolio resulted from the investment of premiums from the sale of the Companies' fixed account option. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account option of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities, short-term investments and mortgage loans.

At December 31, 1998, the Companies had no investment in default. At December 31, 1998, the Companies' investment portfolio had a yield of 6.4%. The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 100.2% of its amortized cost value for accounting purposes at December 31, 1998.

FIXED MATURITIES: At December 31, 1998, the Companies had fixed maturities with an amortized cost of $739.8 million and an estimated fair value of $742.0 million. The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies and corporations that are rated at least A- by Standard & Poor's ($477.4 million or 64.5%), that are rated BBB+ to BBB- by Standard & Poor's ($124.0 million or 16.8%) and below investment grade securities which are securities issued by corporations that are rated BB+ to B- by Standard & Poor's ($51.6 million or 7.0%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2 or 3 ($86.8 million or 11.7%). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.5% at December 31, 1998.

The Companies classify 100% of securities as available for sale. Net unrealized appreciation of fixed maturities of $2.2 million was comprised of gross appreciation of $6.7 million and gross depreciation of $4.5 million. Net unrealized holding gains on these securities, net of adjustments to VPIF, DPAC and deferred income taxes of $1.0 million was included in stockholder's equity at December 31, 1998.

At December 31, 1998, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $52.7 million, or 5.9%, of the Companies' investment portfolio. The Companies intend to purchase additional below investment grade securities but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At December 31, 1998, the yield at amortized cost on the Companies' below investment grade portfolio was 7.9% compared to 6.4% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $51.7 million, or 98.1% of amortized cost value, at December 31, 1998.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

In 1998, fixed maturities designated as available for sale with a combined amortized cost of $145.3 million were called or repaid by their issuers. In total, net pre-tax losses from sales, calls and repayments of fixed maturity investments amounted to $0.5 million in 1998.

During the fourth quarter of 1998, Golden American determined that the carrying value of two of its bonds exceeded their estimated net realizable value. As a result, Golden American recognized a total pre-tax loss of approximately $1.0 million to reduce the carrying value of the bonds to their combined net realizable value of $2.9 million.

EQUITY SECURITIES: Equity securities represent 1.6% of the Companies' investment portfolio. At December 31, 1998, the Companies owned equity securities with a cost of $14.4 million and an estimated fair value of $11.5 million. Net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2.9 million. Equity securities are primarily comprised of the Companies' investment in shares of the mutual funds underlying the Companies' registered separate accounts.

MORTGAGE LOANS: Mortgage loans represent 10.9% of the Companies' investment portfolio. Mortgages outstanding were $97.3 million at December 31, 1998 with an estimated fair value of $99.8 million. The Companies' mortgage loan portfolio includes 57 loans with an average size of $1.7 million and average seasoning of 0.9 years if weighted by the number of loans. The Companies' mortgage loans are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location. Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in
1997) and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). At
December 31, 1998, the yield on the Companies' mortgage loan portfolio was 7.3%.

At December 31, 1998, no mortgage loan was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of EIC. The insurance subsidiaries have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Accrued investment income increased $3.2 million during 1998 due to an increase in the overall size of the portfolio resulting from the investment of premiums allocated to the fixed account option of the Companies' variable products.

DPAC represents certain deferred costs of acquiring insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business after the merger. The Companies' DPAC and previous balance of VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. At December 31, 1998, the Companies had DPAC and VPIF balances of $205.0 million and $36.0 million, respectively. VPIF decreased $2.6 million in the second quarter of 1998 for an adjustment to the value of other receivables recorded at the time of the merger and increased $0.2 million in the first quarter of 1998 for an adjustment made to the merger costs.

Property and equipment increased $5.8 million during 1998, due to installation of a new policy administration system, introduction of an imaging system as well as the growth in the business.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill through December 31, 1998 was $4.4 million.

Other assets increased $5.5 million during 1998 due mainly to an increase in amounts due from an unaffiliated reinsurer under a modified coinsurance agreement.

At December 31, 1998, the Companies had $3.4 billion of separate account assets compared to $1.6 billion at December 31, 1997. The increase in separate account assets resulted from market appreciation and growth in sales of the Companies' variable annuity products, net of redemptions.

At December 31, 1998, the Companies had total assets of $4.8 billion, an increase of 94.3% over total assets at December 31, 1997.

LIABILITIES. In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.2 billion, or 98.2%, during 1998 and totaled $4.4 billion at December 31, 1998. Future policy benefits for annuity and interest sensitive life products increased $375.8 million, or 74.4%, to $881.1 million reflecting premium growth in the Companies' fixed account option of its variable products. Market appreciation and premium growth, net of redemptions, accounted for the $1.7 billion, or 106.3%, increase in separate account liabilities to $3.4 billion at December 31, 1998.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable which matures on December 17, 2026. As a result of the Merger Agreement, the surplus note is now payable to EIC.

Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement, which became effective December 1, 1996 and expired on December 31, 1997, Golden American could borrow up to $25 million. At December 31, 1997, $24.1 million was outstanding under this agreement. The outstanding balance was repaid by a capital contribution.

Other liabilities increased $15.3 million from $17.3 million at December 31, 1997, due primarily to increases in accounts payable, outstanding checks, guaranty fund assessment liability and pension liability.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in purchasing power when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $122.6 million, or 54.5%, from December 31, 1997 to $347.6 million at December 31, 1998 primarily due to capital contributions from the Parent.

LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of their operating, investing and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and extra premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash used in operating activities was $63.9 million in 1998 compared to $4.8 million in 1997. Annually, the Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable expenses related to the continued growth in the variable annuity product line of Golden American. The 1998 increase in net cash used in operating activities resulted principally from the introduction of Golden American's extra premium credit product in October 1997. In 1998, $54.4 million in extra premium credits was added to contractholders' account values versus $2.8 million in 1997.

Net cash used in investing activities was $390.0 million during 1998 as compared to $198.5 million in 1997. This increase is primarily due to greater net purchases of fixed maturities resulting from an increase in funds available from net fixed account deposits. Net purchases of fixed maturities reached $331.3 million in 1998 versus $135.3 million in 1997. Net purchases of mortgage loans on real estate, on the other hand, declined to $12.6 million from $51.2 million in the prior year. In 1998, net purchases of short-term investments were unusually high due to the investment of the remaining proceeds of Golden American's $60.0 million surplus note issued on December 30, 1998.

Net cash provided by financing activities was $439.5 million during 1998 as compared to $218.6 million during the prior year. In 1998, net cash provided by financing activities was positively impacted by net fixed account deposits of $520.8 million compared to $303.6 million in 1997. This increase was partially offset by net reallocations to the Companies' separate accounts, which increased to $239.7 million from $110.1 million during the prior year. In 1998, other important sources of cash provided by financing activities were $98.4 million of capital contributions from the Parent and $60.0 million of proceeds from the issuance of a surplus note on December 30, 1998. The Companies have used part of the proceeds of the surplus note to repay outstanding short-term debt.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH and the Companies have established an $85.0 million revolving note facility with SunTrust Bank, Atlanta. Management believes that these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity product line. It is anticipated that a continuation of capital contributions from the Parent and the issuance of additional surplus notes will cover these net cash outflows. It is ING's policy to ensure that adequate capital and surplus is provided for the Companies and additional funds will be contributed to the Companies in 1999.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. Golden American currently occupies 65,000 square feet of leased space and has made commitments for an additional 60,000 square feet to be added during 1999 to be occupied by itself and its affiliates. Previously, Golden American's home office operations were housed in leased locations in Wilmington, Delaware and various locations in Pennsylvania, which are being leased on a short-term basis for use in the transition to the new office building. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $7.0 million on capital needs for 1999.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying any dividends to Golden American during 1999.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Companies have total adjusted capital well above all required capital levels.

REINSURANCE: At December 31, 1998, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

YEAR 2000 READINESS DISCLOSURE: Based on and in conjunction with a 1997 study and an ongoing analysis of computer software and hardware, the Companies have assessed their exposure to the Year 2000 change of the century date issue. Some of the Companies' computer programs were originally written using two digits rather than four to define a particular year. As a result, these computer programs contain "time sensitive" software that may recognize "00" as the year 1900 rather than the year 2000, which could cause system failure or miscalculations resulting in disruptions to operations. These disruptions could include, but are not limited to, a temporary inability to process transactions. To a lesser extent, the Companies depend on various non-information technology systems, which could also fail or misfunction as a result of the Year 2000.

The Companies have developed a plan to address the Year 2000 issue in a timely manner. The following schedule details the plan's phases, progress towards completion and actual or estimated completion dates:

                                                       % Complete      Actual/
                                                           as of     Estimated
                                                         March 15,   Completion
                  PHASES                                    1999        Dates
-------------------------------------------------------------------------------
ASSESSMENT AND DEVELOPMENT of the steps to be taken to
 address Year 2000 systems issues                             100%   12/31/1997
REMEDIATION of business critical systems to address
 Year 2000 issues                                             100%    2/28/1999
REMEDIATION of non-critical systems to address Year
 2000 issues                                                76-99%    6/01/1999
TESTING of business critical systems                          100%    3/05/1999
TESTING of non-critical systems and integrated testing
 of hardware and infrastructure                             25-50%    6/15/1999
POINT-TO-POINT TESTING of external interfaces with third
 party computer systems that communicate with the
 Companies' systems                                         50-75%    4/30/1999
IMPLEMENTATION of tested business critical software
 addressing Year 2000 systems issues                          100%    3/05/1999
IMPLEMENTATION of tested non-critical software
 addressing Year 2000 systems issues                        25-50%    6/30/1999
CONTINGENCY PLAN                                            76-99%    6/01/1999

The Companies' operations could be adversely affected if significant customers, suppliers and other third parties, including underlying mutual funds, would be unable to transact business in the Year 2000 and thereafter as a result of the Year 2000 issue. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Companies have identified and contacted these third parties to obtain assurances that necessary steps are being taken to prepare for the Year 2000. The Companies will continue these communications and establish compliance checkpoints through the Year 2000 transition.

Management believes the Companies' systems are or will be substantially compliant by Year 2000. Golden American has charged to expense approximately $335,000 during 1998 for the Year 2000 project. The Companies anticipate charging to expense an additional $200,000 to $300,000 in 1999 which includes upgrade and internal resources costs.

Despite the Companies' efforts to modify or replace "time sensitive" computer and information systems, the Companies could experience a disruption to their operations as a result of the Year 2000. The Companies are currently developing a contingency plan to address the content of third party compliance statements and any systems that may malfunction despite the testing being performed. The contingency plan is anticipated to be completed by June 1, 1999.

The Year 2000 project costs and completion dates are based on management's best estimates. These estimates were derived using numerous assumptions of future events, including the continued availability of resources, third party Year 2000 compliance and other factors. There is no guarantee these estimates will be achieved and actual results could materially differ from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of trained personnel, the ability to locate and correct all relevant computer codes and other uncertainties.

It is the Companies' intention to make every reasonable effort to achieve business continuity through appropriate planning, testing and establishing contingency scenarios; however, the Companies do not make any representations because of many unknown factors beyond the control of the Companies.

MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The Companies' products also provide certain minimum death benefits that depend on the performance of the variable separate accounts. Currently the majority of death benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year-end 1998 levels, variable separate account funds, which represent 80% of the in force, pass the risk in underlying fund performance to the contractholder (except for certain minimum guarantees that are mostly reinsured). With respect to interest rate movements up or down 100 basis points from year-end 1998 levels, the remaining 20% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

2. Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the Companies' products.

3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

4. Increasing competition in the sale of the Companies' products.

5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Companies' variable products.

6. To the extent third parties are unable to transact business in the Year 2000 and thereafter, the Companies' operations could be adversely affected.

OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of annuity and life insurance products. Golden American and its affiliate DSI are party to in excess of 140 sales agreements with broker-dealers, three of whom, Locust Street Securities, Inc., Vestax Securities Corporation, and Multi-Financial Securities Corporation, are affiliates of Golden American. Two broker-dealers, including Locust Street Securities, Inc., produce 10% or more of Golden American's product sales.

REINSURANCE. Golden American reinsures its mortality risk associated with the Contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are approximately 2,350 stock, mutual and other types of insurers in the life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

SERVICE AGREEMENTS. Beginning in 1994 and continuing until August 13, 1996, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation ("BT New York Corporation"), and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware) in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement for 1996 through its termination as of August 13, 1996 and 1995 were $0.5 million and $0.8 million, respectively.

Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsifiary First Golden American Life Insurance Company of New York ("First Golden"), $1.1 million in 1998 under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4.8 million, $2.8 million and $2.3 million for the years of 1998, 1997 and 1996, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services for a fee, payable quarterly. For the year ended December 31, 1998, Golden American and First Golden incurred fees of $1.5 million under this agreement. Prior to 1998, Golden American and First Golden had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Golden American and First Golden paid fees of $.9 million 1998 and $72,000 for the period from August 14, 1996 through December 31, 1996, respectively.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Fees for these services totaled $5.8 million for 1998 and $4.3 million for 1997.

DISTRIBUTION AGREEMENT.   Under a distribution agreement, DSI acts as
the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31, 1998, are sold primarily through two broker/dealer institutions. For the years 1998, 1997 and 1996, commissions paid by Golden American to DSI aggregated $117.5 million, $36.4 million and $27.1 million, respectively.

EMPLOYEES. Golden American, as a result of its Service Agreement with Bankers Trust (Delaware) and EIC Variable, had very few direct employees. Instead, various management services were provided by Bankers Trust (Delaware), EIC Variable and Bankers Trust New York Corporation, as described above under "Service Agreement." The cost of these services were allocated to Golden American. Since August 14, 1996, Golden American has hired individuals to perform various management services and has looked to Equitable of Iowa and its affiliates for certain other management services.

Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where all of
Golden American's records are maintained. This office space is leased.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory intitiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These inititatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Manangement's Discussion and Analysis Results of Operations"

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affilaites, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 11 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND EXECUTIVE OFFICERS

Name (Age)                    Position(s) with the Company
-------------------------     ---------------------------------------
Barnett Chernow (49)          President and Director
Myles R. Tashman (56)         Director, Executive Vice President,
                                General Counsel and Secretary
R. Brock Armstrong (52)       Director
Michael W. Cunningham (50)    Director
Linda B. Emory (60)           Director
Phillip R. Lowery (46)        Director
James R. McInnis (51)         Executive Vice President
Stephen J. Preston (41)       Executive Vice President and Chief
                                Actuary
E. Robert Koster (40)         Senior Vice President and Chief
                                Financial Officer
Patricia M. Corbett (34)      Treasurer
David L. Jacobson (49)        Senior Vice President and Assistant
                                Secretary
William B. Lowe (35)          Senior Vice President
Ronald R. Blasdell (45)       Senior Vice President
Steven G. Mandel (39)         Senior Vice President

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. The principal positions of Golden American's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President and Director of Golden American Life Insurance Company ("Golden American") and President of First Golden American Life Insurance Company of New York ("First Golden") in April 1998. From 1993 to 1998, Mr. Chernow served as Executive Vice President of Golden American. He was elected to serve as Executive Vice President and Director of First Golden in September 1996. From 1977 through 1993, he held various positions with Reliance Insurance Companies and was Senior Vice President and Chief Financial Officer of United Pacific Life Insurance Company from 1984 through 1993.

Mr. Myles R. Tashman joined Golden American in August 1994 as Senior Vice President and was named Executive Vice President, General Counsel and Secretary effective January 1, 1996. He was elected to serve as a Director of Golden American in January 1998. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden. From 1986 through 1993, he was Senior Vice President and General Counsel of United Pacific Life Insurance Company.

Mr. R. Brock Armstrong was appointed to serve as President and Chairman of The GCG Trust in February 1999. He was also elected to serve as Director of Golden American Life Insurance Company Director and President of Equitable Life Insurance Company of Iowa in April 1999. He has served as Director and Chairman of the Board of First Golden American Life Insurance Company of New York since December 1998, and as Group Executive of ING Group since October 1998. Mr. Armstrong was Senior Vice President, The Prudential Insurance Company of America, April 1997 to October 1998; Executive Vice President, London Insurance Group, August 1994 to April 1997; President and Chief Financial Officer of Security First Group, August 1991 to August 1994, and Executive Vice President, London Insurance Group, November 1988 to August 1991.

Mr. Michael W. Cunningham became a Director of Golden American and First Golden in April 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991. Mr. Cunningham served as Senior Vice President and Chief Financial Officer from 1987 to 1991 and Vice President and Controller from 1983 to 1987 for Integon Corporation. From 1973 through 1983, he was a Manager and held various other positions with Ernst & Young.

Ms. Linda B. Emory became a Director of Golden American in April 1999. Since September 1995, she has served as a Director for Life Insurance Company of Georgia, Southland Life Insurance Company, Security Life of Denver, Midwestern United Life Insurance Company, First ING of New York and Columbine Insurance Company. Also, she is an Executive Vice President of ING North America Insurance Corporation. From 1963 to 1993 she held the positions of Vice President, Senior Vice President, Corporate Actuary and Director for Life Insurance Company of Georgia. Also, she served as International Actuary and Manager of Nationale Nederlanden from 1988 to 1990.

Mr. Phillip R. Lowery became a Director of Golden American in April 1999. Presently, he is Executive Vice President and Chief Actuary for ING FSI North America. He served as Vice President of Sun Life of America from 1986 to 1990 and as Vice President of Protective Life Insurance Company from 1978 to 1986. From 1974 to 1978, he was an actuary with Kennesaw Life and Accident Insurance Company.

Mr. James R. McInnis joined Golden American in December, 1997 as
Executive Vice President. From 1982 through November 1997, he was with the Endeavor Group and was President upon leaving.

Mr. E. Robert Koster was elected Senior Vice President and Chief
Financial Officer of Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Patricia M. Corbett was elected Treasurer of Golden American in December 1998. She joined Equitable Life Insurance Company of Iowa in 1987 and is currently Treasurer and Assistant Vice President of Equitable Life and USG Annuity & Life Company.

Mr. David L. Jacobson joined Golden American in November 1993 as
Senior Vice President and Assistant Secretary. From April 1974 through November 1993, he held various positions with United
Pacific Life Insurance Company and was Vice President upon leaving.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June 1998. From September, 1993 through November 1993, he was Senior Vice President and Actuary for Mutual of America Insurance Company. From July, 1987 through August, 1993, he held various positions with United Pacific Life Insurance Company and was Vice President and Actuary upon leaving.

Mr. William B. Lowe joined Equitable Life as Vice President, Sales & Marketing in January 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October 1998. Prior to joining Equitable Life, he was an Associate Vice President of Lincoln Benefit Life from July 1990 through December 1993.

Mr. Steven G. Mandel joined Golden American in October 1988 and became a Senior Vice President in June 1998. Prior to joining
Golden American, he was with Monarch Resources Inc. from June 1982 to October 1988.

Mr. Ronald R. Blasdell joined Golden American in February 1994 and became a Senior Vice President in June 1998. Prior to joining
Golden American, he was with United Pacific Life Insurance Company, from November 1988 to November 1993. From July 1975 through November 1988, he was with Colonial Penn Group, Inc.

COMPENSATION TABLES AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1998. Certain executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI. Executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI pursuant to an arrangement among these companies. Throughout 1995 and until August 13, 1996, Terry L. Kendall served as a Managing Director at Bankers Trust New York Corporation. Compensation amounts for Terry L. Kendall which are reflected throughout these tables prior to August 14, 1996 were not charged to Golden American, but were instead absorbed by Bankers Trust New York Corporation.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officers and the five other most highly compensated executive officers for the fiscal year ended December 31, 1998.

                                                         LONG-TERM
                             ANNUAL COMPENSATION        COMPENSATION
                             -------------------- ------------------------
                                                   RESTRICTED   SECURITIES
NAME AND                                          STOCK AWARDS  UNDERLYING  ALL OTHER
PRINCIPAL POSITION      YEAR  SALARY  BONUS (/1/) OPTIONS (/2/)  OPTIONS   COMPENSATION
------------------      ---- -------- ----------- ------------- ---------- ------------
Barnett Chernow,....... 1998 $284,171  $105,375                   8,000
 President              1997 $234,167  $ 31,859   $  277,576      4,000
                        1996 $207,526  $150,000                              $  7,755(/4/)

James R. McInnis,...... 1998 $250,004  $626,245                   2,000
 Executive Vice
 President

Keith Glover,.......... 1998 $250,000  $145,120                   3,900
 Executive Vice
 President

Myles R. Tashman,...... 1998 $189,337  $ 54,425                   3,500
 Executive Vice         1997 $181,417  $ 25,000   $   165,512     5,000
 President, General     1996 $176,138  $ 90,000                              $  5,127(/4/)
 Counsel and Secretary

Stephen J. Preston,.... 1998 $173.870  $ 32,152                   3,500
 Executive Vice         1997 $160,758  $ 16,470
 President and Chief    1996 $156,937  $ 58,326
 Actuary

Paul R. Schlaack,.....  1998 $406,730  $210,600
 Former Chairman        1997 $351,000  $249,185   $1,274,518     19,000      $ 15,000
 and Vice President     1996 $327,875  $249,185   $  245,875     19,000      $ 15,000

Terry L. Kendall,...... 1998 $145,237  $181,417
 Former President and   1997 $362,833  $ 80,365   $  644,844     16,000
 CEO (/3/)              1996 $288,298  $400,000                              $ 11,535(/4/)

________________

(1)  The amount shown relates to bonuses paid in 1998, 1997 and 1996.

(2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.

(3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change in control of Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.

(4) In 1996, Contributions were made by the Company on behalf of the employee to PartnerShare, the deferred compensation plan sponsored by Bankers Trust New York Corporation and its affiliates for the benefit of all Bankers Trust employees, in February of 1996 to employees on record as of December 31, 1996, after an employee completed one year of service with the company. This contribution could be in the form of deferred compensation and/or a cash payment. In 1996, Mr. Kendall received $9,000 of deferred compensation and $2,535 of cash payment from the plan; Mr. Chernow received $6,000 of deferred compensation and $1,755 of cash payment from the plan; Mr. Tashman received $4,000 of deferred compensation and $1,127 of cash payment from the plan.



Option Grants in Last Fiscal Year (1998)

                                                                              POTENTIAL
                                                                         REALIZABLE VALUE AT
                                                                           ASSUMED ANNUAL
                                       % OF TOTAL                          RATES OF STOCK
                           NUMBER OF    OPTIONS                          PRICE APPRECIATION
                          SECURITIES   GRANTED TO                            FOR OPTION
                          UNDERLYING   EMPLOYEES   EXERCISE                  TERM (/4/)
                            OPTIONS    IN FISCAL    OR BASE   EXPIRATION -------------------
NAME                     GRANTED (/1/)    YEAR    PRICE (/2/)   DATE        5%       10%
----                     ------------- ---------- ----------- ---------- -------- ----------
Barnett Chernow.........     8,000        11.99     $60.518   5/26/2003  $164,016 $  362,433
James R. McInnis........     2,000         3.00     $60.518   5/26/2003  $ 41,004 $   90,608
Keith Glover............     3,900         5.85     $60.518   5/26/2003  $ 79,958 $  176,686
Myles Tashman...........     3,500         5.25     $60.518   5/26/2003  $ 71,758 $  158,564
Stephen J. Preston......     3,500         5.25     $60.518   5/26/2003  $ 71,758 $  158,564

________________


(1) Stock appreciation rights granted on May 26, 1198 to the officers of Golden American have a three-year vesting period and an expiration date as shown.

(2) The base price was equal to the fair market value of ING's stock on on the date of grant.

(3) Total dollar gains based on indicated rates of appreciation of share price over a the five year term of the rights.


Directors of Golden American receive no additional compensation for serving as a director.

FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
For the years ended December 31, 1998 and 1997


                                 [FS] 1

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.

                                                   s/Ernst & Young LLP


Des Moines, Iowa
February 12, 1999


                                 [FS] 2

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                (Dollars in thousands, except per share data)
                                                        POST-MERGER
                                        --------------------------------------
                                         December 31, 1998   December 31, 1997
                                        -------------------  -----------------
ASSETS

Investments:
 Fixed maturities, available for sale,
  at fair value (cost: 1998 - $739,772;
  1997 - $413,288)                                $741,985           $414,401
 Equity securities, at fair value
  (cost: 1998 - $14,437; 1997 - $4,437)             11,514              3,904
 Mortgage loans on real estate                      97,322             85,093
 Policy loans                                       11,772              8,832
 Short-term investments                             41,152             14,460
                                        ------------------   ----------------
Total investments                                  903,745            526,690
Cash and cash equivalents                            6,679             21,039
Due from affiliates                                  2,983                827
Accrued investment income                            9,645              6,423
Deferred policy acquisition costs                  204,979             12,752
Value of purchased insurance in force               35,977             43,174
Current income taxes recoverable                       628                272
Deferred income tax asset                           31,477             36,230
Property and equipment, less allowances
 for depreciation of $801 in 1998 and
 $97 in 1997                                         7,348              1,567
Goodwill, less accumulated amortization
 of $4,408 in 1998 and $630 in 1997                146,719            150,497
Other assets                                         6,239                755
Separate account assets                          3,396,114          1,646,169
                                        ------------------   ----------------
Total assets                                    $4,752,533         $2,446,395
                                        ==================   ================

LIABILITIES AND STOCKHOLDER'S EQUITY

Policy liabilities and accruals:
 Future policy benefits:
  Annuity and interest sensitive life
   products                                       $881,112           $505,304
  Unearned revenue reserve                           3,840              1,189
 Other policy claims and benefits                       --                 10
                                        ------------------   ----------------
                                                   884,952            506,503

Line of credit with affiliate                           --             24,059
Surplus notes                                       85,000             25,000
Due to affiliates                                       --                 80
Other liabilities                                   32,573             17,271
Separate account liabilities                     3,396,114          1,646,169
                                        -------------------  -----------------
                                                 4,398,639          2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
  authorized, issued and outstanding
  250,000 shares                                     2,500              2,500
 Additional paid-in capital                        347,640            224,997
 Accumulated other comprehensive income
  (loss)                                              (895)               241
 Retained earnings (deficit)                         4,649               (425)
                                        ------------------   ----------------
Total stockholder's equity                         353,894            227,313
                                        ------------------   ----------------
Total liabilities and stockholder's
 equity                                         $4,752,533         $2,446,395
                                        ==================   ================

                            See accompanying notes.
                                 [FS] 3

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                        CONSOLIDATED STATEMENTS OF OPERATIONS
                                               (Dollars in thousands)

                                                      POST-MERGER                        POST-ACQUISITION          PRE-ACQUISITION
                                        ------------------------------------ ------------------------------------ ------------------
                                                              For the period|    For the period    For the period|    For the period
                                                            October 25, 1997|   January 1, 1997   August 14, 1996|   January 1, 1996
                                        For the year ended           through|           through           through|           through
                                         December 31, 1998 December 31, 1997|  October 24, 1997 December 31, 1996|   August 13, 1996
                                        ------------------ -----------------|------------------ -----------------|------------------
                                                                            |                                    |
Revenues:                                                                   |                                    |
 Annuity and interest sensitive life                                        |                                    |
  product charges                                 $39,119            $3,834 |          $18,288            $8,768 |          $12,259
 Management fee revenue                             4,771               508 |            2,262               877 |            1,390
 Net investment income                             42,485             5,127 |           21,656             5,795 |            4,990
 Realized gains (losses) on                                                 |                                    |
  investments                                      (1,491)               15 |              151                42 |             (420)
 Other income                                       5,569               236 |              426               486 |               70
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   90,453             9,720 |           42,783            15,968 |           18,289
                                                                            |                                    |
                                                                            |                                    |
Insurance benefits and expenses:                                            |                                    |
 Annuity and interest sensitive                                             |                                    |
  life benefits:                                                            |                                    |
  Interest credited to account                                              |                                    |
    balances                                       94,845             7,413 |           19,276             5,741 |            4,355
  Benefit claims incurred in excess                                         |                                    |
    of account balances                             2,123                -- |              125             1,262 |              915
 Underwriting, acquisition and                                              |                                    |
  insurance expenses:                                                       |                                    |
  Commissions                                     121,171             9,437 |           26,818             9,866 |           16,549
  General expenses                                 37,577             3,350 |           13,907             5,906 |            9,422
  Insurance taxes                                   4,140               450 |            1,889               672 |            1,225
  Policy acquisition costs deferred              (197,796)          (13,678)|          (29,003)          (11,712)|          (19,300)
  Amortization:                                                             |                                    |
   Deferred policy acquisition costs                5,148               892 |            1,674               244 |            2,436
   Value of puchased insurance in force             4,724               948 |            5,225             2,745 |              951
   Goodwill                                         3,778               630 |            1,398               589 |               --
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   75,710             9,442 |           41,309            15,313 |           16,553
                                                                            |                                    |
Interest expense                                    4,390               557 |            2,082                85 |               --
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   80,100             9,999 |           43,391            15,398 |           16,553
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
Income (loss) before income taxes                  10,353              (279)|             (608)              570 |            1,736
                                                                            |                                    |
Income taxes                                        5,279               146 |           (1,337)              220 |           (1,463)
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                                            |                                    |
Net income (loss)                                  $5,074             ($425)|             $729              $350 |           $3,199
                                        =================  ================ |=================  ================ |=================



                            See accompanying notes.
                                 [FS] 4

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                   (Dollars in thousands)

                                                              PRE-ACQUISITION
                           ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at January 1, 1996           $2,500       $50,000       $45,030          $658          ($63)     $98,125
 Comprehensive income:
  Net income                             --            --            --            --         3,199        3,199
  Change in net unrealized
   investment gains (losses)             --            --            --        (1,175)           --       (1,175)
                                                                                                     -----------
 Comprehensive income                                                                                      2,024
 Preferred stock dividends               --            --            --            --          (719)        (719)
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at August 13, 1996           $2,500       $50,000       $45,030         ($517)       $2,417      $99,430
                               ============  ============  ============  ============  ============  ===========

                                                            POST-ACQUISITION
                          ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at August 14, 1996           $2,500       $50,000       $87,372            --            --     $139,872
 Comprehensive income:
  Net income                             --            --            --            --          $350          350
  Change in net unrealized
   investment gains (losses)             --            --            --          $262            --          262
                                                                                                     -----------
 Comprehensive income                                                                                        612
 Contribution of preferred
  stock to additional
  paid-in capital                        --       (50,000)       50,000            --            --           --
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1996         $2,500            --      $137,372          $262          $350     $140,484
 Comprehensive income:
  Net income                             --            --            --            --           729          729
  Change in net unrealized
   investment gains (losses)             --            --            --         1,543            --        1,543
                                                                                                     -----------
 Comprehensive income                                                                                      2,272
 Contribution of capital                 --            --         1,121            --            --        1,121
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at October 24, 1997          $2,500            --      $138,493        $1,805        $1,079     $143,877
                               ============  ============  ============  ============  ============  ===========

                            See accompanying notes.
                                 [FS] 5

                           GOLDEN AMERICAN LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                    (Dollars in thousands)

                                                                POST-MERGER
                           ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at October 25, 1997          $2,500            --      $224,997            --            --     $227,497
 Comprehensive loss:
  Net loss                               --            --            --            --         ($425)        (425)
  Change in net unrealized
   investment gains (losses)             --            --            --          $241            --          241
                                                                                                     -----------
 Comprehensive loss                                                                                         (184)
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1997         $2,500            --      $224,997          $241         ($425)    $227,313
 Comprehensive income:
  Net income                             --            --            --            --         5,074        5,074
  Change in net unrealized
   investment gains (losses)             --            --            --        (1,136)           --       (1,136)
                                                                                                     -----------
 Comprehensive income                                                                                      3,938
 Contribution of capital                 --            --       122,500            --            --      122,500
 Other                                   --            --           143            --            --          143
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1998         $2,500            --      $347,640         ($895)       $4,649     $353,894
                               ============  ============  ============  ============  ============  ===========


                            See accompanying notes.
                                 [FS] 6

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                (Dollars in thousands)

                                                     POST-MERGER                       POST-ACQUISITION           PRE-ACQUISITION
                                         ----------------------------------- ----------------------------------- -----------------
                                                            For the period  | For the period    For the period  | For the period
                                           For the year    October 25, 1997 |January 1, 1997    August 14, 1996 |January 1, 1996
                                               ended           through      |     through           through     |     through
                                         December 31, 1998 December 31, 1997|October 24, 1997  December 31, 1996| August 13, 1996
                                         ----------------- -----------------|----------------- -----------------|-----------------
OPERATING ACTIVITIES                                                        |                                   |
Net income (loss)                                  $5,074             ($425)|            $729              $350 |         $3,199
Adjustments to reconcile net income                                         |                                   |
 (loss) to net cash provided by (used                                       |                                   |
 in) operations:                                                            |                                   |
 Adjustments related to annuity and                                         |                                   |
  interest sensitive life products:                                         |                                   |
  Interest credited and other charges on                                    |                                   |
   interest sensitive products                     94,690             7,361 |          19,177             5,106 |          4,472
  Change in unearned revenues                       2,651             1,189 |           3,292             2,063 |          2,084
 Decrease (increase) in accrued                                             |                                   |
  investment income                                (3,222)            1,205 |          (3,489)             (877)|         (2,494)
 Policy acquisition costs deferred               (197,796)          (13,678)|         (29,003)          (11,712)|        (19,300)
 Amortization of deferred policy                                            |                                   |
  acquisition costs                                 5,148               892 |           1,674               244 |          2,436
 Amortization of value of purchased                                         |                                   |
  insurance in force                                4,724               948 |           5,225             2,745 |            951
 Change in other assets, other                                              |                                   |
  liabilities and accrued income taxes              9,891             4,205 |          (8,944)              (96)|          4,672
 Provision for depreciation and                                             |                                   |
  amortization                                      8,147             1,299 |           3,203             1,242 |            703
 Provision for deferred income taxes                5,279               146 |             316               220 |         (1,463)
 Realized (gains) losses on investments             1,491               (15)|            (151)              (42)|            420
                                            -------------     ------------- |   -------------     ------------- |    -----------
Net cash provided by (used in)                                              |                                   |
 operating activities                             (63,923)            3,127 |          (7,971)             (757)|         (4,320)
                                                                            |                                   |
INVESTING ACTIVITIES                                                        |                                   |
Sale, maturity or repayment of                                              |                                   |
 investments:                                                               |                                   |
 Fixed maturities - available for sale            145,253             9,871 |          39,622            47,453 |         55,091
 Mortgage loans on real estate                      3,791             1,644 |           5,828                40 |             --
 Short-term investments - net                          --                -- |          11,415             2,629 |            354
                                            -------------     ------------- |   -------------     ------------- |   ------------
                                                  149,044            11,515 |          56,865            50,122 |         55,445
Acquisition of investments:                                                 |                                   |
 Fixed maturities - available for sale           (476,523)          (29,596)|        (155,173)         (147,170)|       (184,589)
 Equity securities                                (10,000)               (1)|          (4,865)               (5)|             --
 Mortgage loans on real estate                    (16,390)          (14,209)|         (44,481)          (31,499)|             --
 Policy loans - net                                (2,940)             (328)|          (3,870)             (637)|         (1,977)
 Short-term investments - net                     (26,692)          (13,244)|              --                -- |             --
                                            -------------     ------------- |   -------------     ------------- |   ------------
                                                 (532,545)          (57,378)|        (208,389)         (179,311)|       (186,566)
Purchase of property and equipment                 (6,485)             (252)|            (875)             (137)|             --
                                            -------------     ------------- |  --------------     ------------- |   ------------
Net cash used in investing activities            (389,986)          (46,115)|        (152,399)         (129,326)|       (131,121)

                            See accompanying notes.
                                 [FS] 7

                                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
                                          (Dollars in thousands)

                                                     POST-MERGER                       POST-ACQUISITION           PRE-ACQUISITION
                                         ----------------------------------- ----------------------------------- -----------------
                                                            For the period  | For the period    For the period  | For the period
                                           For the year    October 25, 1997 |January 1, 1997    August 14, 1996 |January 1, 1996
                                               ended           through      |     through           through     |     through
                                         December 31, 1998 December 31, 1997|October 24, 1997  December 31, 1996| August 13, 1996
                                         ----------------- -----------------|----------------- -----------------|-----------------
FINANCING ACTIVITIES                                                        |                                   |
Proceeds from issuance of surplus note          $  60,000                -- |              --         $  25,000 |             --
Proceeds from reciprocal loan                                               |                                   |
 agreement borrowings                             500,722                -- |              --                -- |             --
Repayment of reciprocal loan                                                |                                   |
 agreement borrowings                            (500,722)               -- |              --                -- |             --
Proceeds from revolving note payable              108,495                -- |              --                -- |             --
Repayment from revolving note payable            (108,495)               -- |              --                -- |             --
Proceeds from line of credit borrowings                --         $  10,119 |       $  97,124                -- |             --
Repayment of line of credit borrowings                 --            (2,207)|         (80,977)               -- |             --
Receipts from annuity and interest                                          |                                   |
 sensitive life policies credited                                           |                                   |
 to account balances                              593,428            62,306 |         261,549           116,819 |      $ 149,750
Return of account balances                                                  |                                   |
 on annuity and interest sensitive                                          |                                   |
 life policies                                    (72,649)           (6,350)|         (13,931)           (3,315)|         (2,695)
Net reallocations to Separate                                               |                                   |
 Accounts                                        (239,671)          (17,017)|         (93,069)          (10,237)|         (8,286)
Contributions of capital by parent                 98,441                -- |           1,011                -- |             --
Dividends paid on preferred stock                      --                -- |              --                -- |           (719)
                                            -------------     ------------- |  --------------     ------------- |   ------------
Net cash provided by financing                                              |                                   |
 activities                                       439,549            46,851 |         171,707           128,267 |        138,050
                                            -------------     ------------- |  --------------     ------------- |   ------------
Increase (decrease) in cash and                                             |                                   |
 cash equivalents                                 (14,360)            3,863 |          11,337            (1,816)|          2,609
                                                                            |                                   |
Cash and cash equivalents at                                                |                                   |
 beginning of period                               21,039            17,176 |           5,839             7,655 |          5,046
                                            -------------     ------------- |  --------------     ------------- |   ------------
Cash and cash equivalents at end                                            |                                   |
 of period                                      $   6,679         $  21,039 |       $  17,176          $  5,839 |       $  7,655
                                            =============     ============= |  ==============     ============= |  =============
                                                                            |                                   |
SUPPLEMENTAL DISCLOSURE OF CASH FLOW                                        |                                   |
 INFORMATION                                                                |                                   |
Cash paid during the period for:                                            |                                   |
 Interest                                           4,305               295 |           1,912                -- |             --
 Income taxes                                          99                -- |             283                -- |             --
Non-cash financing activities:                                              |                                   |
 Non-cash adjustment to additional                                          |                                   |
  paid-in capital for adjusted merger                                       |                                   |
  costs                                               143                -- |              --                -- |             --
 Contribution of property and equipment                                     |                                   |
  from EIC Variable, Inc. net of $353 of                                    |                                   |
  accumulated depreciation                             --                -- |             110                -- |             --
 Contribution of capital from parent to                                     |                                   |
  repay line of credit borrowings                  24,059                -- |              --                -- |             --

                            See accompanying notes.
                                 [FS] 8

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------------

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American, collectively, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS
FIXED MATURITIES: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

REALIZED GAINS AND LOSSES: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

FAIR VALUES: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING
------------------------------------------------------------------------------

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000
in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at December 31, 1997.

3. INVESTMENT OPERATIONS
------------------------------------------------------------------------------

INVESTMENT RESULTS
Major categories of net investment income are summarized below:


                                      POST-MERGER           | POST-ACQUISITION
                         -----------------------------------| ----------------
                                            For the period  |   For the period
                           For the year    October 25, 1997|  January 1, 1997
                                 ended           through    |      through
                         December 31, 1998 December 31, 1997| October 24, 1997
                         ----------------- -----------------| ----------------
                                           (Dollars in thousands)
Fixed maturities               $35,224            $4,443    |       $18,488
Equity securities                   --                 3    |            --
Mortgage loans on real                                      |
 estate                          6,616               879    |         3,070
Policy loans                       619                59    |           482
Short-term investments           1,311               129    |           443
Other, net                         246              (154)   |            24
Funds held in escrow                --                --    |            --
                               -------            ------    |       -------
Gross investment income         44,016             5,359    |        22,507
Less investment expenses        (1,531)             (232)   |          (851)
                               -------            ------    |       -------
Net investment income          $42,485            $5,127    |       $21,656
                               =======            ======    |       =======

                         POST-ACQUISITION    PRE-ACQUISITION
                         ----------------  | ---------------
                          For the period   |  For the period
                          August 14, 1996  | January 1, 1996
                             through       |     through
                         December 31, 1996 | August 13, 1996
                        ------------------ | ---------------
                                (Dollars in thousands)
Fixed maturities               $5,083      |      $4,507
Equity securities                 103      |          --
Mortgage loans on real                     |
 estate                           203      |          --
Policy loans                       78      |          73
Short-term investments            441      |         341
Other, net                          2      |          22
Funds held in escrow               --      |         145
                               ------      |      ------
Gross investment income         5,910      |       5,088
Less investment expenses         (115)     |         (98)
                               ------      |      ------
Net investment income          $5,795      |      $4,990
                               ======      |      ======


Realized gains (losses) on investments are as follows:

                                    POST-MERGER            | POST-ACQUISITION
                        -----------------------------------| ----------------
                                            For the period |  For the period
                          For the year     October 25, 1997| January 1, 1997
                              ended           through      |      through
                        December 31, 1998 December 31, 1997| October 24, 1997
                        ----------------- -----------------|-----------------
                                          (Dollars in thousands)
Fixed maturities,                                          |
 available for sale          ($1,428)              $25     |        $151
Mortgage loans                   (63)              (10)    |          --
                             -------               ---     |        ----
Realized gains (losses)                                    |
 on investments              ($1,491)              $15     |        $151
                             =======               ===              ====

                         POST-ACQUISITION    PRE-ACQUISITION
                         ----------------  | ---------------
                          For the period   |  For the period
                          August 14, 1996  |  January 1, 1996
                              through      |     through
                         December 31, 1996 |  August 13, 1996
                         ----------------- | ----------------
                                 (Dollars in thousands)
Fixed maturities,                          |
 available for sale              $42       |      ($420)
Mortgage loans                    --       |         --
                                 ---       |      -----
Realized gains (losses)                    |
 on investments                  $42       |      ($420)
                                 ===              =====


The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                                       POST-MERGER          | POST-ACQUISITION
                         -----------------------------------| -----------------
                                             For the period |  For the period
                           For the year     October 25, 1997| January 1, 1997
                                ended           through     |     through
                         December 31, 1998 December 31, 1997| October 24, 1997
                         ----------------- -----------------| ----------------
                                           (Dollars in thousands)
Fixed maturities:                                           |
 Available for sale            $1,100           ($3,494)    |       $4,197
 Held for investment               --                --     |           --
Equity securities              (2,390)              (68)    |         (462)
                              -------           -------     |       ------
Unrealized appreciation                                     |
 (depreciation) of                                          |
 securities                   ($1,290)          ($3,562)    |       $3,735
                              =======           =======             ======

                         POST-ACQUISITION  | PRE-ACQUISITION
                         ----------------- | ----------------
                            For the period |   For the period
                           August 14, 1996 |  January 1, 1996
                                   through |          through
                         December 31, 1996 |  August 13, 1996
                         ----------------- | ----------------
                                  (Dollars in thousands)
Fixed maturities:                         |
 Available for sale            $2,497     |     ($3,045)
 Held for investment               --     |         (90)
Equity securities                  (4)    |          (2)
                               ------     |     -------
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                    $2,493     |     ($3,137)
                               ======           =======

At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                   POST-MERGER
                               ----------------------------------------------
                                                 Gross       Gross  Estimated
                                 Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains      Losses      Value
                                 ---------  ----------  ----------  ---------
                                             (Dollars in thousands)
December 31, 1998
----------------------------
U.S. government and
 governmental agencies
 and authorities                 $ 13,568      $  182     ($    8)  $ 13,742
Foreign governments                 2,028           8          --      2,036
Public utilities                   67,710         546        (447)    67,809
Corporate securities              365,569       4,578      (2,658)   367,489
Other asset-backed securities      99,877         281      (1,046)    99,112
Mortgage-backed securities        191,020       1,147        (370)   191,797
                                 --------      ------     -------   --------
Total                            $739,772      $6,742     ($4,529)  $741,985
                                 ========      ======     =======   ========

December 31, 1997
----------------------------
U.S. government and
 governmental agencies
 and authorities                   $5,705          $5         ($1)     $5,709
Foreign governments                 2,062          --          (9)      2,053
Public utilities                   26,983          55          (4)     27,034
Corporate securities              259,798       1,105        (242)    260,661
Other asset-backed securities       3,155          32          --       3,187
Mortgage-backed securities        115,585         202         (30)    115,757
                               -----------------------------------------------
Total                            $413,288      $1,399       ($286)   $414,401
                               ===============================================

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           POST-MERGER
                                                    -------------------------
                                                                    Estimated
                                                    Amortized            Fair
December 31, 1998                                        Cost           Value
-----------------                                   ---------       ---------
                                                    (Dollars in thousands)
Due within one year                                 $ 50,208        $ 50,361
Due after one year through five years                310,291         311,943
Due after five years through ten years                78,264          78,541
Due after ten years                                   10,112          10,231
                                                    --------        --------
                                                     448,875         451,076
Other asset-backed securities                         99,877          99,112
Mortgage-backed securities                           191,020         191,797
                                                    --------        --------
Total                                               $739,772        $741,985
                                                    ========        ========

An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:

                                           Gross         Gross       Proceeds
                           Amortized      Realized      Realized       from
                              Cost         Gains         Losses        Sale
                           ---------      --------      --------      --------
                                           (Dollars in thousands)
POST-MERGER:
For the year ended
 December 31, 1998:
Scheduled principal
 repayments, calls and
 tenders                   $102,504          $ 60       ($    3)     $102,561
Sales                        43,204           518        (1,030)       42,692
                           --------          ----       -------      --------
Total                      $145,708          $578       ($1,033)     $145,253
                           ========          ====       =======      ========
For the period October 25,
 1997 through
 December 31, 1997:
Scheduled principal
 repayments, calls and
 tenders                   $  6,708          $  2            --      $  6,710
Sales                         3,138            23            --         3,161
                           --------          ----       -------      --------
Total                      $  9,846          $ 25            --      $  9,871
                           ========          ====       =======      ========
POST-ACQUISITION:
For the period January 1,
 1997 through October 24,
 1997:
Scheduled principal
 repayments, calls and
 tenders                   $ 25,419            --            --      $ 25,419
Sales                        14,052          $153       ($    2)       14,203
                           --------          ----       -------      --------
Total                      $ 39,471          $153       ($    2)     $ 39,622
                           ========          ====       =======      ========
For the period August 14,
 1996 through
 December 31, 1996:
Scheduled principal
 repayments, calls and
 tenders                   $  1,612            --            --      $  1,612
Sales                        45,799          $115       ($   73)       45,841
                           --------          ----       -------      --------
Total                      $ 47,411          $115       ($   73)     $ 47,453
                           ========          ====       =======      ========

                                             Gross         Gross      Proceeds
                           Amortized      Realized      Realized          from
                                Cost         Gains        Losses          Sale
------------------------------------------------------------------------------
                                           (Dollars in thousands)
PRE-ACQUISITION:
For the period January 1,
 1996 through August 13,
 1996:
Scheduled principal
 repayments, calls and
 tenders                   $  1,801            --            --      $  1,801
Sales                        53,710          $152       ($  572)       53,290
                           --------          ----       -------      --------
Total                      $ 55,511          $152       ($  572)     $ 55,091
                           ========          ====       =======      ========

INVESTMENT VALUATION ANALYSIS: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

INVESTMENTS ON DEPOSIT: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

INVESTMENT DIVERSIFICATIONS: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies
(19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities
(5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997) and
Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4. COMPREHENSIVE INCOME
------------------------------------------------------------------------------

As of January 1, 1998, the Companies adopted the SFAS  No. 130, "Reporting
Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS
No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and
$(57,000), respectively, for the periods October 25, 1997 through December
31, 1997, October 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total
$(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling
$705,000 in 1998.

5. FAIR VALUES OF FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments,"

requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of
Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:


                                                 POST-MERGER
                                  -----------------------------------------
December 31                               1998                  1997
-----------                       --------------------  -------------------
                                             Estimated            Estimated
                                  Carrying     Fair      Carrying    Fair
                                   Value       Value       Value     Value
                                  --------   ---------   -------- -----------
                                              (Dollars in thousands)
ASSETS
 Fixed maturities, available
  for sale                       $741,985    $741,985    $414,401    $414,401
 Equity securities                 11,514      11,514       3,904       3,904
 Mortgage loans on real estate     97,322      99,762      85,093      86,348
 Policy loans                      11,772      11,772       8,832       8,832
 Short-term investments            41,152      41,152      14,460      14,460
 Cash and cash equivalents          6,679       6,679      21,039      21,039
 Separate account assets        3,396,114   3,396,114   1,646,169   1,646,169

LIABILITIES
 Annuity products                 869,009     827,597     493,181     469,714
 Surplus notes                     85,000      90,654      25,000      28,837
 Line of credit with affiliate         --          --      24,059      24,059
 Separate account liabilities   3,396,114   3,396,114   1,646,169   1,646,169


The following methods and assumptions were used by the Companies in estimating fair values.

FIXED MATURITIES: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

EQUITY SECURITIES: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

ANNUITY PRODUCTS: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

SURPLUS NOTES: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

LINE OF CREDIT WITH AFFILIATE: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6. MERGER
------------------------------------------------------------------------------

TRANSACTION: On October 23, 1997, Equitable's shareholders approved the
Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October
24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa
("Equitable Life") and Golden American and their wholly owned subsidiaries.
In addition, Equitable owned all the outstanding capital stock of Locust
Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc.
(subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust,
Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities
Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately
$400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc.
("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The
Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing
VPIF was established for all policies in force at the merger date.

VALUE OF PURCHASED INSURANCE IN FORCE: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:

                                                    POST-MERGER
                                     ------------------   -----------------
                                                            For the period
                                                           October 25, 1997
                                     For the year ended         through
                                      December 31, 1998   December 31, 1997
                                     ------------------   -----------------
                                              (Dollars in thousands)
Beginning balance                           $43,174             $44,297
                                            -------             -------
Imputed interest                              2,802               1,004
Amortization                                 (7,753)             (1,952)
Changes in assumptions of timing
 of gross profits                               227                  --
                                            -------             -------
Net amortization                             (4,724)               (948)
Adjustment for unrealized gains
 on available for sale securities               (28)               (175)
Adjustment for other receivables
 and merger costs                            (2,445)                 --
                                            -------             -------
Ending balance                              $35,977             $43,174
                                            =======             =======

Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased
$219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001, $3,700,000 in 2002 and $3,300,000 in
2003. Actual amortization may vary based upon changes in assumptions and experience.

7. ACQUISITION
------------------------------------------------------------------------------

TRANSACTION: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT
Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC
Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

ACCOUNTING TREATMENT: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden
American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

VALUE OF PURCHASED INSURANCE IN FORCE: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:

                                                       |    PRE-
                                    POST-ACQUISITION   | ACQUISITION
                                  -------------------- | -----------
                                   For the     For the |     For the
                                    period      period |      period
                                   January      August |     January
                                   1, 1997    14, 1996 |     1, 1996
                                   through     through |     through
                                   October    December |      August
                                  24, 1997    31, 1996 |    13, 1996
                              ------------------------ | -----------
                                        (Dollars in thousands)
Beginning balance                 $83,051     $85,796  |     $6,057
                                  -------     -------  |     ------
Imputed interest                    5,138       2,465  |        273
Amortization                      (12,656)     (5,210) |     (1,224)
Changes in assumption of                               |
 timing of gross profits            2,293          --  |         --
                                  -------     -------  |     ------
Net amoritization                  (5,225)     (2,745) |       (951)
Adjustment for unrealized                              |
 gains (losses) on available                           |
 for sale securities                 (373)         --  |         11
                                  -------     -------  |     ------
Ending balance                    $77,453     $83,051  |     $5,117
                                  =======     =======        ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit
Life Insurance Company in Rehabilitation ("Mutual Benefit") on September 30,
1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.

8. INCOME TAXES
------------------------------------------------------------------------------

Golden American files a consolidated federal income tax return. Under the nternal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1998, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $50,917,000.
Approximately $5,094,000, $3,354,000 and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE
Income tax expense (benefit) included in the consolidated financial statements is as follows:


                                                                      PRE-
                    POST-MERGER     |       POST-ACQUISITION    |  ACQUISITION
          --------------------------| --------------------------| -------------
                             For the|       For the      For the|       For the
                              period|        period       period|        period
                         October 25,|    January 1,   August 14,|    January 1,
           For the year         1997|          1997         1996|          1996
                  ended      through|       through      through|       through
           December 31, December 31,|   October 24, December 31,|    August 13,
                   1998         1997|          1997         1996|          1996
          --------------------------| --------------------------| -------------
                                     (Dollars in thousands)
Current             --           -- |          $12           -- |           --
Deferred        $5,279         $146 |       (1,349)        $220 |      ($1,463)
          --------------------------| --------------------------| -------------
                $5,279         $146 |      ($1,337)        $220 |      ($1,463)
          =====================================================================


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                             |                     |   PRE-
                                             |                     | ACQUISI-
                              POST-MERGER    |    POST-ACQUISITION |   TION
                       ----------------------| --------------------| ---------
                                      For the|   For the    For the|   For the
                                       period|    period     period|    period
                                      October|   January     August|   January
                           For the   25, 1997|   1, 1997   14, 1996|   1, 1996
                        year ended    through|   through    through|   through
                          December   December|   October   December|    August
                          31, 1998   31, 1997|  24, 1997   31, 1996|  13, 1996
                       ----------------------| --------------------| ---------
                                          (Dollars in thousands)
                                             |                     |
Income (loss)                                |                     |
 before income taxes      $10,353      ($279)|    ($608)      $570 |   $1,736
                       ======================| ====================| =========
Income tax                                   |                     |
 (benefit) at federal                        |                     |
 statutory rate            $3,624       ($98)|    ($213)      $200 |     $607
Tax effect (decrease) of:                    |                     |
 Realization of NOL                          |                     |
  carryforwards                --         -- |       --         -- |   (1,214)
 Goodwill amortization      1,322        220 |       --         -- |       --
 Compensatory stock                          |                     |
  option and restricted                      |                     |
  stock expense                --         -- |   (1,011)        -- |       --
 Meals and                                   |                     |
  entertainment               157         23 |       53         20 |
 Other items                  176          1 |     (166)        -- |       --
Change in valuation                          |                     |
  allowance                    --         -- |       --         -- |     (856)
                       ----------------------| --------------------| ---------
Income tax expense                           |                     |
 (benefit)                 $5,279       $146 |  ($1,337)      $220 |  ($1,463)
                       =======================================================

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 1998 and 1997 is as follows:

                                                         POST-MERGER
                                            ----------------  ----------------
December 31                                       1998              1997
------------------------------------------------------------  ----------------
                                                    (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value                             $691                --
 Future policy benefits                              66,273           $27,399
 Deferred policy acquisition costs                       --             4,558
 Goodwill                                            16,323            17,620
 Net operating loss carryforwards                    17,821             3,044
 Other                                                1,272             1,548
                                            ----------------  ----------------
                                                    102,380            54,169
Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value                               --              (130)
 Fixed maturity securities                           (1,034)           (1,665)
 Deferred policy acquisition costs                  (55,520)               --
 Mortgage loans on real estate                         (845)             (845)
 Value of purchased insurance in force              (12,592)          (15,172)
 Other                                                 (912)             (127)
                                            ----------------  ----------------
                                                    (70,903)          (17,939)
                                            ----------------  ----------------
Deferred income tax asset                           $31,477           $36,230
                                            ================  ================

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9. RETIREMENT PLANS
------------------------------------------------------------------------------

DEFINED BENEFIT PLANS

In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                                              1998        1997
                                          ------------------------
                                           (Dollars in thousands)
Change in benefit obligation:
 Benefit obligation at January 1                 $956        $192
 Service cost                                   1,138         682
 Interest cost                                     97          25
 Actuarial loss                                 2,266          57
 Benefit payments                                  (3)         --
                                          ------------------------
 Benefit obligation at December 31             $4,454        $956
                                          ========================

                                              1998        1997
                                          ------------------------
                                           (Dollars in thousands)
Funded status:
 Funded status at December 31                 ($4,454)      ($956)
 Unrecognized net loss                          2,266          --
                                          ------------------------
 Net amount recognized                        ($2,188)      ($956)
                                          ========================

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:


December 31                                   1998        1997
------------------------------------------------------------------
Discount rate                                  6.75%       7.25%
Expected return on plan assets                 9.50        9.00
Rate of compensation increase                  4.00        5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER          |POST-ACQUISITION
                          -----------------------------------|----------------
                                               For the period|  For the period
                               For the year  October 25, 1997| January 1, 1997
                                      ended           through|         through
                          December 31, 1998 December 31, 1997|October 24, 1997
                          ----------------- -----------------|----------------
                                            (Dollars in thousands)
                                                             |
Service cost                        $1,138              $114 |           $568
Interest cost                           97                10 |             15
Amortization of net loss                --                -- |              1
                          ----------------- -----------------|----------------
Net periodic benefit cost           $1,235              $124 |           $584
                          ====================================================

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10. RELATED PARTY TRANSACTIONS
------------------------------------------------------------------------------

OPERATING AGREEMENTS: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively
($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and
$13,400,000, respectively. The Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the period January 1, 1997 through October 24, 1997, respectively).

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

LINE OF CREDIT: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

SURPLUS NOTES: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

STOCKHOLDER'S EQUITY: On September 23, 1996, EIC Variable, Inc. contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received $122,500,000 of capital contributions from its Parent.

11. COMMITMENTS AND CONTINGENCIES
------------------------------------------------------------------------------

CONTINGENT LIABILITY: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

REINSURANCE: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and $600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and
$1,267,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

GUARANTY FUND ASSESSMENTS: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

VULNERABILITY FROM CONCENTRATIONS: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

LEASES: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and
$247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000; 2002 -
$1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

REVOLVING NOTE PAYABLE: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

-----------------------------------------------------------------------
                    STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------

TABLE OF CONTENTS

          ITEM                                                     PAGE
                                                                   ----
          Introduction............................................   1
          Description of Golden American Life Insurance Company...   1
          Safekeeping of Assets...................................   1
          The Administrator.......................................   1
          Independent Auditors....................................   2
          Distribution of Contracts...............................   2
          Performance Information.................................   3
          IRA Withdrawal Option...................................   9
          Other Information.......................................   9
          Financial Statements of Separate Account................  10
          Appendix -- Description of Bond Ratings................. A-1



-----------------------------------------------------------------------
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Please Print or Type:

                      --------------------------------------
                      NAME


                      --------------------------------------
                      SOCIAL SECURITY NUMBER


                      --------------------------------------
                      STREET ADDRESS


                      --------------------------------------
                      CITY, STATE, ZIP


G3770 VALUE 5/99

             [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                 APPENDIX A

                  MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guarantee interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a partial withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      (( $112,695 / ( 1.07 / 1.0850 ) ^ ( 2,555 / 365 )) = $124,230

                                   A1

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you is $112,695, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a partial withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest
Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      (( $128,371 / ( 1.07 / 1.0650 ) ^ ( 2,555 / 365 )) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount of the partial withdrawal paid to you is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the partial withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                   A2

                            APPENDIX B

          SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $15,000 (maximum of $15,000 or $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is
considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                   B1

               GOLDEN AMERICAN LIFE INSURANCE COMPANY
               Golden American Life Insurance Company is a stock company domiciled in Delaware

G3770 VALUE 5/99

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

[begin shaded block]

                             PROFILE OF
                         GOLDENSELECT VALUE
                 FIXED AND VARIABLE ANNUITY CONTRACT
                             MAY 1, 1999

[inset within shaded block]
  This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
[end inset within shaded block]

[end shaded block]







1.THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the 21 mutual fund investment portfolios through our Separate Account B listed on the next page and/or (ii) in a fixed account of Golden American with guaranteed interest periods. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the interest period. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. The investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

[Table with Shaded Heading]
                       Annuity Options
|------------------------------------------------------------------------|
|     Option 1   Income for a        Payments are made for a  specified  |
|                fixed period        number of years to you              |
|                                    or your beneficiary.                |
|------------------------------------------------------------------------|
|     Option 2   Income for          Payments are made for the rest of   |
|                life with a         your life or longer for a specified |
|                period certain      period such as 10 or 20 years or    |
|                                    until the total amount used to buy  |
|                                    this option has been repaid.  This  |
|                                    option comes with an added guarantee|
|                                    that payments will continue to your |
|                                    beneficiary for the remainder of    |
|                                    period if you should die during the |
|                                    period.                             |
|------------------------------------------------------------------------|
|     Option 3   Joint life income   Payments are made for your life     |
|                                    and the life of another person      |
|                                    (usually your spouse).              |
|------------------------------------------------------------------------|
|     Option 4   Annuity plan        Any other annuitization plan that we|
|                                    choose to offer on the annuity      |
|                                    start date.                         |
|------------------------------------------------------------------------|

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $25,000 or more up to and including age 85. You may make additional payments of $1,000 or more ($250 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 21 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust and the Warburg Pincus Trust. Keep in mind that any amount you direct into the fixed account earns a fixed interest rate. But if you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

  THE GCG TRUST
     Liquid Asset Series            Growth & Income Series      Small Cap Series
     Limited Maturity Bond Series   Growth Series               Real Estate Series
     Global Fixed Income Series     Value Equity Series         Hard Assets Series
     Total Return Series            Research Series             Developing World Series
     Equity Income Series           Strategic Equity Series
     Fully Managed Series           Capital Appreciation Series
     Rising Dividends Series        Mid-Cap Growth Series

                                    2

  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

  THE WARBURG PINCUS TRUST
     International Equity Portfolio

5.EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company currently does not deduct an annual contract administrative charge but may in the future charge an annual contract administrative fee of $30 or 2% of the contract value, whichever is less. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The asset-based administrative charge is 0.15% annually. The annual rate of the mortality and expense risk charge is:

       Mortality & Expense Risk Charge                         0.75%
       Asset-Based Administrative Charge                       0.15%
                                                               -----
          Total                                                0.90%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, the Company may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any contract year is the greater of (i) any earnings less previous withdrawals; or (ii) 10% of premium payments paid within the last 7 years and not previously withdrawn, less any previous withdrawals taken in the same contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.


     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  | 7+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |
     SURRENDER CHARGE           6% | 6% | 6% | 5% | 4% | 3% | 1% | 0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.04% (based on an average contract value of $75,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for portfolios that commenced operations during 1998 where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

[Table with Shaded Heading]
                                TOTAL ANNUAL                EXAMPLES:
                    TOTAL ANNUAL INVESTMENT   TOTAL TOTAL CHARGES AT THE END OF:
                      INSURANCE  PORTFOLIO   ANNUAL
INVESTMENT PORTFOLIO   CHARGES    CHARGES    CHARGES     1 YEAR     10 YEARS

THE GCG TRUST
Liquid Asset            0.94%      0.59%      1.53%      $75.43     $180.41
Limited Maturity Bond   0.94%      0.60%      1.54%      $75.53     $181.52
Global Fixed Income     0.94%      1.60%      2.54%      $85.58     $285.93
Total Return            0.94%      0.97%      1.91%      $79.26     $221.46
Equity Income           0.94%      0.98%      1.92%      $79.36     $222.51
Fully Managed           0.94%      0.98%      1.92%      $79.36     $222.51
Rising Dividends        0.94%      0.98%      1.92%      $79.36     $222.51
Growth & Income         0.94%      1.08%      2.02%      $80.37     $233.03
Growth                  0.94%      1.09%      2.03%      $80.47     $234.07
Value Equity            0.94%      0.98%      1.92%      $79.36     $222.51
Research                0.94%      0.94%      1.88%      $78.96     $218.28
Strategic Equity        0.94%      0.99%      1.93%      $79.46     $223.57
Capital Appreciation    0.94%      0.98%      1.92%      $79.36     $222.51
Mid-Cap Growth          0.94%      0.95%      1.89%      $79.06     $219.34
Small Cap               0.94%      0.99%      1.93%      $79.46     $223.57
Real Estate             0.94%      0.99%      1.93%      $79.46     $223.57
Hard Assets             0.94%      1.00%      1.94%      $79.56     $224.63
Developing World        0.94%      1.83%      2.77%      $87.88     $308.39

THE PIMCO TRUST
PIMCO High Yield Bond   0.94%      0.75%      1.69%      $77.04     $197.90
PIMCO StocksPLUS
  Growth and Income     0.94%      0.65%      1.59%      $76.03     $187.01

THE WARBURG PINCUS TRUST
International Equity    0.94%      1.33%      2.27%      $82.88     $258.83

For the newly formed portfolios, the charges have been estimated.
The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for the Total Return and Global Fixed Income portfolios. The Year 1 examples above include a 6% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we will calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals described on page 6. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. Since this is a new
Contract, there is no actual performance history to illustrate.
Actual performance information will be shown in an updated prospectus. Please keep in mind that past or hypothetical performance is not a guarantee of future results.

9.DEATH BENEFIT
The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the Death Benefit, if you die before the annuity start date, your beneficiary will receive the greatest of:

    1)  the contract value;
    2) the total premium payments made under the Contract after subtracting any withdrawals; or
    3)  the cash surrender value.

Note:The amounts above could be reduced by premium taxes owed and withdrawals not previously deducted.

10.OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of the contract value.
For purposes of the refund during the free look period, your contract value (i) is adjusted for any market value adjustment (if you have invested in the fixed account), and (ii) includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

     Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

11.INQUIRIES

If you need more information after reading this prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PA  19380
  (800) 366-0066

  or your registered representative.

[begin shaded block]
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             MAY 1, 1999
     DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                         GOLDENSELECT VALUE
[end shaded block]
----------------------------------------------------------------------
This prospectus describes GoldenSelect Value, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 21 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.                              ALLIANCE CAPITAL MANAGEMENT L. P.
    Equity Income Series                                        Growth & Income Series
    Fully Managed Series                                      JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.                                Growth Series
    Capital Appreciation Series                               MASSACHUSETTS FINANCIAL SERVICES COMPANY
    Strategic Equity Series                                     Mid-Cap Growth Series
  KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC                     Research Series
    Rising Dividends Series                                     Total Return Series
  EII REALTY SECURITIES, INC.                                 ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
    Real Estate Series                                          Limited Maturity Bond Series
  BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)        Liquid Asset Series
    Developing World Series                                   PACIFIC INVESTMENT MANAGEMENT COMPANY
    Global Fixed Income Series                                  PIMCO High Yield Bond Portfolio
    Hard Assets Series                                          PIMCO StocksPLUS Growth and Income Portfolio
  EAGLE ASSET MANAGEMENT, INC.                                WARBURG PINCUS ASSET MANAGEMENT, INC.
    Value Equity Series                                         International Equity Portfolio
  FRED ALGER MANAGEMENT, INC.
    Small Cap Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 1999, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

----------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO TRUST AND THE WARBURG PINCUS TRUST.

[Shaded Section Header]
----------------------------------------------------------------------
                          TABLE OF CONTENTS
----------------------------------------------------------------------

                                                             PAGE

     Index of Special Terms.................................    1
     Fees and Expenses......................................    2
     Performance Information................................    5
        Accumulation Unit...................................    5
        Net Investment Factor...............................    5
        Financial Statements................................    6
        Performance Information.............................    6
     Golden American Life Insurance Company.................    7
     The Trusts.............................................    7
     Golden American Separate Account B.....................    8
     The Investment Portfolios..............................    8
        Investment Objectives...............................    8
        Investment Portfolio Management Fees................   10
     The Fixed Interest Allocation..........................   11
        Selecting a Guaranteed Interest Period..............   11
        Guaranteed Interest Rates...........................   11
        Transfers from a Fixed Interest Allocation..........   12
        Withdrawals from a Fixed Interest Allocation........   13
        Market Value Adjustment.............................   13
     The Annuity Contract...................................   13
        Contract Date and Contract Year.....................   14
        Annuity Start Date..................................   14
        Contract Owner......................................   14
        Annuitant...........................................   14
        Beneficiary.........................................   15
        Purchase and Availability of the Contract...........   15
        Crediting of Premium Payments.......................   15
        Contract Value......................................   16
        Cash Surrender Value................................   17
        Surrendering to Receive the Cash Surrender Value....   17
        Addition, Deletion or Substitution of Subaccounts
          and Other Changes.................................   17
        The Fixed Account...................................   17
        Other Contracts.....................................   17
        Other Important Provisions..........................   18
     Withdrawals............................................   18
        Regular Withdrawals.................................   18
        Systematic Withdrawals..............................   18
        IRA Withdrawals.....................................   19
     Transfers Among Your Investments.......................   20
        Dollar Cost Averaging...............................   20
        Automatic Rebalancing...............................   21
     Death Benefit..........................................   22
        Death Benefit During the Accumulation Phase.........   22
        Death Benefit During the Income Phase...............   22
     Charges and Fees.......................................   22
        Charge Deduction Subaccount.........................   22
        Charges Deducted from the Contract Value............   22
          Surrender Charge..................................   22
          Free Withdrawal Amount............................   23

[Shaded Section Header]
----------------------------------------------------------------------
                    TABLE OF CONTENTS (CONTINUED)
----------------------------------------------------------------------

                                                             PAGE

          Surrender Charge for Excess Withdrawals...........   23
          Premium Taxes.....................................   23
          Administrative Charge.............................   23
          Transfer Charge...................................   23
        Charges Deducted from the Subaccounts...............   24
          Mortality and Expense Risk Charge.................   24
          Asset-Based Administrative Charge.................   24
        Trust Expenses......................................   24
     The Annuity Options....................................   24
        Annuitization of Your Contract......................   24
        Selecting the Annuity Start Date....................   25
        Frequency of Annuity Payments.......................   25
        The Annuity Options.................................   25
          Income for a Fixed Period.........................   25
          Income for Life with a Period Certain.............   25
        Payment When Named Person Dies......................   26
     Other Contract Provisions..............................   26
        Reports to Contract Owners..........................   26
        Suspension of Payments..............................   26
        In Case of Errors in Your Application...............   26
        Assigning the Contract as Collateral................   26
        Contract Changes-Applicable Tax Law.................   26
        Free Look...........................................   27
        Group or Sponsored Arrangements.....................   27
        Selling the Contract................................   27
     Other Information......................................   28
        Voting Rights.......................................   28
        Year 2000 Problem...................................   28
        State Regulation....................................   28
        Legal Proceedings...................................   28
        Legal Matters.......................................   28
        Experts.............................................   28
     Federal Tax Considerations.............................   29
     More Information About Golden American................    {xx}
     Financial Statements of Golden American Life
        Insurance Company..................................    {xx}
     Statement of Additional Information
        Table of Contents..................................    {89}
     Appendix A
        Market Value Adjustment Examples...................    A1
     Appendix B
        Surrender Charge for Excess Withdrawals Example....    B1

[Shaded Section Header]
----------------------------------------------------------------------
                       INDEX OF SPECIAL TERMS
----------------------------------------------------------------------


The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:


SPECIAL TERM                           PAGE
Accumulation Unit                        5
Annuitant                               14
Annuity Start Date                      14
Cash Surrender Value                    17
Contract Date                           14
Contract Owner                          14
Contract Value                          16
Contract Year                           14
Fixed Interest Allocation               11
Free Withdrawal Amount                  23
Market Value Adjustment                 13
Net Investment Factor                    5
Death Benefit                           22


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN
                                            THE CONTRACT

Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

[Shaded Section Header]
----------------------------------------------------------------------
                          FEES AND EXPENSES
----------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  | 7+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |
                                   |    |    |    |    |    |    |
     SURRENDER CHARGE           6% | 6% | 6% | 5% | 4% | 3% | 1% | 0%

   Transfer Charge                                          None**
   *If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
   Administrative Charge.................................   $0
   (We may in the future charge an annual contract administrative charge of $30 or 2% of your contract value, whichever is less.)

SEPARATE ACCOUNT ANNUAL CHARGES***
                                           DEATH BENEFIT
   Mortality and Expense Risk Charge........   0.75%
   Asset Based Administrative Charge........   0.15%
                                               -----
   Total Separate Account Expenses..........   0.90%

   ***As a percentage of average assets in each subaccount.


THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of an investment portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Table with Shaded Heading and Shaded lines for readability]
|---------------------------------------------------------------------------|
|                                              OTHER        TOTAL           |
|                                           EXPENSES(2)    EXPENSES         |
|                              MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE     |
| PORTFOLIO                     FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)  |
|---------------------------------------------------------------------------|
| Liquid Asset                     0.59%        0.00%        0.59%          |
| Limited Maturity Bond            0.60%        0.00%        0.60%          |
| Global Fixed Income              1.60%        0.00%        1.60%(3)       |
| Total Return                     0.94%        0.03%        0.97%(3)       |
| Equity Income                    0.98%        0.00%        0.98%          |
| Fully Managed                    0.98%        0.00%        0.98%          |
| Rising Dividends                 0.98%        0.00%        0.98%          |
| Growth & Income                  1.08%        0.00%        1.08%          |
| Growth                           1.08%        0.01%        1.09%          |
| Value Equity                     0.98%        0.00%        0.98%          |
| Research                         0.94%        0.00%        0.94%          |
| Strategic Equity                 0.98%        0.01%        0.99%          |
| Capital Appreciation             0.98%        0.00%        0.98%          |
| Mid-Cap Growth                   0.94%        0.01%        0.95%          |
| Small Cap                        0.98%        0.01%        0.99%          |
| Real Estate                      0.98%        0.01%        0.99%          |
| Hard Assets                      0.98%        0.02%        1.00%          |
| Developing World                 1.75%        0.08%        1.83%          |
|---------------------------------------------------------------------------|

 (1) Fees decline as combined assets increase. See the prospectus for the GCG Trust for more information.
 (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.
 (3) Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown.
        Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading]
|---------------------------------------------------------------------------|
|                                              OTHER         TOTAL          |
|                                           EXPENSES        EXPENSES        |
|                              MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE    |
| PORTFOLIO                     FEES(1)   REIMBURSEMENT(1) REIMBURSEMENT(1) |
|---------------------------------------------------------------------------|
|  PIMCO High Yield Bond           0.50%        0.25%(2)     0.75%          |
|  PIMCO StocksPLUS Growth                                                  |
|    and Income                    0.40%        0.25%        0.65%          |
|---------------------------------------------------------------------------|

 (1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement, and based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond Portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
 (2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

[Table with Shaded Heading]
|---------------------------------------------------------------------------|
|                               ADVISORY       OTHER        TOTAL           |
|  PORTFOLIO                      FEES       EXPENSES    EXPENSES(1)        |
|---------------------------------------------------------------------------|
|  International Equity          1.00%         0.33%        1.33%           |
|---------------------------------------------------------------------------|

 (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

                             WITH ADMIN. CHARGE      WITHOUT ADMIN. CHARGE
     THE GCG TRUST            1 YEAR    3 YEARS        1 YEAR     3 YEARS
                             ------------------      ---------------------
     Liquid Asset...........  $75.43    $107.89        $75.16     $107.10
     Limited Maturity Bond..  $75.53    $108.20        $75.26     $107.41
     Global Fixed Income....  $85.58    $138.63        $85.31     $137.85
     Total Return...........  $79.26    $119.56        $78.99     $118.78
     Equity Income..........  $79.36    $119.87        $79.09     $119.09
     Fully Managed..........  $79.36    $119.87        $79.09     $119.09
     Rising Dividends.......  $79.36    $119.87        $79.09     $119.09
     Growth & Income........  $80.37    $122.92        $80.10     $122.14
     Growth.................  $80.47    $123.22        $80.20     $122.44
     Value Equity...........  $79.36    $119.87        $79.09     $110.09
     Research...............  $78.96    $118.65        $78.69     $117.86
     Strategic Equity.......  $79.46    $120.18        $79.19     $119.39
     Capital Appreciation...  $79.36    $119.87        $79.09     $119.09
     Mid-Cap Growth.........  $79.06    $118.95        $78.79     $118.17
     Small Cap..............  $79.46    $120.18        $79.19     $119.39
     Real Estate............  $79.46    $120.18        $79.19     $119.39
     Hard Assets............  $79.56    $120.48        $79.29     $119.70
     Developing World.......  $87.88    $145.50        $87.61     $144.72

     THE PIMCO TRUST
     PIMCO High Yield Bond..  $77.04    $112.82        $76.78     $112.03
     PIMCO StocksPLUS Growth
      and Income............  $76.03    $109.74        $75.77     $108.95

     THE WARBURG PINCUS TRUST
     International Equity...  $82.88    $130.50        $82.61     $129.72

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

                              WITH ADMIN. CHARGE      WITHOUT ADMIN. CHARGE
     THE GCG TRUST            1 YEAR      3 YEARS      1 YEAR      3 YEARS
                              ------------------      ---------------------
     Equity Income..........  $19.36      $59.87       $19.09      $59.09
     Fully Managed..........  $19.36      $59.87       $19.09      $59.09
     Capital Appreciation...  $19.36      $59.09       $19.09      $59.87
     Rising Dividends.......  $19.36      $59.87       $19.09      $59.09
     Real Estate............  $19.46      $60.18       $19.19      $59.39
     Hard Assets............  $19.56      $60.48       $19.29      $59.70
     Value Equity...........  $19.36      $59.87       $19.09      $59.09
     Strategic Equity.......  $19.46      $60.18       $19.19      $59.39
     Small Cap..............  $19.46      $60.18       $19.19      $59.39
     Developing World.......  $27.88      $85.50       $27.61      $84.72
     Growth & Income........  $20.37      $62.92       $20.10      $62.14
     Growth.................  $20.47      $63.22       $20.20      $62.44
     Mid-Cap Growth.........  $19.06      $58.95       $18.79      $58.17
     Total Return...........  $19.26      $59.56       $18.99      $58.78
     Research...............  $18.96      $58.65       $18.69      $57.86
     Global Fixed Income....  $25.58      $78.63       $25.31      $77.85
     Limited Maturity Bond..  $15.53      $48.20       $15.26      $47.41
     Liquid Asset...........  $15.43      $47.89       $15.16      $47.10

     THE PIMCO TRUST
     PIMCO High Yield Bond..  $17.04      $52.82     $16.78      $52.03
     PIMCO StocksPLUS Growth
      and Income............  $16.03      $49.74     $15.77      $48.95

     THE WARBURG PINCUS TRUST
     International Equity...  $22.88      $70.50     $22.61      $69.72

The examples above for both surrender and not surrender in columns one and two reflect the annual administrative charge of 0.04% of assets (based on an average contract value of $75,000). The examples above for both surrender and not surrender in columns three and four show the expenses without the annual administrative charge of 0.04%. We currently waive the 0.04% annual administrative charge.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

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                       PERFORMANCE INFORMATION
----------------------------------------------------------------------


ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

    (1) We take the net asset value of the subaccount at the end of each business day.

    (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
    (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
    (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997, and 1996 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate
Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulative unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account B has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


[Shaded Section Header]
----------------------------------------------------------------------
               GOLDEN AMERICAN LIFE INSURANCE COMPANY
----------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


[Shaded Section Header]
----------------------------------------------------------------------
                             THE TRUSTS
----------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by Golden American. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and qualified pension and retirement plans. The principal address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Center, CA 92660.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The principal address of the Warburg Pincus Trust is 466 Lexington Avenue, New York, NY 10017.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Trust, and the Warburg Pincus Trust, Directed Services, Inc., Pacific Investment Management Company ("PIMCO"), Warburg Pincus Asset Management, Inc. and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO
TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING TRUSTS'
PROSPECTUSES.  YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

[Shaded Section Header]
----------------------------------------------------------------------
                 GOLDEN AMERICAN SEPARATE ACCOUNT B
----------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, PIMCO Trust and the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from the subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


[Shaded Section Header]
----------------------------------------------------------------------
                      THE INVESTMENT PORTFOLIOS
----------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 21 investment portfolios listed below. You bear the entire investment risk for amounts you allocate to the investment portfolios and may lose your principal.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. More detailed information about the investment portfolios can be found in the prospectuses for the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust. You should read these prospectuses before investing.

[Shaded Table Header]
   INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE
------------------------------------------------------------------------

   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    ----------------------------------------------------

   Limited Maturity Seeks highest current income consistent with
     Bond           low risk to principal and liquidity.
                    Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    ----------------------------------------------------

   Global Fixed     Seeks high total return.
     Income         Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

   Growth & Income  Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    ----------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

   Capital          Seeks long-term capital growth.
     Appreciation   Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

   Developing World Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

   PIMCO High Yield Seeks to maximize total return, consistent with
     Bond           preservation of capital and prudent investment
                    management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at least
                    B by Moody's Investor Services, Inc. or Standard & Poor's or, if unrated, determined by the portfolio manager to be of comparable quality.
                    ----------------------------------------------------

   PIMCO StocksPLUS Seeks to achieve a total return which exceeds
     Growth and     the total return performance of the  S&P 500.
     Income         Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

   International    Seeks long-term appreciation.
     Equity         Invests primarily in a broadly diversified
                    portfolio of equity securities of companies
                    that have their principal business activities
                    outside of the United States.
                    ----------------------------------------------------



INVESTMENT PORTFOLIO MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust, PIMCO serves as the overall adviser of the PIMCO Trust and Warburg Pincus Asset Management, Inc. serves as the investment adviser of the Warburg Pincus Trust. Directed Services and PIMCO provide or procure, at their own expense, the services necessary for the operation of the portfolios. The Warburg Pincus Trust pays for the services necessary for the operation of its portfolio. See the cover page of this prospectus for the names of the corresponding portfolio managers. Directed Services, PIMCO and Warburg Pincus Asset Management do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The GCG Trust pays Directed Services for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Directed Services (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

The Warburg Pincus Trust pays Warburg Pincus Asset Management a monthly advisory fee based on the average daily net assets of the portfolio. The portfolio pays its own administrative costs.

More detailed information about each portfolio's management fees can be found in the prospectuses for each Trust. You should read these prospectuses before investing.


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                    THE FIXED INTEREST ALLOCATION
----------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7, and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A market value adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933 but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited, as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you hold it until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. Unless you tell us the Fixed Interest Allocations from which such transfers will be made, we will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation offered only with dollar cost averaging, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

MARKET VALUE ADJUSTMENT
We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging programs) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date. A Market Value Adjustment may decrease, increase or have no effect on your contract value.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:


                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0050)

Where,
     o "I" is the Index Rate for the affected Fixed Interest Allocation as of the first day of its guaranteed interest period;

     o  "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix A.


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                        THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG

Trust, the PIMCO Trust and the Warburg Pincus
Trust funded by Golden American Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable). If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.
One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $25,000 or more. You may make additional payments of at least $1,000 or more at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

    (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

    (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate those premiums to the specially designated subaccount during the free look period.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:
    (1) We take the contract value in the subaccount at the end of the preceding business day.

    (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

    (3) We add (1) and (2).

    (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

    (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested, and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                             WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals, or (ii) 10% of premium payments paid within the past 7 years not previously withdrawn, less any previous free withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.
We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawals from a Fixed Interest
Allocation taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly, quarterly, or annual basis from the contract value in the subaccounts in which you are invested or from your Fixed Interest Allocations. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a fixed dollar amount or an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both options are subject to the following maximums:

                      Frequency    Maximum Percentage
                      ---------    ------------------
                      Monthly          0.833%
                      Quarterly        2.50%
                      Annually        10.00%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your premiums not previously withdrawn on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount and then cancel the option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you choose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you choose the fixed payment option discussed below and the payments exceed interest earnings. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may choose an option available under our systematic withdrawal program that will allow you to receive systematic payments in fixed amounts. Under this option, you choose the amount of the fixed systematic withdrawal which may total up to 10% of your cumulative premium payments, or in amounts determined to satisfy Section 72(q) or 72(t) of the Tax Code. Since the amount of the systematic fixed payment under this option may exceed the Free Withdrawal Amount, (i) a surrender charge would apply to the extent the systematic payment exceeds the Free Withdrawal Amount, and (ii) a Market Value Adjustment would apply to the extent the systematic payment exceeds interest earnings on your Fixed Interest Allocations. Under this option, we apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than the systematic payment) so that the amount of your systematic withdrawals remain the amount you requested.

Subject to the above, you may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.
You may elect to have this option commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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                  TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service
Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest
Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                            DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and
(iii) the cash surrender value.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

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                          CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single portfolio designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  | 7+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |
                                   |    |    |    |    |    |    |
     SURRENDER CHARGE           6% | 6% | 6% | 5% | 4% | 3% | 1% | 0%

We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is the greater of (i) any earnings less previous free withdrawals or (ii) 10% of premium payments paid within the past 7 years and not previously withdrawn, less any previous free withdrawals taken in the same contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix
B. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

  ADMINISTRATIVE CHARGE. We currently do not charge an annual administrative charge but may in the future deduct an annual administrative charge of $30 or 2% of the contract value, whichever is smaller. Such charge, if any, will be made on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guarantee interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each subaccount and Fixed Interest Allocation, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge, on an annual basis, is equal to 0.75% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .002063% for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.

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                         THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:
    (1) The person named to receive payment is other than the contract owner or beneficiary;
    (2) The person named is not a natural person, such as a corporation; or
    (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

    (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.
    (2) For Option 3, no amounts are payable after both named persons have died.
    (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


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                      OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. DSI receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract:

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                               Underwriter Compensation

 |----------------------------------------------------------------------------|
 |   NAME OF PRINCIPAL     |     AMOUNT OF         |          OTHER           |
 |     UNDERWRITER         | COMMISSION TO BE PAID |      COMPENSATION        |
 |                         |                       |                          |
 | Directed Services, Inc. |   Maximum of 6.5%     |   Reimbursement of any   |
 |                         |   of any initial      | covered expenses incurred|
 |                         |   or additional       |      by registered       |
 |                         |  premium payments     |    representatives in    |
 |                         | except when combined  |     connection with      |
 |                         |   with some annual    |     the distribution     |
 |                         |   trail commissions.  |    of the Contracts.     |
 |----------------------------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).

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                          OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


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                     FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.
In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    O   made on or after the taxpayer reaches age 59 1/2;

    O   made on or after the death of a contract owner;

    O   attributable to the taxpayer's becoming disabled; or

    O made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be

"rolled over" or transferred on a tax-
deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY

SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden American should be read in conjunction with the financial statements and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), pursuant to a merger agreement among Equitable of Iowa, PFHI and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented as the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented as the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented as the Pre-Acquisition basis of accounting.

                                             SELECTED GAAP BASIS FINANCIAL DATA
                                                     (IN THOUSANDS)
                                      POST-MERGER                 POST-ACQUISITION                  PRE-ACQUISITION
                             -----------------------------|-----------------------------| --------------------------------------
                                            FOR THE PERIOD|FOR THE PERIOD FOR THE PERIOD|FOR THE PERIOD
                              FOR THE YEAR   OCTOBER 25,  |  JANUARY 1,    AUGUST 14,   |  JANUARY 1,        FOR THE YEARS
                                  ENDED      1997 THROUGH |1997  THROUGH  1996 THROUGH  | 1996 THROUGH     ENDED DECEMBER 31
                              DECEMBER 31,  DECEMBER 31,  | OCTOBER 24,    DECEMBER 31, |  AUGUST 13,   -----------------------
                                   1998          1997     |     1997           1996     |     1996          1995         1994
                             -------------- --------------|-------------- --------------|-------------- ------------ ------------
                                                          |                             |
Annuity and Interest                                      |                             |
 Sensitive Life                                           |                             |
 Product Charges ............  $    39,119   $     3,834  |  $18,288        $     8,768 | $    12,259   $    18,388   $    17,519
Net Income before                                         |                             |
 Federal Income Tax .........  $    10,353   $      (279) |  $  (608)       $       570 | $     1,736   $     3,364   $     2,222
Net Income (Loss) ...........  $     5,074   $      (425) |  $   729        $       350 | $     3,199   $     3,364   $     2,222
Total Assets ................  $ 4,752,533   $ 2,446,395  |     N/A         $ 1,677,899 |      N/A      $ 1,203,057   $ 1,044,760
Total Liabilities ...........  $ 4,398,639   $ 2,219,082  |     N/A         $ 1,537,415 |      N/A      $ 1,104,932   $   955,254
Total Stockholder's Equity ..  $   353,894   $   227,313  |     N/A         $   140,484 |      N/A      $    98,125   $    89,506

BUSINESS ENVIRONMENT
The current business and regulatory environment remains challenging for the insurance industry. The variable annuity competitive environment is intense and is dominated by a number of large variable product companies with strong distribution, name recognition and wholesaling capabilities. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last five years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

In October of 1997, Golden American introduced three new variable annuity products (GoldenSelect Access, GoldenSelect ES II and GoldenSelect Premium
Plus) which have contributed significantly to sales.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS.

The purpose of this section is to discuss and analyze Golden American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources has also been provided. This analysis should be read jointly with the consolidated financial statements, related notes and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report. The Companies report financial results on a consol-idated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies").

RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI") and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc. ("DSI"), Equitable of Iowa Companies Capital Trust,
Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable of Iowa Companies was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation.

For financial statement purposes, the change in control of the Companies through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Companies' financial statements for periods after October 24, 1997 are presented on the Post-Merger new basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $227.6 million allocated to the Companies. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $151.1 million attributed to the Companies. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

CHANGE IN CONTROL - ACQUISITION. On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly owned subsidiaries, Golden American and DSI. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the acquisition date. As a result, the Companies' financial statements for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139.9 million. Goodwill of $41.1 million was established for the excess of the acquisition cost over the fair value of the assets and liabilities and attributed to Golden American. At June 30, 1997, goodwill was increased by $1.8 million due to the adjustment of the value of a receivable existing at the acquisition date. Before the ING merger, goodwill resulting from the acquisition was being amortized over 25 years on a straight-line basis.

The following analysis combines Post-Merger and Post-Acquisition activity for 1997.

PREMIUMS
                                                                |    POST-
                        POST-MERGER    COMBINED     POST-MERGER | ACQUISITION
                       -------------  ------------  ------------| ------------
                                                      For the   |   For the
                                                      period    |   period
                        For the year  For the year   October 25,|  January 1,
                           ended         ended      1997 through| 1997 through
                        December 31,  December 31,  December 31,|  October 24,
                            1998          1997          1997    |     1997
                        ------------  ------------  ------------| ------------
                                          (Dollars in millions)
Variable annuity                                                |
 premiums:                                                      |
 Separate account          $1,513.3        $291.2        $111.0 |      $180.2
 Fixed account                588.7         318.0          60.9 |       257.1
                           --------        ------        ------ |      ------
                            2,102.0         609.2         171.9 |       437.3
Variable life premiums         13.8          15.6           1.2 |        14.4
                           --------        ------        ------ |      ------
Total premiums             $2,115.8        $624.8        $173.1 |      $451.7
                           ========        ======        ======        ======


For the Companies' variable contracts, premiums collected are not reported as revenues, but are reported as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 419.7% in 1998 primarily due to increased sales of the Premium Plus product introduced in October of 1997 and the increased sales levels of the Companies' other products. The fixed account portion of the Companies' variable annuity premiums increased 85.1% in 1998. Variable life premiums decreased 11.4% in 1998. Total premiums increased 238.7% in 1998.

During 1998, the Companies' sales were further diversified among broker/dealers. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1998 totaled $580.7 million, or 27% of premiums ($328.2 million, or 53% from two significant broker/dealers for the year ended December 31, 1997).

REVENUES
                                                                 |     POST-
                       POST-MERGER     COMBINED      POST-MERGER |  ACQUISITION
                       ------------   ------------   ------------|  ------------
                                                       For the   |    For the
                                                       period    |     period
                       For the year   For the year    October 25,|    January 1,
                          ended          ended       1997 through|  1997 through
                       December 31,   December 31,   December 31,|   October 24,
                           1998           1997           1997    |      1997
                       ------------   ------------   ------------|  ------------
                                         (Dollars in millions)
Annuity and interest                                             |
 sensitive life                                                  |
 product charges             $39.1          $22.1           $3.8 |        $18.3
Management fee revenue         4.8            2.8            0.5 |          2.3
Net investment income         42.5           26.8            5.1 |         21.7
Realized gains (losses)                                          |
 on investments               (1.5)           0.1             -- |          0.1
Other income                   5.6            0.7            0.3 |          0.4
                             -----          -----           ---- |        -----
                             $90.5          $52.5           $9.7 |        $42.8
                             =====          =====           =====         =====

Total revenues increased 72.3%, or $38.0 million, to $90.5 million in 1998. Annuity and interest sensitive life product charges increased 76.8%, or $17.0 million, to $39.1 million in 1998 due to additional fees earned from the increasing block of business under management in the separate accounts and an increase in surrender charge revenues. This increase was partially offset by the elimination of the unearned revenue reserve related to in force acquired business at the merger date, which resulted in lower annuity and interest sensitive life product charges compared to Post-Acquisition levels.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $4.8 million for 1998 and $2.8 million for 1997.

Net investment income increased 58.6%, or $15.7 million, to $42.5 million in 1998 from $26.8 million in 1997 due to growth in invested assets. During 1998, the Company had net realized losses on investments of $1.5 million, which includes a $1.0 million write down of two impaired bonds, compared to gains of $0.1 million in 1997. Other income increased $4.9 million to $5.6 million in 1998 due primarily to income received under a modified coinsurance agreement with an unaffiliated reinsurer as a result of increased sales.

EXPENSES

                                                                 |    POST-
                         POST-MERGER    COMBINED     POST-MERGER | ACQUISITION
                         ------------  ------------  ------------| ------------
                                                       For the   |   For the
                                                       period    |   period
                         For the year  For the year   October 25,| January 1,
                            ended         ended      1997 through| 1997 through
                         December 31,  December 31,  December 31,|  October 24,
                             1998          1997          1997    |     1997
                         ------------  ------------  ------------| ------------
                                           (Dollars in millions)
Insurance benefits                                               |
 and expenses:                                                   |
 Annuity and interest                                            |
  sensitive life benefits:                                       |
  Interest credited to                                           |
   account balances            $94.9         $26.7          $7.4 |       $19.3
  Benefit claims incurred                                        |
   in excess of account                                          |
   balances                      2.1           0.1            -- |         0.1
 Underwriting, acquisition                                       |
  and insurance expenses:                                        |
  Commissions                  121.2          36.3           9.4 |        26.9
  General expenses              37.6          17.3           3.4 |        13.9
  Insurance taxes                4.1           2.3           0.5 |         1.8
  Policy acquisition costs                                       |
   deferred                   (197.8)        (42.7)        (13.7)|       (29.0)
  Amortization:                                                  |
   Deferred policy                                               |
    acquisition costs            5.1           2.6           0.9 |         1.7
   Value of purchased                                            |
    insurance in force           4.7           6.1           0.9 |         5.2
   Goodwill                      3.8           2.0           0.6 |         1.4
                               -----         -----          ---- |       -----
                               $75.7         $50.7          $9.4 |       $41.3
                               =====         =====          ====         =====

Total insurance benefits and expenses increased 49.2%, or $25.0 million, in 1998 from $50.7 million in 1997. Interest credited to account balances increased 255.4%, or $68.2 million, in 1998 from $26.7 in 1997. The extra credit bonus on the Premium Plus product introduced in October of 1997 generated a $51.6 million increase in interest credited during 1998 compared to 1997. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account option within its variable products.

Commissions increased 234.2%, or $84.9 million, in 1998 from $36.3 million in 1997. Insurance taxes increased 77.0%, or $1.8 million, in 1998 from $2.3 million in 1997. Changes in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses. Most costs incurred as the result of new sales including the extra credit bonus have been deferred, thus having very little impact on current earnings.

General expenses increased 117.7%, or $20.3 million, in 1998 from $17.3 million in 1997. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network. The Companies use a network of wholesalers to distribute products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

At the merger date, the Companies' deferred policy acquisition costs ("DPAC"), previous balance of value of purchased insurance in force ("VPIF") and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. VPIF decreased $2.6 million in the second quarter of 1998 to adjust the value of other receivables recorded at the time of merger and increased $0.2 million in the first quarter of 1998 as the result of an adjustment to the merger costs. The amortization of VPIF and DPAC increased $1.1 million, or 13.0%, in 1998. During the second quarter of 1997, VPIF was adjusted by $2.3 million to reflect narrower spreads than the gross profit model assumed. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4.3 million in 1999, $4.0 million in 2000, $3.9 million in 2001, $3.7 million in 2002 and $3.3 million in 2003. Actual amortization may vary based upon changes in assumptions and experience.

Amortization of goodwill for the year ended December 31, 1998 totaled $3.8 million compared to $2.0 million for the year ended December 31, 1997. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years.

Interest expense on the $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1998, unchanged from the same period of 1997. In addition, Golden American incurred interest expense of $0.2 million in 1998 compared to $0.5 million in 1997 on the line of credit with Equitable which was repaid with a capital contribution. Golden American also paid $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.3 million for the year ended December 31, 1998.

INCOME. Net income for 1998 was $5.1 million, an increase of $4.8 million from $0.3 million in 1997.

Comprehensive income for 1998 was $3.9 million, an increase of $1.8 million from $2.1 million in 1997.

1997 COMPARED TO 1996
The following analysis combines Post-Merger and Post-Acquisition activity for 1997 and Post-Acquisition and Pre-Acquisition activity for 1996 for comparison purposes. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the periods after August 13, 1996.

PREMIUMS
                          POST-MERGER           COMBINED       POST-ACQUISITION
                       -----------------   -----------------   -----------------
                         For the period  |   For the year    |  For the period
                        October 25, 1997 |      ended        |  January 1, 1997
                            through      | December 31, 1997 |     through
                       December 31, 1997 |    Combined       | October 24, 1997
                       ----------------- | ----------------- | ----------------
                                          (Dollars in millions)
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account              $111.0    |         $291.2    |        $180.2
 Fixed account                   60.9    |          318.0    |         257.1
                               ------    |         ------    |        ------
                                171.9    |          609.2    |         437.3
Variable life premiums            1.2    |           15.6    |          14.4
                               ------    |         ------    |        ------
Total premiums                 $173.1    |         $624.8    |        $451.7
                               ======              ======             ======


                       POST-ACQUISITION         COMBINED       PRE-ACQUISITION
                       -----------------   -----------------   ----------------
                          For the period |      For the year |  For the period
                         August 14, 1996 |             ended | January 1, 1996
                                 through | December 31, 1996 |     through
                       December 31, 1996 |          Combined | August 13, 1996
                       ----------------- | ----------------- | ---------------
                                          (Dollars in millions)
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account              $51.0     |        $182.4     |      $131.4
 Fixed account                 118.3     |         245.3     |       127.0
                              ------     |        ------     |      ------
                               169.3     |         427.7     |       258.4
Variable life premiums           3.6     |          14.1     |        10.5
                              ------     |        ------     |      ------
Total premiums                $172.9     |        $441.8     |      $268.9
                              ======              ======             ======

Variable annuity separate account and variable life premiums increased 59.6% and 10.1%, respectively in 1997. During 1997, stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. The fixed account portion of the Company's variable annuity premiums increased 29.7% in 1997 due to the Company's marketing emphasis on fixed rates during the second and third quarters. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1997, totaled $328.2 million, or 53% of premiums ($298.0 million or 67% from two significant broker/dealers for the year ended December 31, 1996).

REVENUES
                          POST-MERGER          COMBINED        POST-ACQUISITION
                       -----------------   -----------------   ----------------
                        For the period   |   For the year    |  For the period
                       October 25, 1997  |      ended        |  January 1, 1997
                           through       | December 31, 1997 |     through
                       December 31, 1997 |     Combined      | October 24, 1997
---------------------------------------- | ----------------- | ----------------
                                          (Dollars in millions)
Annuity and interest                     |                   |
 sensitive life                          |                   |
 product charges                 $3.8    |         $22.1     |         $18.3
Management fee revenue            0.5    |           2.8     |           2.3
Net investment income             5.1    |          26.8     |          21.7
Realized gains (losses)                  |                   |
 on investments                    --    |           0.1     |           0.1
Other income                      0.3    |           0.7     |           0.4
                                 ----    |         -----     |         -----
                                 $9.7    |         $52.5     |         $42.8
                                 ====              =====               =====

                       POST-ACQUISITION        COMBINED         PRE-ACQUISITION
                       -----------------   -----------------   ----------------
                        For the period   |   For the year    | For the period
                        August 14, 1996  |      ended        | January 1, 1996
                            through      | December 31, 1996 |    through
                       December 31, 1996 |    Combined       | August 13, 1996
                       ----------------- | ----------------- | ---------------
                                          (Dollars in millions)
Annuity and interest                     |                   |
 sensitive life                          |                   |
 product charges                $8.8     |        $21.0      |        $12.2
Management fee revenue           0.9     |          2.3      |          1.4
Net investment income            5.8     |         10.8      |          5.0
Realized gains (losses)                  |                   |
 on investments                   --     |         (0.4)     |         (0.4)
Other income                     0.5     |          0.6      |          0.1
                               -----     |        -----      |        -----
                               $16.0     |        $34.3      |        $18.3
                               =====              =====               =====

Total revenues increased 53.3%, or $18.2 million, to $52.5 million in 1997. Annuity and interest sensitive life product charges increased 5.2%, or $1.1 million in 1997 due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million for 1997 and $2.3 million for 1996.

Net investment income increased 148.3%, or $16.0 million, to $26.8 million in 1997 from $10.8 million in 1996 due to growth in invested assets. During 1997, the Company had net realized gains on the disposal of investments, which were the result of voluntary sales, of $0.1 million compared to net realized losses of $0.4 million in 1996.

EXPENSES
                           POST-MERGER         COMBINED       POST-ACQUISITION
                        -----------------  -----------------  ----------------
                         For the period  |  For the year    | For the period
                        October 25, 1997 |     ended        | January 1, 1997
                            through      | December 31, 1997|     through
                        December 31, 1997|    Combined      | October 24, 1997
                        -----------------| -----------------| ----------------
                                          (Dollars in millions)
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances             $7.4     |        $26.7     |        $19.3
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                       --     |          0.1     |          0.1
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                    9.4     |         36.3     |         26.9
  General expenses               3.4     |         17.3     |         13.9
  Insurance taxes                0.5     |          2.3     |          1.8
  Policy acquisition costs               |                  |
   deferred                    (13.7)    |        (42.7)    |        (29.0)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs            0.9     |          2.6     |          1.7
   Present value of in                   |                  |
    force acquired               0.9     |          6.1     |          5.2
   Goodwill                      0.6     |          2.0     |          1.4
                               -----     |        -----     |        -----
                                $9.4     |        $50.7     |        $41.3
                               =====              =====              =====

                        POST-ACQUISITION       COMBINED       PRE-ACQUISITION
                        -----------------  -----------------  ---------------
                         For the period  |   For the year   |  For the period
                         August 14, 1996 |     ended        | January 1, 1996
                            through      | December 31, 1996|     through
                        December 31, 1996|    Combined      | August 13, 1996
                        -----------------| -----------------| ----------------
                                          (Dollars in millions)
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances             $5.7     |         $10.1    |         $4.4
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                      1.3     |           2.2    |          0.9
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                    9.9     |          26.5    |         16.6
  General expenses               5.9     |          15.3    |          9.4
  Insurance taxes                0.7     |           1.9    |          1.2
  Policy acquisition costs               |                  |
   deferred                    (11.7)    |         (31.0)   |        (19.3)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs            0.2     |           2.6    |          2.4
   Present value of in                   |                  |
    force acquired               2.7     |           3.7    |          1.0
   Goodwill                      0.6     |           0.6    |           --
                               -----     |         -----    |        -----
                               $15.3     |         $31.9    |        $16.6
                               =====               =====             =====

Total insurance benefits and expenses increased 59.3%, or $18.8 million, in 1997 from $31.9 million in 1996. Interest credited to account balances increased 164.4%, or $16.6 million, in 1997 as a result of higher account balances associated with the Company's fixed account option within its variable products.

Commissions increased 37.3%, or $9.8 million, in 1997 from $26.5 million in 1996. Insurance taxes increased 23.3%, or $0.4 million, in 1997 from $1.9 million in 1996. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are also impacted by several other factors which include an increase in FICA taxes primarily due to bonuses and an increase in state licenses and fees. Most costs incurred as the result of new sales have been deferred, thus having very little impact on earnings.

General expenses increased 12.6%, or $2.0 million, in 1997 from $15.3 million in 1996 due in part to certain expenses associated with the merger occurring on October 24, 1997. In addition, the Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. This increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American. Management expects general expenses to continue to increase in 1998 as a result of the emphasis on expanding the salaried wholesaler distribution network.

During the second quarter of 1997, present value of in force acquired ("PVIF") was unlocked by $2.3 million to reflect narrower current spreads than the gross profit model assumed. The Company's deferred policy acquisition costs ("DPAC"), previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44.3 million representing PVIF was established for all policies in force at the merger date. The amortization of PVIF and DPAC increased $2.4 million, or 37.1%, in 1997. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997, is $6.2 million in 1998, $6.0 million in 1999, $5.6 million in 2000, $5.0 million in 2001 and $4.2 million in 2002. Certain expense estimates inherent in the cost of the merger may change resulting in changes of the allocation of the purchase price. If changes occur, the impact could result in changes to PVIF and the related amortization and deferred taxes. Actual amortization may vary based upon changes in assumptions and experience. The elimination of the unearned revenue reserve related to in force acquired at the merger/acquisition dates will result in lower annuity and interest sensitive life product charges compared to pre-merger/pre-acquisition levels.

Amortization of goodwill for the year ended December 31, 1997 totaled $2.0 million compared to $0.6 million for the year ended December 31, 1996. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years and is expected to total approximately $3.8 million annually.

Interest expense on the $25 million surplus note issued December 1996 was $2.0 million for the year ended December 31, 1997. Interest on any line of credit borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%.
During 1997, the Company paid $0.6 million to Equitable for interest on the line of credit.

NET INCOME. Net income on a combined basis for 1997 was $0.3 million, a decrease of $3.2 million, or 91.4%, from 1996.

FINANCIAL CONDITION

RATINGS. During 1998, the Companies' ratings were upgraded by Standard & Poor's Rating Services ("Standard & Poor's") from AA to AA+. During the first quarter of 1999, the Companies' ratings were upgraded by Duff & Phelps Credit Rating Company from AA+ to AAA.

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investments increased 72.3% and 72.6%, respectively, in 1998. All of the Companies' investments, other than mortgage loans, are carried at fair value in the Companies' financial statements. As such, growth in the carrying value of the Companies' investment portfolio included changes in unrealized appreciation and depreciation of fixed maturities as well as growth in the cost basis of these securities. Growth in the cost basis of the Companies' investment portfolio resulted from the investment of premiums from the sale of the Companies' fixed account option. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account option of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities, short-term investments and mortgage loans.

At December 31, 1998, the Companies had no investment in default. At December 31, 1998, the Companies' investment portfolio had a yield of 6.4%. The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 100.2% of its amortized cost value for accounting purposes at December 31, 1998.

FIXED MATURITIES: At December 31, 1998, the Companies had fixed maturities with an amortized cost of $739.8 million and an estimated fair value of $742.0 million. The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies and corporations that are rated at least A- by Standard & Poor's ($477.4 million or 64.5%), that are rated BBB+ to BBB- by Standard & Poor's ($124.0 million or 16.8%) and below investment grade securities which are securities issued by corporations that are rated BB+ to B- by Standard & Poor's ($51.6 million or 7.0%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2 or 3 ($86.8 million or 11.7%). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.5% at December 31, 1998.

The Companies classify 100% of securities as available for sale. Net unrealized appreciation of fixed maturities of $2.2 million was comprised of gross appreciation of $6.7 million and gross depreciation of $4.5 million. Net unrealized holding gains on these securities, net of adjustments to VPIF, DPAC and deferred income taxes of $1.0 million was included in stockholder's equity at December 31, 1998.

At December 31, 1998, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $52.7 million, or 5.9%, of the Companies' investment portfolio. The Companies intend to purchase additional below investment grade securities but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At December 31, 1998, the yield at amortized cost on the Companies' below investment grade portfolio was 7.9% compared to 6.4% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $51.7 million, or 98.1% of amortized cost value, at December 31, 1998.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

In 1998, fixed maturities designated as available for sale with a combined amortized cost of $145.3 million were called or repaid by their issuers. In total, net pre-tax losses from sales, calls and repayments of fixed maturity investments amounted to $0.5 million in 1998.

During the fourth quarter of 1998, Golden American determined that the carrying value of two of its bonds exceeded their estimated net realizable value. As a result, Golden American recognized a total pre-tax loss of approximately $1.0 million to reduce the carrying value of the bonds to their combined net realizable value of $2.9 million.

EQUITY SECURITIES: Equity securities represent 1.6% of the Companies' investment portfolio. At December 31, 1998, the Companies owned equity securities with a cost of $14.4 million and an estimated fair value of $11.5 million. Net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2.9 million. Equity securities are primarily comprised of the Companies' investment in shares of the mutual funds underlying the Companies' registered separate accounts.

MORTGAGE LOANS: Mortgage loans represent 10.9% of the Companies' investment portfolio. Mortgages outstanding were $97.3 million at December 31, 1998 with an estimated fair value of $99.8 million. The Companies' mortgage loan portfolio includes 57 loans with an average size of $1.7 million and average seasoning of 0.9 years if weighted by the number of loans. The Companies' mortgage loans are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location. Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in
1997) and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). At
December 31, 1998, the yield on the Companies' mortgage loan portfolio was 7.3%.

At December 31, 1998, no mortgage loan was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of EIC. The insurance subsidiaries have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Accrued investment income increased $3.2 million during 1998 due to an increase in the overall size of the portfolio resulting from the investment of premiums allocated to the fixed account option of the Companies' variable products.

DPAC represents certain deferred costs of acquiring insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business after the merger. The Companies' DPAC and previous balance of VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. At December 31, 1998, the Companies had DPAC and VPIF balances of $205.0 million and $36.0 million, respectively. VPIF decreased $2.6 million in the second quarter of 1998 for an adjustment to the value of other receivables recorded at the time of the merger and increased $0.2 million in the first quarter of 1998 for an adjustment made to the merger costs.

Property and equipment increased $5.8 million during 1998, due to installation of a new policy administration system, introduction of an imaging system as well as the growth in the business.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill through December 31, 1998 was $4.4 million.

Other assets increased $5.5 million during 1998 due mainly to an increase in amounts due from an unaffiliated reinsurer under a modified coinsurance agreement.

At December 31, 1998, the Companies had $3.4 billion of separate account assets compared to $1.6 billion at December 31, 1997. The increase in separate account assets resulted from market appreciation and growth in sales of the Companies' variable annuity products, net of redemptions.

At December 31, 1998, the Companies had total assets of $4.8 billion, an increase of 94.3% over total assets at December 31, 1997.

LIABILITIES. In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.2 billion, or 98.2%, during 1998 and totaled $4.4 billion at December 31, 1998. Future policy benefits for annuity and interest sensitive life products increased $375.8 million, or 74.4%, to $881.1 million reflecting premium growth in the Companies' fixed account option of its variable products. Market appreciation and premium growth, net of redemptions, accounted for the $1.7 billion, or 106.3%, increase in separate account liabilities to $3.4 billion at December 31, 1998.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable which matures on December 17, 2026. As a result of the Merger Agreement, the surplus note is now payable to EIC.

Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement, which became effective December 1, 1996 and expired on December 31, 1997, Golden American could borrow up to $25 million. At December 31, 1997, $24.1 million was outstanding under this agreement. The outstanding balance was repaid by a capital contribution.

Other liabilities increased $15.3 million from $17.3 million at December 31, 1997, due primarily to increases in accounts payable, outstanding checks, guaranty fund assessment liability and pension liability.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in purchasing power when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $122.6 million, or 54.5%, from December 31, 1997 to $347.6 million at December 31, 1998 primarily due to capital contributions from the Parent.

LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of their operating, investing and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and extra premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash used in operating activities was $63.9 million in 1998 compared to $4.8 million in 1997. Annually, the Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable expenses related to the continued growth in the variable annuity product line of Golden American. The 1998 increase in net cash used in operating activities resulted principally from the introduction of Golden American's extra premium credit product in October 1997. In 1998, $54.4 million in extra premium credits was added to contractholders' account values versus $2.8 million in 1997.

Net cash used in investing activities was $390.0 million during 1998 as compared to $198.5 million in 1997. This increase is primarily due to greater net purchases of fixed maturities resulting from an increase in funds available from net fixed account deposits. Net purchases of fixed maturities reached $331.3 million in 1998 versus $135.3 million in 1997. Net purchases of mortgage loans on real estate, on the other hand, declined to $12.6 million from $51.2 million in the prior year. In 1998, net purchases of short-term investments were unusually high due to the investment of the remaining proceeds of Golden American's $60.0 million surplus note issued on December 30, 1998.

Net cash provided by financing activities was $439.5 million during 1998 as compared to $218.6 million during the prior year. In 1998, net cash provided by financing activities was positively impacted by net fixed account deposits of $520.8 million compared to $303.6 million in 1997. This increase was partially offset by net reallocations to the Companies' separate accounts, which increased to $239.7 million from $110.1 million during the prior year. In 1998, other important sources of cash provided by financing activities were $98.4 million of capital contributions from the Parent and $60.0 million of proceeds from the issuance of a surplus note on December 30, 1998. The Companies have used part of the proceeds of the surplus note to repay outstanding short-term debt.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH and the Companies have established an $85.0 million revolving note facility with SunTrust Bank, Atlanta. Management believes that these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity product line. It is anticipated that a continuation of capital contributions from the Parent and the issuance of additional surplus notes will cover these net cash outflows. It is ING's policy to ensure that adequate capital and surplus is provided for the Companies and additional funds will be contributed to the Companies in 1999.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. Golden American currently occupies 65,000 square feet of leased space and has made commitments for an additional 60,000 square feet to be added during 1999 to be occupied by itself and its affiliates. Previously, Golden American's home office operations were housed in leased locations in Wilmington, Delaware and various locations in Pennsylvania, which are being leased on a short-term basis for use in the transition to the new office building. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $7.0 million on capital needs for 1999.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying any dividends to Golden American during 1999.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Companies have total adjusted capital well above all required capital levels.

REINSURANCE: At December 31, 1998, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

YEAR 2000 READINESS DISCLOSURE: Based on and in conjunction with a 1997 study and an ongoing analysis of computer software and hardware, the Companies have assessed their exposure to the Year 2000 change of the century date issue. Some of the Companies' computer programs were originally written using two digits rather than four to define a particular year. As a result, these computer programs contain "time sensitive" software that may recognize "00" as the year 1900 rather than the year 2000, which could cause system failure or miscalculations resulting in disruptions to operations. These disruptions could include, but are not limited to, a temporary inability to process transactions. To a lesser extent, the Companies depend on various non-information technology systems, which could also fail or misfunction as a result of the Year 2000.

The Companies have developed a plan to address the Year 2000 issue in a timely manner. The following schedule details the plan's phases, progress towards completion and actual or estimated completion dates:

                                                       % Complete      Actual/
                                                           as of     Estimated
                                                         March 15,   Completion
                  PHASES                                    1999        Dates
-------------------------------------------------------------------------------
ASSESSMENT AND DEVELOPMENT of the steps to be taken to
 address Year 2000 systems issues                             100%   12/31/1997
REMEDIATION of business critical systems to address
 Year 2000 issues                                             100%    2/28/1999
REMEDIATION of non-critical systems to address Year
 2000 issues                                                76-99%    6/01/1999
TESTING of business critical systems                          100%    3/05/1999
TESTING of non-critical systems and integrated testing
 of hardware and infrastructure                             25-50%    6/15/1999
POINT-TO-POINT TESTING of external interfaces with third
 party computer systems that communicate with the
 Companies' systems                                         50-75%    4/30/1999
IMPLEMENTATION of tested business critical software
 addressing Year 2000 systems issues                          100%    3/05/1999
IMPLEMENTATION of tested non-critical software
 addressing Year 2000 systems issues                        25-50%    6/30/1999
CONTINGENCY PLAN                                            76-99%    6/01/1999

The Companies' operations could be adversely affected if significant customers, suppliers and other third parties, including underlying mutual funds, would be unable to transact business in the Year 2000 and thereafter as a result of the Year 2000 issue. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Companies have identified and contacted these third parties to obtain assurances that necessary steps are being taken to prepare for the Year 2000. The Companies will continue these communications and establish compliance checkpoints through the Year 2000 transition.

Management believes the Companies' systems are or will be substantially compliant by Year 2000. Golden American has charged to expense approximately $335,000 during 1998 for the Year 2000 project. The Companies anticipate charging to expense an additional $200,000 to $300,000 in 1999 which includes upgrade and internal resources costs.

Despite the Companies' efforts to modify or replace "time sensitive" computer and information systems, the Companies could experience a disruption to their operations as a result of the Year 2000. The Companies are currently developing a contingency plan to address the content of third party compliance statements and any systems that may malfunction despite the testing being performed. The contingency plan is anticipated to be completed by June 1, 1999.

The Year 2000 project costs and completion dates are based on management's best estimates. These estimates were derived using numerous assumptions of future events, including the continued availability of resources, third party Year 2000 compliance and other factors. There is no guarantee these estimates will be achieved and actual results could materially differ from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of trained personnel, the ability to locate and correct all relevant computer codes and other uncertainties.

It is the Companies' intention to make every reasonable effort to achieve business continuity through appropriate planning, testing and establishing contingency scenarios; however, the Companies do not make any representations because of many unknown factors beyond the control of the Companies.

MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The Companies' products also provide certain minimum death benefits that depend on the performance of the variable separate accounts. Currently the majority of death benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year-end 1998 levels, variable separate account funds, which represent 80% of the in force, pass the risk in underlying fund performance to the contractholder (except for certain minimum guarantees that are mostly reinsured). With respect to interest rate movements up or down 100 basis points from year-end 1998 levels, the remaining 20% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

2. Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the Companies' products.

3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

4. Increasing competition in the sale of the Companies' products.

5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Companies' variable products.

6. To the extent third parties are unable to transact business in the Year 2000 and thereafter, the Companies' operations could be adversely affected.

OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of annuity and life insurance products. Golden American and its affiliate DSI are party to in excess of 140 sales agreements with broker-dealers, three of whom, Locust Street Securities, Inc., Vestax Securities Corporation, and Multi-Financial Securities Corporation, are affiliates of Golden American. Two broker-dealers, including Locust Street Securities, Inc., produce 10% or more of Golden American's product sales.

REINSURANCE. Golden American reinsures its mortality risk associated with the Contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are approximately 2,350 stock, mutual and other types of insurers in the life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

SERVICE AGREEMENTS. Beginning in 1994 and continuing until August 13, 1996, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation ("BT New York Corporation"), and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware) in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement for 1996 through its termination as of August 13, 1996 and 1995 were $0.5 million and $0.8 million, respectively.

Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsifiary First Golden American Life Insurance Company of New York ("First Golden"), $1.1 million in 1998 under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4.8 million, $2.8 million and $2.3 million for the years of 1998, 1997 and 1996, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services for a fee, payable quarterly. For the year ended December 31, 1998, Golden American and First Golden incurred fees of $1.5 million under this agreement. Prior to 1998, Golden American and First Golden had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Golden American and First Golden paid fees of $.9 million 1998 and $72,000 for the period from August 14, 1996 through December 31, 1996, respectively.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Fees for these services totaled $5.8 million for 1998 and $4.3 million for 1997.

DISTRIBUTION AGREEMENT.   Under a distribution agreement, DSI acts as
the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31, 1998, are sold primarily through two broker/dealer institutions. For the years 1998, 1997 and 1996, commissions paid by Golden American to DSI aggregated $117.5 million, $36.4 million and $27.1 million, respectively.

EMPLOYEES. Golden American, as a result of its Service Agreement with Bankers Trust (Delaware) and EIC Variable, had very few direct employees. Instead, various management services were provided by Bankers Trust (Delaware), EIC Variable and Bankers Trust New York Corporation, as described above under "Service Agreement." The cost of these services were allocated to Golden American. Since August 14, 1996, Golden American has hired individuals to perform various management services and has looked to Equitable of Iowa and its affiliates for certain other management services.

Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where all of
Golden American's records are maintained. This office space is leased.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory intitiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These inititatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Manangement's Discussion and Analysis Results of Operations"

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affilaites, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 11 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND EXECUTIVE OFFICERS

Name (Age)                    Position(s) with the Company
-------------------------     ---------------------------------------
Barnett Chernow (49)          President and Director
Myles R. Tashman (56)         Director, Executive Vice President,
                                General Counsel and Secretary
R. Brock Armstrong (52)       Director
Michael W. Cunningham (50)    Director
Linda B. Emory (60)           Director
Phillip R. Lowery (46)        Director
James R. McInnis (51)         Executive Vice President
Stephen J. Preston (41)       Executive Vice President and Chief
                                Actuary
E. Robert Koster (40)         Senior Vice President and Chief
                                Financial Officer
Patricia M. Corbett (34)      Treasurer
David L. Jacobson (49)        Senior Vice President and Assistant
                                Secretary
William B. Lowe (35)          Senior Vice President
Ronald R. Blasdell (45)       Senior Vice President
Steven G. Mandel (39)         Senior Vice President

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. The principal positions of Golden American's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President and Director of Golden American Life Insurance Company ("Golden American") and President of First Golden American Life Insurance Company of New York ("First Golden") in April 1998. From 1993 to 1998, Mr. Chernow served as Executive Vice President of Golden American. He was elected to serve as Executive Vice President and Director of First Golden in September 1996. From 1977 through 1993, he held various positions with Reliance Insurance Companies and was Senior Vice President and Chief Financial Officer of United Pacific Life Insurance Company from 1984 through 1993.

Mr. Myles R. Tashman joined Golden American in August 1994 as Senior Vice President and was named Executive Vice President, General Counsel and Secretary effective January 1, 1996. He was elected to serve as a Director of Golden American in January 1998. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden. From 1986 through 1993, he was Senior Vice President and General Counsel of United Pacific Life Insurance Company.

Mr. R. Brock Armstrong was appointed to serve as President and Chairman of The GCG Trust in February 1999. He was also elected to serve as Director of Golden American Life Insurance Company Director and President of Equitable Life Insurance Company of Iowa in April 1999. He has served as Director and Chairman of the Board of First Golden American Life Insurance Company of New York since December 1998, and as Group Executive of ING Group since October 1998. Mr. Armstrong was Senior Vice President, The Prudential Insurance Company of America, April 1997 to October 1998; Executive Vice President, London Insurance Group, August 1994 to April 1997; President and Chief Financial Officer of Security First Group, August 1991 to August 1994, and Executive Vice President, London Insurance Group, November 1988 to August 1991.

Mr. Michael W. Cunningham became a Director of Golden American and First Golden in April 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995. Currently, he serves as Executive Vice President and Chief Financial Officer of ING North America Insurance Corporation, and has worked for them since 1991. Mr. Cunningham served as Senior Vice President and Chief Financial Officer from 1987 to 1991 and Vice President and Controller from 1983 to 1987 for Integon Corporation. From 1973 through 1983, he was a Manager and held various other positions with Ernst & Young.

Ms. Linda B. Emory became a Director of Golden American in April 1999. Since September 1995, she has served as a Director for Life Insurance Company of Georgia, Southland Life Insurance Company, Security Life of Denver, Midwestern United Life Insurance Company, First ING of New York and Columbine Insurance Company. Also, she is an Executive Vice President of ING North America Insurance Corporation. From 1963 to 1993 she held the positions of Vice President, Senior Vice President, Corporate Actuary and Director for Life Insurance Company of Georgia. Also, she served as International Actuary and Manager of Nationale Nederlanden from 1988 to 1990.

Mr. Phillip R. Lowery became a Director of Golden American in April 1999. Presently, he is Executive Vice President and Chief Actuary for ING FSI North America. He served as Vice President of Sun Life of America from 1986 to 1990 and as Vice President of Protective Life Insurance Company from 1978 to 1986. From 1974 to 1978, he was an actuary with Kennesaw Life and Accident Insurance Company.

Mr. James R. McInnis joined Golden American in December, 1997 as
Executive Vice President. From 1982 through November 1997, he was with the Endeavor Group and was President upon leaving.

Mr. E. Robert Koster was elected Senior Vice President and Chief
Financial Officer of Golden American in September 1998. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Patricia M. Corbett was elected Treasurer of Golden American in December 1998. She joined Equitable Life Insurance Company of Iowa in 1987 and is currently Treasurer and Assistant Vice President of Equitable Life and USG Annuity & Life Company.

Mr. David L. Jacobson joined Golden American in November 1993 as
Senior Vice President and Assistant Secretary. From April 1974 through November 1993, he held various positions with United
Pacific Life Insurance Company and was Vice President upon leaving.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June 1998. From September, 1993 through November 1993, he was Senior Vice President and Actuary for Mutual of America Insurance Company. From July, 1987 through August, 1993, he held various positions with United Pacific Life Insurance Company and was Vice President and Actuary upon leaving.

Mr. William B. Lowe joined Equitable Life as Vice President, Sales & Marketing in January 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October 1998. Prior to joining Equitable Life, he was an Associate Vice President of Lincoln Benefit Life from July 1990 through December 1993.

Mr. Steven G. Mandel joined Golden American in October 1988 and became a Senior Vice President in June 1998. Prior to joining
Golden American, he was with Monarch Resources Inc. from June 1982 to October 1988.

Mr. Ronald R. Blasdell joined Golden American in February 1994 and became a Senior Vice President in June 1998. Prior to joining
Golden American, he was with United Pacific Life Insurance Company, from November 1988 to November 1993. From July 1975 through November 1988, he was with Colonial Penn Group, Inc.

COMPENSATION TABLES AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1998. Certain executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI. Executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI pursuant to an arrangement among these companies. Throughout 1995 and until August 13, 1996, Terry L. Kendall served as a Managing Director at Bankers Trust New York Corporation. Compensation amounts for Terry L. Kendall which are reflected throughout these tables prior to August 14, 1996 were not charged to Golden American, but were instead absorbed by Bankers Trust New York Corporation.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officers and the five other most highly compensated executive officers for the fiscal year ended December 31, 1998.

                                                         LONG-TERM
                             ANNUAL COMPENSATION        COMPENSATION
                             -------------------- ------------------------
                                                   RESTRICTED   SECURITIES
NAME AND                                          STOCK AWARDS  UNDERLYING  ALL OTHER
PRINCIPAL POSITION      YEAR  SALARY  BONUS (/1/) OPTIONS (/2/)  OPTIONS   COMPENSATION
------------------      ---- -------- ----------- ------------- ---------- ------------
Barnett Chernow,....... 1998 $284,171  $105,375                   8,000
 President              1997 $234,167  $ 31,859   $  277,576      4,000
                        1996 $207,526  $150,000                              $  7,755(/4/)

James R. McInnis,...... 1998 $250,004  $626,245                   2,000
 Executive Vice
 President

Keith Glover,.......... 1998 $250,000  $145,120                   3,900
 Executive Vice
 President

Myles R. Tashman,...... 1998 $189,337  $ 54,425                   3,500
 Executive Vice         1997 $181,417  $ 25,000   $   165,512     5,000
 President, General     1996 $176,138  $ 90,000                              $  5,127(/4/)
 Counsel and Secretary

Stephen J. Preston,.... 1998 $173.870  $ 32,152                   3,500
 Executive Vice         1997 $160,758  $ 16,470
 President and Chief    1996 $156,937  $ 58,326
 Actuary

Paul R. Schlaack,.....  1998 $406,730  $210,600
 Former Chairman        1997 $351,000  $249,185   $1,274,518     19,000      $ 15,000
 and Vice President     1996 $327,875  $249,185   $  245,875     19,000      $ 15,000

Terry L. Kendall,...... 1998 $145,237  $181,417
 Former President and   1997 $362,833  $ 80,365   $  644,844     16,000
 CEO (/3/)              1996 $288,298  $400,000                              $ 11,535(/4/)

________________

(1)  The amount shown relates to bonuses paid in 1998, 1997 and 1996.

(2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.

(3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change in control of Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.

(4) In 1996, Contributions were made by the Company on behalf of the employee to PartnerShare, the deferred compensation plan sponsored by Bankers Trust New York Corporation and its affiliates for the benefit of all Bankers Trust employees, in February of 1996 to employees on record as of December 31, 1996, after an employee completed one year of service with the company. This contribution could be in the form of deferred compensation and/or a cash payment. In 1996, Mr. Kendall received $9,000 of deferred compensation and $2,535 of cash payment from the plan; Mr. Chernow received $6,000 of deferred compensation and $1,755 of cash payment from the plan; Mr. Tashman received $4,000 of deferred compensation and $1,127 of cash payment from the plan.



Option Grants in Last Fiscal Year (1998)

                                                                              POTENTIAL
                                                                         REALIZABLE VALUE AT
                                                                           ASSUMED ANNUAL
                                       % OF TOTAL                          RATES OF STOCK
                           NUMBER OF    OPTIONS                          PRICE APPRECIATION
                          SECURITIES   GRANTED TO                            FOR OPTION
                          UNDERLYING   EMPLOYEES   EXERCISE                  TERM (/4/)
                            OPTIONS    IN FISCAL    OR BASE   EXPIRATION -------------------
NAME                     GRANTED (/1/)    YEAR    PRICE (/2/)   DATE        5%       10%
----                     ------------- ---------- ----------- ---------- -------- ----------
Barnett Chernow.........     8,000        11.99     $60.518   5/26/2003  $164,016 $  362,433
James R. McInnis........     2,000         3.00     $60.518   5/26/2003  $ 41,004 $   90,608
Keith Glover............     3,900         5.85     $60.518   5/26/2003  $ 79,958 $  176,686
Myles Tashman...........     3,500         5.25     $60.518   5/26/2003  $ 71,758 $  158,564
Stephen J. Preston......     3,500         5.25     $60.518   5/26/2003  $ 71,758 $  158,564

________________


(1) Stock appreciation rights granted on May 26, 1198 to the officers of Golden American have a three-year vesting period and an expiration date as shown.

(2) The base price was equal to the fair market value of ING's stock on on the date of grant.

(3) Total dollar gains based on indicated rates of appreciation of share price over a the five year term of the rights.


Directors of Golden American receive no additional compensation for serving as a director.

FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
For the years ended December 31, 1998 and 1997


                                 [FS] 1

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.

                                                   s/Ernst & Young LLP


Des Moines, Iowa
February 12, 1999


                                 [FS] 2

                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                (Dollars in thousands, except per share data)
                                                        POST-MERGER
                                        --------------------------------------
                                         December 31, 1998   December 31, 1997
                                        -------------------  -----------------
ASSETS

Investments:
 Fixed maturities, available for sale,
  at fair value (cost: 1998 - $739,772;
  1997 - $413,288)                                $741,985           $414,401
 Equity securities, at fair value
  (cost: 1998 - $14,437; 1997 - $4,437)             11,514              3,904
 Mortgage loans on real estate                      97,322             85,093
 Policy loans                                       11,772              8,832
 Short-term investments                             41,152             14,460
                                        ------------------   ----------------
Total investments                                  903,745            526,690
Cash and cash equivalents                            6,679             21,039
Due from affiliates                                  2,983                827
Accrued investment income                            9,645              6,423
Deferred policy acquisition costs                  204,979             12,752
Value of purchased insurance in force               35,977             43,174
Current income taxes recoverable                       628                272
Deferred income tax asset                           31,477             36,230
Property and equipment, less allowances
 for depreciation of $801 in 1998 and
 $97 in 1997                                         7,348              1,567
Goodwill, less accumulated amortization
 of $4,408 in 1998 and $630 in 1997                146,719            150,497
Other assets                                         6,239                755
Separate account assets                          3,396,114          1,646,169
                                        ------------------   ----------------
Total assets                                    $4,752,533         $2,446,395
                                        ==================   ================

LIABILITIES AND STOCKHOLDER'S EQUITY

Policy liabilities and accruals:
 Future policy benefits:
  Annuity and interest sensitive life
   products                                       $881,112           $505,304
  Unearned revenue reserve                           3,840              1,189
 Other policy claims and benefits                       --                 10
                                        ------------------   ----------------
                                                   884,952            506,503

Line of credit with affiliate                           --             24,059
Surplus notes                                       85,000             25,000
Due to affiliates                                       --                 80
Other liabilities                                   32,573             17,271
Separate account liabilities                     3,396,114          1,646,169
                                        -------------------  -----------------
                                                 4,398,639          2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
  authorized, issued and outstanding
  250,000 shares                                     2,500              2,500
 Additional paid-in capital                        347,640            224,997
 Accumulated other comprehensive income
  (loss)                                              (895)               241
 Retained earnings (deficit)                         4,649               (425)
                                        ------------------   ----------------
Total stockholder's equity                         353,894            227,313
                                        ------------------   ----------------
Total liabilities and stockholder's
 equity                                         $4,752,533         $2,446,395
                                        ==================   ================

                            See accompanying notes.
                                 [FS] 3

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                        CONSOLIDATED STATEMENTS OF OPERATIONS
                                               (Dollars in thousands)

                                                      POST-MERGER                        POST-ACQUISITION          PRE-ACQUISITION
                                        ------------------------------------ ------------------------------------ ------------------
                                                              For the period|    For the period    For the period|    For the period
                                                            October 25, 1997|   January 1, 1997   August 14, 1996|   January 1, 1996
                                        For the year ended           through|           through           through|           through
                                         December 31, 1998 December 31, 1997|  October 24, 1997 December 31, 1996|   August 13, 1996
                                        ------------------ -----------------|------------------ -----------------|------------------
                                                                            |                                    |
Revenues:                                                                   |                                    |
 Annuity and interest sensitive life                                        |                                    |
  product charges                                 $39,119            $3,834 |          $18,288            $8,768 |          $12,259
 Management fee revenue                             4,771               508 |            2,262               877 |            1,390
 Net investment income                             42,485             5,127 |           21,656             5,795 |            4,990
 Realized gains (losses) on                                                 |                                    |
  investments                                      (1,491)               15 |              151                42 |             (420)
 Other income                                       5,569               236 |              426               486 |               70
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   90,453             9,720 |           42,783            15,968 |           18,289
                                                                            |                                    |
                                                                            |                                    |
Insurance benefits and expenses:                                            |                                    |
 Annuity and interest sensitive                                             |                                    |
  life benefits:                                                            |                                    |
  Interest credited to account                                              |                                    |
    balances                                       94,845             7,413 |           19,276             5,741 |            4,355
  Benefit claims incurred in excess                                         |                                    |
    of account balances                             2,123                -- |              125             1,262 |              915
 Underwriting, acquisition and                                              |                                    |
  insurance expenses:                                                       |                                    |
  Commissions                                     121,171             9,437 |           26,818             9,866 |           16,549
  General expenses                                 37,577             3,350 |           13,907             5,906 |            9,422
  Insurance taxes                                   4,140               450 |            1,889               672 |            1,225
  Policy acquisition costs deferred              (197,796)          (13,678)|          (29,003)          (11,712)|          (19,300)
  Amortization:                                                             |                                    |
   Deferred policy acquisition costs                5,148               892 |            1,674               244 |            2,436
   Value of puchased insurance in force             4,724               948 |            5,225             2,745 |              951
   Goodwill                                         3,778               630 |            1,398               589 |               --
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   75,710             9,442 |           41,309            15,313 |           16,553
                                                                            |                                    |
Interest expense                                    4,390               557 |            2,082                85 |               --
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                   80,100             9,999 |           43,391            15,398 |           16,553
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
Income (loss) before income taxes                  10,353              (279)|             (608)              570 |            1,736
                                                                            |                                    |
Income taxes                                        5,279               146 |           (1,337)              220 |           (1,463)
                                        -----------------  ---------------- |-----------------  ---------------- |-----------------
                                                                            |                                    |
Net income (loss)                                  $5,074             ($425)|             $729              $350 |           $3,199
                                        =================  ================ |=================  ================ |=================



                            See accompanying notes.
                                 [FS] 4

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                   (Dollars in thousands)

                                                              PRE-ACQUISITION
                           ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at January 1, 1996           $2,500       $50,000       $45,030          $658          ($63)     $98,125
 Comprehensive income:
  Net income                             --            --            --            --         3,199        3,199
  Change in net unrealized
   investment gains (losses)             --            --            --        (1,175)           --       (1,175)
                                                                                                     -----------
 Comprehensive income                                                                                      2,024
 Preferred stock dividends               --            --            --            --          (719)        (719)
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at August 13, 1996           $2,500       $50,000       $45,030         ($517)       $2,417      $99,430
                               ============  ============  ============  ============  ============  ===========

                                                            POST-ACQUISITION
                          ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at August 14, 1996           $2,500       $50,000       $87,372            --            --     $139,872
 Comprehensive income:
  Net income                             --            --            --            --          $350          350
  Change in net unrealized
   investment gains (losses)             --            --            --          $262            --          262
                                                                                                     -----------
 Comprehensive income                                                                                        612
 Contribution of preferred
  stock to additional
  paid-in capital                        --       (50,000)       50,000            --            --           --
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1996         $2,500            --      $137,372          $262          $350     $140,484
 Comprehensive income:
  Net income                             --            --            --            --           729          729
  Change in net unrealized
   investment gains (losses)             --            --            --         1,543            --        1,543
                                                                                                     -----------
 Comprehensive income                                                                                      2,272
 Contribution of capital                 --            --         1,121            --            --        1,121
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at October 24, 1997          $2,500            --      $138,493        $1,805        $1,079     $143,877
                               ============  ============  ============  ============  ============  ===========

                            See accompanying notes.
                                 [FS] 5

                           GOLDEN AMERICAN LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                    (Dollars in thousands)

                                                                POST-MERGER
                           ------------------------------------------------------------------------------------
                                                                         Accumulated
                                                                            Other
                                                Redeemable    Additional Comprehensive    Retained       Total
                                  Common        Preferred      Paid-in      Income        Earnings    Stockholder's
                                   Stock          Stock        Capital      (Loss)        (Deficit)      Equity
                               ------------- ------------- ------------- ------------- ------------- -------------
Balance at October 25, 1997          $2,500            --      $224,997            --            --     $227,497
 Comprehensive loss:
  Net loss                               --            --            --            --         ($425)        (425)
  Change in net unrealized
   investment gains (losses)             --            --            --          $241            --          241
                                                                                                     -----------
 Comprehensive loss                                                                                         (184)
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1997         $2,500            --      $224,997          $241         ($425)    $227,313
 Comprehensive income:
  Net income                             --            --            --            --         5,074        5,074
  Change in net unrealized
   investment gains (losses)             --            --            --        (1,136)           --       (1,136)
                                                                                                     -----------
 Comprehensive income                                                                                      3,938
 Contribution of capital                 --            --       122,500            --            --      122,500
 Other                                   --            --           143            --            --          143
                               ------------  ------------  ------------  ------------  ------------  -----------
Balance at December 31, 1998         $2,500            --      $347,640         ($895)       $4,649     $353,894
                               ============  ============  ============  ============  ============  ===========


                            See accompanying notes.
                                 [FS] 6

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                (Dollars in thousands)

                                                     POST-MERGER                       POST-ACQUISITION           PRE-ACQUISITION
                                         ----------------------------------- ----------------------------------- -----------------
                                                            For the period  | For the period    For the period  | For the period
                                           For the year    October 25, 1997 |January 1, 1997    August 14, 1996 |January 1, 1996
                                               ended           through      |     through           through     |     through
                                         December 31, 1998 December 31, 1997|October 24, 1997  December 31, 1996| August 13, 1996
                                         ----------------- -----------------|----------------- -----------------|-----------------
OPERATING ACTIVITIES                                                        |                                   |
Net income (loss)                                  $5,074             ($425)|            $729              $350 |         $3,199
Adjustments to reconcile net income                                         |                                   |
 (loss) to net cash provided by (used                                       |                                   |
 in) operations:                                                            |                                   |
 Adjustments related to annuity and                                         |                                   |
  interest sensitive life products:                                         |                                   |
  Interest credited and other charges on                                    |                                   |
   interest sensitive products                     94,690             7,361 |          19,177             5,106 |          4,472
  Change in unearned revenues                       2,651             1,189 |           3,292             2,063 |          2,084
 Decrease (increase) in accrued                                             |                                   |
  investment income                                (3,222)            1,205 |          (3,489)             (877)|         (2,494)
 Policy acquisition costs deferred               (197,796)          (13,678)|         (29,003)          (11,712)|        (19,300)
 Amortization of deferred policy                                            |                                   |
  acquisition costs                                 5,148               892 |           1,674               244 |          2,436
 Amortization of value of purchased                                         |                                   |
  insurance in force                                4,724               948 |           5,225             2,745 |            951
 Change in other assets, other                                              |                                   |
  liabilities and accrued income taxes              9,891             4,205 |          (8,944)              (96)|          4,672
 Provision for depreciation and                                             |                                   |
  amortization                                      8,147             1,299 |           3,203             1,242 |            703
 Provision for deferred income taxes                5,279               146 |             316               220 |         (1,463)
 Realized (gains) losses on investments             1,491               (15)|            (151)              (42)|            420
                                            -------------     ------------- |   -------------     ------------- |    -----------
Net cash provided by (used in)                                              |                                   |
 operating activities                             (63,923)            3,127 |          (7,971)             (757)|         (4,320)
                                                                            |                                   |
INVESTING ACTIVITIES                                                        |                                   |
Sale, maturity or repayment of                                              |                                   |
 investments:                                                               |                                   |
 Fixed maturities - available for sale            145,253             9,871 |          39,622            47,453 |         55,091
 Mortgage loans on real estate                      3,791             1,644 |           5,828                40 |             --
 Short-term investments - net                          --                -- |          11,415             2,629 |            354
                                            -------------     ------------- |   -------------     ------------- |   ------------
                                                  149,044            11,515 |          56,865            50,122 |         55,445
Acquisition of investments:                                                 |                                   |
 Fixed maturities - available for sale           (476,523)          (29,596)|        (155,173)         (147,170)|       (184,589)
 Equity securities                                (10,000)               (1)|          (4,865)               (5)|             --
 Mortgage loans on real estate                    (16,390)          (14,209)|         (44,481)          (31,499)|             --
 Policy loans - net                                (2,940)             (328)|          (3,870)             (637)|         (1,977)
 Short-term investments - net                     (26,692)          (13,244)|              --                -- |             --
                                            -------------     ------------- |   -------------     ------------- |   ------------
                                                 (532,545)          (57,378)|        (208,389)         (179,311)|       (186,566)
Purchase of property and equipment                 (6,485)             (252)|            (875)             (137)|             --
                                            -------------     ------------- |  --------------     ------------- |   ------------
Net cash used in investing activities            (389,986)          (46,115)|        (152,399)         (129,326)|       (131,121)

                            See accompanying notes.
                                 [FS] 7

                                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
                                          (Dollars in thousands)

                                                     POST-MERGER                       POST-ACQUISITION           PRE-ACQUISITION
                                         ----------------------------------- ----------------------------------- -----------------
                                                            For the period  | For the period    For the period  | For the period
                                           For the year    October 25, 1997 |January 1, 1997    August 14, 1996 |January 1, 1996
                                               ended           through      |     through           through     |     through
                                         December 31, 1998 December 31, 1997|October 24, 1997  December 31, 1996| August 13, 1996
                                         ----------------- -----------------|----------------- -----------------|-----------------
FINANCING ACTIVITIES                                                        |                                   |
Proceeds from issuance of surplus note          $  60,000                -- |              --         $  25,000 |             --
Proceeds from reciprocal loan                                               |                                   |
 agreement borrowings                             500,722                -- |              --                -- |             --
Repayment of reciprocal loan                                                |                                   |
 agreement borrowings                            (500,722)               -- |              --                -- |             --
Proceeds from revolving note payable              108,495                -- |              --                -- |             --
Repayment from revolving note payable            (108,495)               -- |              --                -- |             --
Proceeds from line of credit borrowings                --         $  10,119 |       $  97,124                -- |             --
Repayment of line of credit borrowings                 --            (2,207)|         (80,977)               -- |             --
Receipts from annuity and interest                                          |                                   |
 sensitive life policies credited                                           |                                   |
 to account balances                              593,428            62,306 |         261,549           116,819 |      $ 149,750
Return of account balances                                                  |                                   |
 on annuity and interest sensitive                                          |                                   |
 life policies                                    (72,649)           (6,350)|         (13,931)           (3,315)|         (2,695)
Net reallocations to Separate                                               |                                   |
 Accounts                                        (239,671)          (17,017)|         (93,069)          (10,237)|         (8,286)
Contributions of capital by parent                 98,441                -- |           1,011                -- |             --
Dividends paid on preferred stock                      --                -- |              --                -- |           (719)
                                            -------------     ------------- |  --------------     ------------- |   ------------
Net cash provided by financing                                              |                                   |
 activities                                       439,549            46,851 |         171,707           128,267 |        138,050
                                            -------------     ------------- |  --------------     ------------- |   ------------
Increase (decrease) in cash and                                             |                                   |
 cash equivalents                                 (14,360)            3,863 |          11,337            (1,816)|          2,609
                                                                            |                                   |
Cash and cash equivalents at                                                |                                   |
 beginning of period                               21,039            17,176 |           5,839             7,655 |          5,046
                                            -------------     ------------- |  --------------     ------------- |   ------------
Cash and cash equivalents at end                                            |                                   |
 of period                                      $   6,679         $  21,039 |       $  17,176          $  5,839 |       $  7,655
                                            =============     ============= |  ==============     ============= |  =============
                                                                            |                                   |
SUPPLEMENTAL DISCLOSURE OF CASH FLOW                                        |                                   |
 INFORMATION                                                                |                                   |
Cash paid during the period for:                                            |                                   |
 Interest                                           4,305               295 |           1,912                -- |             --
 Income taxes                                          99                -- |             283                -- |             --
Non-cash financing activities:                                              |                                   |
 Non-cash adjustment to additional                                          |                                   |
  paid-in capital for adjusted merger                                       |                                   |
  costs                                               143                -- |              --                -- |             --
 Contribution of property and equipment                                     |                                   |
  from EIC Variable, Inc. net of $353 of                                    |                                   |
  accumulated depreciation                             --                -- |             110                -- |             --
 Contribution of capital from parent to                                     |                                   |
  repay line of credit borrowings                  24,059                -- |              --                -- |             --

                            See accompanying notes.
                                 [FS] 8

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------------

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American, collectively, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS
FIXED MATURITIES: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

REALIZED GAINS AND LOSSES: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

FAIR VALUES: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING
------------------------------------------------------------------------------

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000
in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at December 31, 1997.

3. INVESTMENT OPERATIONS
------------------------------------------------------------------------------

INVESTMENT RESULTS
Major categories of net investment income are summarized below:


                                      POST-MERGER           | POST-ACQUISITION
                         -----------------------------------| ----------------
                                            For the period  |   For the period
                           For the year    October 25, 1997|  January 1, 1997
                                 ended           through    |      through
                         December 31, 1998 December 31, 1997| October 24, 1997
                         ----------------- -----------------| ----------------
                                           (Dollars in thousands)
Fixed maturities               $35,224            $4,443    |       $18,488
Equity securities                   --                 3    |            --
Mortgage loans on real                                      |
 estate                          6,616               879    |         3,070
Policy loans                       619                59    |           482
Short-term investments           1,311               129    |           443
Other, net                         246              (154)   |            24
Funds held in escrow                --                --    |            --
                               -------            ------    |       -------
Gross investment income         44,016             5,359    |        22,507
Less investment expenses        (1,531)             (232)   |          (851)
                               -------            ------    |       -------
Net investment income          $42,485            $5,127    |       $21,656
                               =======            ======    |       =======

                         POST-ACQUISITION    PRE-ACQUISITION
                         ----------------  | ---------------
                          For the period   |  For the period
                          August 14, 1996  | January 1, 1996
                             through       |     through
                         December 31, 1996 | August 13, 1996
                        ------------------ | ---------------
                                (Dollars in thousands)
Fixed maturities               $5,083      |      $4,507
Equity securities                 103      |          --
Mortgage loans on real                     |
 estate                           203      |          --
Policy loans                       78      |          73
Short-term investments            441      |         341
Other, net                          2      |          22
Funds held in escrow               --      |         145
                               ------      |      ------
Gross investment income         5,910      |       5,088
Less investment expenses         (115)     |         (98)
                               ------      |      ------
Net investment income          $5,795      |      $4,990
                               ======      |      ======


Realized gains (losses) on investments are as follows:

                                    POST-MERGER            | POST-ACQUISITION
                        -----------------------------------| ----------------
                                            For the period |  For the period
                          For the year     October 25, 1997| January 1, 1997
                              ended           through      |      through
                        December 31, 1998 December 31, 1997| October 24, 1997
                        ----------------- -----------------|-----------------
                                          (Dollars in thousands)
Fixed maturities,                                          |
 available for sale          ($1,428)              $25     |        $151
Mortgage loans                   (63)              (10)    |          --
                             -------               ---     |        ----
Realized gains (losses)                                    |
 on investments              ($1,491)              $15     |        $151
                             =======               ===              ====

                         POST-ACQUISITION    PRE-ACQUISITION
                         ----------------  | ---------------
                          For the period   |  For the period
                          August 14, 1996  |  January 1, 1996
                              through      |     through
                         December 31, 1996 |  August 13, 1996
                         ----------------- | ----------------
                                 (Dollars in thousands)
Fixed maturities,                          |
 available for sale              $42       |      ($420)
Mortgage loans                    --       |         --
                                 ---       |      -----
Realized gains (losses)                    |
 on investments                  $42       |      ($420)
                                 ===              =====


The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                                       POST-MERGER          | POST-ACQUISITION
                         -----------------------------------| -----------------
                                             For the period |  For the period
                           For the year     October 25, 1997| January 1, 1997
                                ended           through     |     through
                         December 31, 1998 December 31, 1997| October 24, 1997
                         ----------------- -----------------| ----------------
                                           (Dollars in thousands)
Fixed maturities:                                           |
 Available for sale            $1,100           ($3,494)    |       $4,197
 Held for investment               --                --     |           --
Equity securities              (2,390)              (68)    |         (462)
                              -------           -------     |       ------
Unrealized appreciation                                     |
 (depreciation) of                                          |
 securities                   ($1,290)          ($3,562)    |       $3,735
                              =======           =======             ======

                         POST-ACQUISITION  | PRE-ACQUISITION
                         ----------------- | ----------------
                            For the period |   For the period
                           August 14, 1996 |  January 1, 1996
                                   through |          through
                         December 31, 1996 |  August 13, 1996
                         ----------------- | ----------------
                                  (Dollars in thousands)
Fixed maturities:                         |
 Available for sale            $2,497     |     ($3,045)
 Held for investment               --     |         (90)
Equity securities                  (4)    |          (2)
                               ------     |     -------
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                    $2,493     |     ($3,137)
                               ======           =======

At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                   POST-MERGER
                               ----------------------------------------------
                                                 Gross       Gross  Estimated
                                 Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains      Losses      Value
                                 ---------  ----------  ----------  ---------
                                             (Dollars in thousands)
December 31, 1998
----------------------------
U.S. government and
 governmental agencies
 and authorities                 $ 13,568      $  182     ($    8)  $ 13,742
Foreign governments                 2,028           8          --      2,036
Public utilities                   67,710         546        (447)    67,809
Corporate securities              365,569       4,578      (2,658)   367,489
Other asset-backed securities      99,877         281      (1,046)    99,112
Mortgage-backed securities        191,020       1,147        (370)   191,797
                                 --------      ------     -------   --------
Total                            $739,772      $6,742     ($4,529)  $741,985
                                 ========      ======     =======   ========

December 31, 1997
----------------------------
U.S. government and
 governmental agencies
 and authorities                   $5,705          $5         ($1)     $5,709
Foreign governments                 2,062          --          (9)      2,053
Public utilities                   26,983          55          (4)     27,034
Corporate securities              259,798       1,105        (242)    260,661
Other asset-backed securities       3,155          32          --       3,187
Mortgage-backed securities        115,585         202         (30)    115,757
                               -----------------------------------------------
Total                            $413,288      $1,399       ($286)   $414,401
                               ===============================================

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           POST-MERGER
                                                    -------------------------
                                                                    Estimated
                                                    Amortized            Fair
December 31, 1998                                        Cost           Value
-----------------                                   ---------       ---------
                                                    (Dollars in thousands)
Due within one year                                 $ 50,208        $ 50,361
Due after one year through five years                310,291         311,943
Due after five years through ten years                78,264          78,541
Due after ten years                                   10,112          10,231
                                                    --------        --------
                                                     448,875         451,076
Other asset-backed securities                         99,877          99,112
Mortgage-backed securities                           191,020         191,797
                                                    --------        --------
Total                                               $739,772        $741,985
                                                    ========        ========

An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:

                                           Gross         Gross       Proceeds
                           Amortized      Realized      Realized       from
                              Cost         Gains         Losses        Sale
                           ---------      --------      --------      --------
                                           (Dollars in thousands)
POST-MERGER:
For the year ended
 December 31, 1998:
Scheduled principal
 repayments, calls and
 tenders                   $102,504          $ 60       ($    3)     $102,561
Sales                        43,204           518        (1,030)       42,692
                           --------          ----       -------      --------
Total                      $145,708          $578       ($1,033)     $145,253
                           ========          ====       =======      ========
For the period October 25,
 1997 through
 December 31, 1997:
Scheduled principal
 repayments, calls and
 tenders                   $  6,708          $  2            --      $  6,710
Sales                         3,138            23            --         3,161
                           --------          ----       -------      --------
Total                      $  9,846          $ 25            --      $  9,871
                           ========          ====       =======      ========
POST-ACQUISITION:
For the period January 1,
 1997 through October 24,
 1997:
Scheduled principal
 repayments, calls and
 tenders                   $ 25,419            --            --      $ 25,419
Sales                        14,052          $153       ($    2)       14,203
                           --------          ----       -------      --------
Total                      $ 39,471          $153       ($    2)     $ 39,622
                           ========          ====       =======      ========
For the period August 14,
 1996 through
 December 31, 1996:
Scheduled principal
 repayments, calls and
 tenders                   $  1,612            --            --      $  1,612
Sales                        45,799          $115       ($   73)       45,841
                           --------          ----       -------      --------
Total                      $ 47,411          $115       ($   73)     $ 47,453
                           ========          ====       =======      ========

                                             Gross         Gross      Proceeds
                           Amortized      Realized      Realized          from
                                Cost         Gains        Losses          Sale
------------------------------------------------------------------------------
                                           (Dollars in thousands)
PRE-ACQUISITION:
For the period January 1,
 1996 through August 13,
 1996:
Scheduled principal
 repayments, calls and
 tenders                   $  1,801            --            --      $  1,801
Sales                        53,710          $152       ($  572)       53,290
                           --------          ----       -------      --------
Total                      $ 55,511          $152       ($  572)     $ 55,091
                           ========          ====       =======      ========

INVESTMENT VALUATION ANALYSIS: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

INVESTMENTS ON DEPOSIT: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

INVESTMENT DIVERSIFICATIONS: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies
(19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities
(5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997) and
Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4. COMPREHENSIVE INCOME
------------------------------------------------------------------------------

As of January 1, 1998, the Companies adopted the SFAS  No. 130, "Reporting
Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS
No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and
$(57,000), respectively, for the periods October 25, 1997 through December
31, 1997, October 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total
$(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling
$705,000 in 1998.

5. FAIR VALUES OF FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments,"

requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of
Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:


                                                 POST-MERGER
                                  -----------------------------------------
December 31                               1998                  1997
-----------                       --------------------  -------------------
                                             Estimated            Estimated
                                  Carrying     Fair      Carrying    Fair
                                   Value       Value       Value     Value
                                  --------   ---------   -------- -----------
                                              (Dollars in thousands)
ASSETS
 Fixed maturities, available
  for sale                       $741,985    $741,985    $414,401    $414,401
 Equity securities                 11,514      11,514       3,904       3,904
 Mortgage loans on real estate     97,322      99,762      85,093      86,348
 Policy loans                      11,772      11,772       8,832       8,832
 Short-term investments            41,152      41,152      14,460      14,460
 Cash and cash equivalents          6,679       6,679      21,039      21,039
 Separate account assets        3,396,114   3,396,114   1,646,169   1,646,169

LIABILITIES
 Annuity products                 869,009     827,597     493,181     469,714
 Surplus notes                     85,000      90,654      25,000      28,837
 Line of credit with affiliate         --          --      24,059      24,059
 Separate account liabilities   3,396,114   3,396,114   1,646,169   1,646,169


The following methods and assumptions were used by the Companies in estimating fair values.

FIXED MATURITIES: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

EQUITY SECURITIES: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

ANNUITY PRODUCTS: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

SURPLUS NOTES: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

LINE OF CREDIT WITH AFFILIATE: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6. MERGER
------------------------------------------------------------------------------

TRANSACTION: On October 23, 1997, Equitable's shareholders approved the
Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October
24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa
("Equitable Life") and Golden American and their wholly owned subsidiaries.
In addition, Equitable owned all the outstanding capital stock of Locust
Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc.
(subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust,
Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities
Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately
$400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc.
("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The
Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing
VPIF was established for all policies in force at the merger date.

VALUE OF PURCHASED INSURANCE IN FORCE: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset is as follows:

                                                    POST-MERGER
                                     ------------------   -----------------
                                                            For the period
                                                           October 25, 1997
                                     For the year ended         through
                                      December 31, 1998   December 31, 1997
                                     ------------------   -----------------
                                              (Dollars in thousands)
Beginning balance                           $43,174             $44,297
                                            -------             -------
Imputed interest                              2,802               1,004
Amortization                                 (7,753)             (1,952)
Changes in assumptions of timing
 of gross profits                               227                  --
                                            -------             -------
Net amortization                             (4,724)               (948)
Adjustment for unrealized gains
 on available for sale securities               (28)               (175)
Adjustment for other receivables
 and merger costs                            (2,445)                 --
                                            -------             -------
Ending balance                              $35,977             $43,174
                                            =======             =======

Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased
$219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001, $3,700,000 in 2002 and $3,300,000 in
2003. Actual amortization may vary based upon changes in assumptions and experience.

7. ACQUISITION
------------------------------------------------------------------------------

TRANSACTION: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT
Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC
Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

ACCOUNTING TREATMENT: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden
American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

VALUE OF PURCHASED INSURANCE IN FORCE: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:

                                                       |    PRE-
                                    POST-ACQUISITION   | ACQUISITION
                                  -------------------- | -----------
                                   For the     For the |     For the
                                    period      period |      period
                                   January      August |     January
                                   1, 1997    14, 1996 |     1, 1996
                                   through     through |     through
                                   October    December |      August
                                  24, 1997    31, 1996 |    13, 1996
                              ------------------------ | -----------
                                        (Dollars in thousands)
Beginning balance                 $83,051     $85,796  |     $6,057
                                  -------     -------  |     ------
Imputed interest                    5,138       2,465  |        273
Amortization                      (12,656)     (5,210) |     (1,224)
Changes in assumption of                               |
 timing of gross profits            2,293          --  |         --
                                  -------     -------  |     ------
Net amoritization                  (5,225)     (2,745) |       (951)
Adjustment for unrealized                              |
 gains (losses) on available                           |
 for sale securities                 (373)         --  |         11
                                  -------     -------  |     ------
Ending balance                    $77,453     $83,051  |     $5,117
                                  =======     =======        ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit
Life Insurance Company in Rehabilitation ("Mutual Benefit") on September 30,
1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.

8. INCOME TAXES
------------------------------------------------------------------------------

Golden American files a consolidated federal income tax return. Under the nternal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1998, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $50,917,000.
Approximately $5,094,000, $3,354,000 and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

INCOME TAX EXPENSE
Income tax expense (benefit) included in the consolidated financial statements is as follows:


                                                                      PRE-
                    POST-MERGER     |       POST-ACQUISITION    |  ACQUISITION
          --------------------------| --------------------------| -------------
                             For the|       For the      For the|       For the
                              period|        period       period|        period
                         October 25,|    January 1,   August 14,|    January 1,
           For the year         1997|          1997         1996|          1996
                  ended      through|       through      through|       through
           December 31, December 31,|   October 24, December 31,|    August 13,
                   1998         1997|          1997         1996|          1996
          --------------------------| --------------------------| -------------
                                     (Dollars in thousands)
Current             --           -- |          $12           -- |           --
Deferred        $5,279         $146 |       (1,349)        $220 |      ($1,463)
          --------------------------| --------------------------| -------------
                $5,279         $146 |      ($1,337)        $220 |      ($1,463)
          =====================================================================


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                             |                     |   PRE-
                                             |                     | ACQUISI-
                              POST-MERGER    |    POST-ACQUISITION |   TION
                       ----------------------| --------------------| ---------
                                      For the|   For the    For the|   For the
                                       period|    period     period|    period
                                      October|   January     August|   January
                           For the   25, 1997|   1, 1997   14, 1996|   1, 1996
                        year ended    through|   through    through|   through
                          December   December|   October   December|    August
                          31, 1998   31, 1997|  24, 1997   31, 1996|  13, 1996
                       ----------------------| --------------------| ---------
                                          (Dollars in thousands)
                                             |                     |
Income (loss)                                |                     |
 before income taxes      $10,353      ($279)|    ($608)      $570 |   $1,736
                       ======================| ====================| =========
Income tax                                   |                     |
 (benefit) at federal                        |                     |
 statutory rate            $3,624       ($98)|    ($213)      $200 |     $607
Tax effect (decrease) of:                    |                     |
 Realization of NOL                          |                     |
  carryforwards                --         -- |       --         -- |   (1,214)
 Goodwill amortization      1,322        220 |       --         -- |       --
 Compensatory stock                          |                     |
  option and restricted                      |                     |
  stock expense                --         -- |   (1,011)        -- |       --
 Meals and                                   |                     |
  entertainment               157         23 |       53         20 |
 Other items                  176          1 |     (166)        -- |       --
Change in valuation                          |                     |
  allowance                    --         -- |       --         -- |     (856)
                       ----------------------| --------------------| ---------
Income tax expense                           |                     |
 (benefit)                 $5,279       $146 |  ($1,337)      $220 |  ($1,463)
                       =======================================================

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 1998 and 1997 is as follows:

                                                         POST-MERGER
                                            ----------------  ----------------
December 31                                       1998              1997
------------------------------------------------------------  ----------------
                                                    (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value                             $691                --
 Future policy benefits                              66,273           $27,399
 Deferred policy acquisition costs                       --             4,558
 Goodwill                                            16,323            17,620
 Net operating loss carryforwards                    17,821             3,044
 Other                                                1,272             1,548
                                            ----------------  ----------------
                                                    102,380            54,169
Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value                               --              (130)
 Fixed maturity securities                           (1,034)           (1,665)
 Deferred policy acquisition costs                  (55,520)               --
 Mortgage loans on real estate                         (845)             (845)
 Value of purchased insurance in force              (12,592)          (15,172)
 Other                                                 (912)             (127)
                                            ----------------  ----------------
                                                    (70,903)          (17,939)
                                            ----------------  ----------------
Deferred income tax asset                           $31,477           $36,230
                                            ================  ================

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9. RETIREMENT PLANS
------------------------------------------------------------------------------

DEFINED BENEFIT PLANS

In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                                              1998        1997
                                          ------------------------
                                           (Dollars in thousands)
Change in benefit obligation:
 Benefit obligation at January 1                 $956        $192
 Service cost                                   1,138         682
 Interest cost                                     97          25
 Actuarial loss                                 2,266          57
 Benefit payments                                  (3)         --
                                          ------------------------
 Benefit obligation at December 31             $4,454        $956
                                          ========================

                                              1998        1997
                                          ------------------------
                                           (Dollars in thousands)
Funded status:
 Funded status at December 31                 ($4,454)      ($956)
 Unrecognized net loss                          2,266          --
                                          ------------------------
 Net amount recognized                        ($2,188)      ($956)
                                          ========================

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:


December 31                                   1998        1997
------------------------------------------------------------------
Discount rate                                  6.75%       7.25%
Expected return on plan assets                 9.50        9.00
Rate of compensation increase                  4.00        5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER          |POST-ACQUISITION
                          -----------------------------------|----------------
                                               For the period|  For the period
                               For the year  October 25, 1997| January 1, 1997
                                      ended           through|         through
                          December 31, 1998 December 31, 1997|October 24, 1997
                          ----------------- -----------------|----------------
                                            (Dollars in thousands)
                                                             |
Service cost                        $1,138              $114 |           $568
Interest cost                           97                10 |             15
Amortization of net loss                --                -- |              1
                          ----------------- -----------------|----------------
Net periodic benefit cost           $1,235              $124 |           $584
                          ====================================================

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10. RELATED PARTY TRANSACTIONS
------------------------------------------------------------------------------

OPERATING AGREEMENTS: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively
($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and
$13,400,000, respectively. The Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the period January 1, 1997 through October 24, 1997, respectively).

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

LINE OF CREDIT: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

SURPLUS NOTES: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

STOCKHOLDER'S EQUITY: On September 23, 1996, EIC Variable, Inc. contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received $122,500,000 of capital contributions from its Parent.

11. COMMITMENTS AND CONTINGENCIES
------------------------------------------------------------------------------

CONTINGENT LIABILITY: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

REINSURANCE: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and $600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and
$1,267,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

GUARANTY FUND ASSESSMENTS: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

VULNERABILITY FROM CONCENTRATIONS: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

LEASES: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and
$247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000; 2002 -
$1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

REVOLVING NOTE PAYABLE: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

[Shaded Section Header]
----------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------


TABLE OF CONTENTS

      ITEM                                                  PAGE
      Introduction                                            1
      Description of Golden American Life Insurance Company   1
      Safekeeping of Assets                                   1
      The Administrator                                       1
      Independent Auditors                                    1
      Distribution of Contracts                               1
      Performance Information                                 2
      IRA Withdrawal Option                                   5
      Other Information                                       6
      Financial Statements of Separate Account B              6
      Appendix  Description of Bond Ratings                 A-1






----------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER
THE PROSPECTUS.   ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE
ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP


G3770 Value 5/99


                                   {xx}

                                 APPENDIX A

                  MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guarantee interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ( $124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a partial withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or partial withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      (( $112,695 / ( 1.07 / 1.0850 ) ^ ( 2,555 / 365 )) = $124,230

                                   A1

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount of the withdrawal paid to you is $112,695, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a partial withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest
Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      (( $128,371 / ( 1.07 / 1.0650 ) ^ ( 2,555 / 365 )) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount of the partial withdrawal paid to you is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the partial withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

                                   A2

                            APPENDIX B

          SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $15,000 (maximum of $15,000 or $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is
considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                   B1

               GOLDEN AMERICAN LIFE INSURANCE COMPANY
    Golden American Life Insurance Company is a stock company domiciled in Delaware

G3770 VALUE PLUS 5/99

                             PART B








                 Statement of Additional Information

                         GOLDENSELECT VALUE

                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                            ISSUED BY
                        SEPARATE ACCOUNT B
                           ("Account B")


                                OF
              GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.

The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.


                     DATE OF PROSPECTUS AND
             STATEMENT OF ADDITIONAL INFORMATION:
                        MAY 1, 1999

                          TABLE OF CONTENTS
ITEM                                                      PAGE
Introduction.............................................    1
Description of Golden American Life Insurance Company....    1
Safekeeping of Assets....................................    1
The Administrator........................................    1
Independent Auditors.....................................    1
Distribution of Contracts................................    1
Performance Information..................................    2
IRA Partial Withdrawal Option............................    5
Other Information........................................    6
Financial Statements of Account B........................    6
Appendix - Description of Bond Ratings                     A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.

        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden
American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.

                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1996, through two broker/dealer institutions, during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.

                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit Option providing values reflecting the highest aggregate contract charges. If one of the other death benefit options had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
3.30% and 3.35%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          YIELD = 2 [ ( a - b  +1)(6) - 1]
                           cd
     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

           P(1+T)(n)=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 -Standardized
---------------------------------------------------------------------
                  One Year   Five Year     Inception
                   Period     Period           to
                   Ending     Ending         Ending   Inception
Subaccount        12/31/98   12/31/98       12/31/98    Date
----------        --------   --------       --------   -------
Equity Income      0.80%        7.86%        8.26%*   1/25/89
Fully Managed     -1.54%        7.42%        7.55%*   1/25/89
Capital            5.16%       14.76%       14.34%*    5/4/92
 Appreciation
Rising Dividends   6.60%       16.77%       16.56%    10/4/93
Real Estate      -20.62%        9.81%        8.17%*   1/25/89
Hard Assets      -36.53%       -0.49%        3.69%*   1/25/89
Value Equity      -5.82%        n/a         15.72%     1/1/95
Strategic Equity  -6.52%        n/a         10.26%*   10/2/95
Small Cap         13.35%        n/a         14.21%     1/2/96
Developing World   n/a          n/a        -37.27%#   2/18/98
Growth & Income    4.46%        n/a         20.11%     4/1/96
Growth            19.11%        n/a         18.19%*    4/1/96
Mid-Cap Growth    15.15%        n/a         20.59%*   10/7/94
Total Return       4.09%*       n/a         13.89%*   10/7/94
Research          15.39%        n/a         21.14%*   10/7/94
Global Fixed       4.34%*       n/a          5.83%*   10/7/94
 Income
High Yield Bond    n/a          n/a         -7.61%*#   5/1/98
StocksPLUS         n/a          n/a          7.80%*#   5/1/98
Growth and Income
International     -2.09%        n/a         -0.09%     4/1/96
 Equity
Limited Maturity  -0.58%        3.47%        5.37%*   1/25/89
 Bond
Liquid Asset      -2.37%        2.78%        3.72%*   1/25/89
_________________________
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)(n)]=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------
                  One Year    Five Year    Inception
                   Period      Period         to
                   Ending      Ending       Ending   Inception
Subaccount        12/31/98    12/31/98     12/31/98    Date
----------        --------    --------     --------   -------

Equity Income      6.80%        8.71%        8.26%*   1/25/89
Fully Managed      4.46%        8.25%        7.55%*   1/25/89
Capital           11.16%       15.89%       14.41%*    5/4/92
 Appreciation
Rising Dividends  12.59%       17.09%       16.86%    10/4/93
Real Estate      -14.62%       10.73%        8.17%*   1/25/89
Hard Assets      -30.53%        1.10%        3.69%*   1/25/89
Value Equity       0.18%        n/a         16.36%     1/1/95
Strategic Equity  -0.52%        n/a         11.48%*   10/2/95
Small Cap         19.35%        n/a         15.49%     1/2/96
Developing World   n/a          n/a        -30.62%#   2/18/98
Growth & Income   10.46%        n/a         21.36%*    4/1/96
Growth            25.11%        n/a         19.48%*    4/1/96
Mid-Cap Growth    21.15%        n/a         21.11%*   10/7/94
Total Return      10.08%*       n/a         14.51%*   10/7/94
Research          21.39%        n/a         21.64%*   10/7/94
Global Fixed      10.34%        n/a          6.61%*   10/7/94
 Income
High Yield Bond    n/a          n/a          1.27%*#   5/1/98
StocksPLUS         n/a          n/a         17.13%*#   5/1/98
 Growth and Income
International      3.93%        n/a          1.35%*    4/1/96
 Equity
Limited Maturity   5.42%        4.16%        5.37%*   1/25/89
 Bond
Liquid Asset       3.63%        3.45%        3.72%*   1/25/89
_________________________
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock
Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue
Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical
Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples
     1.  AUV, beginning of period........................$10.00
     2.  Value of securities, beginning of period........$10.00
     3.  Change in value of securities...................$ 0.10
     4.  Gross investment return [(3) divided by (2)]....  0.01
     5.  Less daily mortality and expense charge.........  0.00003308
     6.  Less asset based administrative charge..........  0.00000411
     7.  Net investment return [(4) minus (5) minus (6)].  0.00995309
     8.  Net investment factor [(1.000000) plus (7)].....  1.00995309
     9.  AUV, end of period [(1) multiplied by (8)]......$10.0995309

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.
     1.  Initial premium payment...........................$1,000
     2.  AUV on effective date of purchase (see Example 1).$10.00
     3.  Number of units purchased [(1) divided by (2)]....   100
     4.   AUV for valuation date following purchase
         (see Example 1)...................................$10.0995309
     5.  Contract Value in account for valuation date
          following purchase [(3) multiplied by (4)].......$    1,009.95

                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the

Code, distributions must begin no later than April
1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

               APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.
Aa:  Judged to be of high quality by all standards; together with the
     Aaa group, they comprise what are generally known as high grade bonds.
A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."
Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Ba:  Judged to have speculative elements; their future cannot be considered as well assured.
B:   Generally lack characteristics of the desirable investment.
Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca   Speculative in a high degree; often in default.
C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category. Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.
AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.
A: Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.
BB, B,
CCC,
CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                 Statement of Additional Information

                         GOLDENSELECT VALUE

                    DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                              ISSUED BY
                          SEPARATE ACCOUNT B
                            ("Account B")

                                 OF
                GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.

The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.





                     DATE OF PROSPECTUS AND
               STATEMENT OF ADDITIONAL INFORMATION:
                           MAY 1, 1999

                          TABLE OF CONTENTS
ITEM                                                      PAGE
Introduction..............................................   1
Description of Golden American Life Insurance Company.....   1
Safekeeping of Assets.....................................   1
The Administrator.........................................   1
Independent Auditors......................................   1
Distribution of Contracts.................................   1
Performance Information...................................   2
IRA Partial Withdrawal Option.............................   5
Other Information.........................................   6
Financial Statements of Account B.........................   6
Appendix - Description of Bond Ratings.................... A-1

                            INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.

        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                        SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                          THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden
American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.

                        INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                      DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1996, through two broker/dealer institutions, during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between Directed Services, Inc. and Golden American was amended to provide for a management fee from Directed Services, Inc. to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.

                       PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
3.10% and 3.15%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          YIELD = 2 [ ( a - b  +1)(6) - 1]
                           cd

     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of
              reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)(n)=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2) [T] equals an average annual total return
          (3) [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------
                  One Year   Five Year     Inception
                   Period     Period           to
                   Ending     Ending         Ending   Inception
Subaccount        12/31/98   12/31/98       12/31/98    Date
----------        --------   --------       --------   -------
Equity Income      1.29%        8.34%        8.76%*   1/25/89
Fully Managed     -1.06%        7.90%        8.04%*   1/25/89
Capital            5.66%       15.26%       14.86%*    5/4/92
 Appreciation
Rising Dividends   7.11%       17.31%       17.10%    10/4/93
Real Estate      -20.23%       10.30%        8.66%*   1/25/89
Hard Assets      -36.22%        0.94%        4.16%*   1/25/89
Value Equity      -5.36%        n/a         16.25%     1/1/95
Strategic Equity  -6.07%        n/a         10.78%*   10/2/95
Small Cap         13.89%        n/a         14.74%     1/2/96
Developing World    n/a         n/a        -36.96%#   2/19/98
Growth & Income    4.96%        n/a         20.68%     4/1/96
Growth            19.68%        n/a         18.74%*    4/1/96
Mid-Cap Growth    15.71%        n/a         21.16%*   10/7/94
Total Return       4.59%*       n/a         14.42%*   10/7/94
Research          15.94%        n/a         21.70%*   10/7/94
Global Fixed       4.85%*       n/a          6.33%*   10/7/94
 Income
High Yield Bond     n/a         n/a         -7.10%*#   5/1/98
StocksPLUS          n/a         n/a          8.32%*#   5/1/98
 Growth and Income
International     -1.59%         n/a         0.38%*    4/1/96
 Equity
Limited Maturity  -0.10%        3.93%         5.86%*  1/25/89
 Bond
Liquid Asset      -1.90%        3.24%        4.19%*   1/25/89
_________________________
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)(n)]=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/98 - Non- Standardized
---------------------------------------------------------------------------

                  One Year    Five Year    Inception
                   Period      Period         to
                   Ending      Ending       Ending   Inception
Subaccount        12/31/98    12/31/98     12/31/98    Date
----------        --------    --------     --------   -------
Equity Income      7.29%        8.75%        8.76%*   1/25/89
Fully Managed      4.94%        8.31%        8.04%*   1/25/89
Capital           11.66%       15.57%       14.93%*   5/4/92
 Appreciation
Rising Dividends  13.11%        17.63%      17.39%    10/4/93
Real Estate      -14.23%       10.67%        8.66%*   1/25/89
Hard Assets      -30.22%        1.49%        4.16%*   1/25/89
Value Equity       0.64%        n/a         16.88%     1/1/95
Strategic Equity  -0.07%        n/a         11.98%*   10/2/95
Small Cap         19.89%        n/a         15.99%     1/2/96
Developing World  n/a           n/a        -30.39%#   2/19/98
Growth & Income   10.96%        n/a         21.98%     4/1/96
Growth            25.68%        n/a         20.08%*    4/1/96
Mid-Cap Growth    21.71%        n/a         21.66%*   10/7/94
Total Return      10.59%*       n/a         15.03%*   10/7/94
Research          21.94%        n/a         22.20%*   10/7/94
Global Fixed      10.85%        n/a          7.09%*   10/7/94
 Income
High Yield Bond   n/a           n/a          1.80%*#   5/1/98
StocksPLUS        n/a           n/a         17.67%*#   5/1/98
 Growth and Income
International     4.41%         n/a          1.81%*    4/1/96
 Equity
Limited Maturity  5.90%        4.41%         5.86%*   1/25/89
 Bond
Liquid Asset      4.10%        3.73%         4.19%*   1/25/89
_________________________
* Total return calculation reflects partial waiver of fees and expenses. # Non-annualized.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock
Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue
Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical
Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples
     1.  AUV, beginning of period........................$10.00
     2.  Value of securities, beginning of period........$10.00
     3.  Change in value of securities...................$ 0.10
     4.  Gross investment return [(3) divided by (2)]....  0.01
     5.  Less daily mortality and expense charge.........  0.00002063
     6.  Less asset based administrative charge..........  0.00000411
     7.  Net investment return [(4) minus (5) minus (6)].  0.00995309
     8.  Net investment factor [(1.000000) plus (7)].....  1.00995309
     9.  AUV, end of period [(1) multiplied by (8)]......$10.0995309

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.
     1.  Initial premium payment...........................$1,000
     2.  AUV on effective date of purchase (see Example 1).$10.00
     3.  Number of units purchased [(1) divided by (2)]....   100
     4.  AUV for valuation date following purchase
         (see Example 1)...................................$10.0995309
     5.  Contract Value in account for valuation date
          following purchase [(3) multiplied by (4)].......$    1,009.95

                    IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the

Code, distributions must begin no later than April
1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                          OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
          December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

               APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.
Aa:  Judged to be of high quality by all standards; together with the
     Aaa group, they comprise what are generally known as high grade bonds.
A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."
Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Ba:  Judged to have speculative elements; their future cannot be considered as well assured.
B:   Generally lack characteristics of the desirable investment.
Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca   Speculative in a high degree; often in default.
C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category. Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.
AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.
A: Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.
BB, B,
CCC,
CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                             PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1)       All financial statements are included in either the Prospectuses or the Statements of Additional Information, as indicated
                therein.
    (2)       Schedules I, III, IV follow



                                 SCHEDULE I
                          SUMMARY OF INVESTMENTS
                  OTHER THAN INVESTMENTS IN RELATED PARTIES
                           (Dollars in thousands)


                                                                        Balance
                                                                          Sheet
December 31, 1998                            Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $13,568       $13,742       $13,742
  Foreign governments                        2,028         2,036         2,036
  Public utilities                          67,710        67,809        67,809
  Corporate securities                     365,569       367,489       367,489
  Other asset-backed securities             99,877        99,112        99,112
  Mortgage-backed securities               191,020       191,797       191,797
                                        ___________   ___________   ___________
  Total fixed maturities, available
   for sale                                739,772       741,985       741,985

Equity securities:
 Common stocks:  industrial, miscel-
  laneous and all other                     14,437        11,514        11,514

Mortgage loans on real estate               97,322                      97,322
Policy loans                                11,772                      11,772
Short-term investments                      41,152                      41,152
                                        ___________                 ___________
Total investments                         $904,455                    $903,745
                                        ===========                 ===========

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                                SCHEDULE III
                     SUPPLEMENTARY INSURANCE INFORMATION
                          (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  B           C          D          E         F
________________________________________________________________________________
                                            Future
                                            Policy               Other
                                  De-    Benefits,              Policy
                               ferred      Losses,              Claims    Insur-
                               Policy       Claims      Un-        and      ance
                               Acqui-          and   earned      Bene-  Premiums
                               sition         Loss  Revenue       fits       and
Segment                         Costs     Expenses  Reserve    Payable   Charges
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance              $204,979     $881,112   $3,840         --   $39,119

Period October 25, 1997
 through December 31, 1997:

Life insurance                12,752      505,304    1,189        $10     3,834

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                   N/A          N/A      N/A        N/A    18,288

Period August 14, 1996
 through December 31, 1996:

Life insurance                11,468      285,287    2,063         --     8,768

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                   N/A          N/A      N/A        N/A    12,259


                                  SCHEDULE III
                  SUPPLEMENTARY INSURANCE INFORMATION - CONTINUED
                             (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  G           H          I          J         K
________________________________________________________________________________

                                                     Amorti-
                                          Benefits    zation
                                           Claims,        of
                                            Losses  Deferred
                                  Net          and    Policy     Other
                              Invest-      Settle-    Acqui-    Opera-
                                 ment         ment    sition      ting  Premiums
Segment                        Income     Expenses     Costs Expenses*   Written
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance               $42,485      $96,968   $5,148   ($26,406)        --

Period October 25, 1997
 through December 31, 1997:

Life insurance                 5,127        7,413      892      1,137         --

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                21,656       19,401    1,674     20,234         --

Period August 14, 1996
 through December 31, 1996:

Life insurance                 5,795        7,003      244      8,066         --

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                 4,990        5,270    2,436      8,847         --

*This includes policy acquisition costs deferred for first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business. The cost related to first year interest bonuses and the extra credit bonus are included in benefits claims, losses and settlement expenses.



                                 SCHEDULE IV
                                 REINSURANCE

Column A                Column B       Column C  Column D     Column E Column F
_______________________________________________________________________________
                                                                        Percen-
                                                  Assumed               tage of
                                       Ceded to      from                Amount
                           Gross          Other     Other          Net  Assumed
                          Amount      Companies Companies       Amount   to Net
_______________________________________________________________________________
 At December 31, 1998:
 Life insurance in
  force            $181,456,000   $111,552,000        --  $69,904,000       --
                   ============= ============== ========= ============ ========

 At December 31, 1997:
 Life insurance in
  force            $149,842,000    $96,686,000        --  $53,156,000       --
                   ============= ============== ========= ============ ========
 At December 31, 1996:
 Life insurance in
  force             $86,192,000    $58,368,000        --  $27,824,000       --
                   ============= ============== ========= ============ ========

EXHIBITS

(b) (1)        Resolution of the board of directors of the Depositor
                authorizing the establishment of the Registrant (1)

    (2)        Not applicable

    (3)  (a)   Distribution Agreement between the Depositor and
                Directed Services, Inc. (1)
         (b)   Dealers Agreement (1)
         (c)   Organizational Agreement (1)
         (d)   Assignment Agreement for Organizational Agreement (1)

    (4)  (a)   Individual Deferred Combination Variable and Fixed Annuity
                Contract
         (b)   Group Deferred Combination Variable and Fixed
                Annuity Contract
         (c)   Individual Deferred Variable Annuity Contract
         (d)   Individual Retirement Annuity Rider Page (1)
         (e)   ROTH Individual Retirement Annuity Rider (1)

    (5)  (a)   Individual Deferred Combination Variable and Fixed Annuity
                Application
         (b)   Group Deferred Combination Variable and Fixed Annuity
                Enrollment Form
         (c)   Individual Deferred Variable Annuity Application

    (6)  (a) (i)  Restated Certificate of Incorporation of Golden American
                  Life Insurance Company, as amended (1)
             (ii) Certificate of Amendment of the Restated Articles of
                  Incorporation of Golden American Life Insurance Company
         (b)   By-Laws of Golden American Life Insurance Company (1)
         (c)   Resolution of the board of directors for Powers of Attorney

    (7)        Not applicable

    (8)  (a)   Participation Agreement between Golden American and PIMCO
                Variable Insurance Trust (1)
         (b)   Administrative Services Agreement between Golden American
                and Equitable Life Insurance Company of Iowa (1)
         (c)   Service Agreement between Golden American and Directed
                Services, Inc. (1)
         (d)   Asset Management Agreement between Golden American and
                ING Investment Management LLC
         (e)   Reciprocal Loan Agreement between Golden American and
                ING America Insurance Holdings, Inc.
         (f)   Revolving Note Payable between Golden American and
                SunTrust Bank
         (g) Participation Agreement between Golden American and Warburg Pincus Asset Management, Inc.

    (9)        Opinion and Consent of Myles R. Tashman

    (10) (a)   Consent of Sutherland Asbill & Brennan LLP
         (b)   Consent of Independent Auditors
         (c)   Consent of Myles R. Tashman, incorporated in Item 9 of this
               Part C, together with the Opinion of Myles R. Tashman.

    (11)       Not applicable

    (12)       Not applicable

    (13)       Schedule of Performance Data (1)

    (14)       Not applicable

    (15)       Powers of Attorney

    (16)       Subsidiaries of ING Groep N.V.

__________________________

(1) Incorporated herein by reference to pre-effective amendment number 1 to a registration statement for Separate Account B on Form N-4 filed with the Securities and Exchange Commission on or about December 18, 1998 (File Nos. 333-66757, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor

Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

R. Brock Armstrong       ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Linda B. Emory           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice
                         1475 Dunwoody Drive           President
                         West Chester, PA  19380

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Patricia M. Corbett      Equitable of Iowa Companies   Treasurer & Assistant
                         909 Locust Street             Vice President
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a newly formed New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of Directed Services, Inc. is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING are included as Exhibit 16.

ITEM 27: NUMBER OF CONTRACT OWNERS

There are 21470 Qualified contract owners and 40938 Non-Qualified contract owners as of March 31, 1999.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, DSI, the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A of Golden American,
Separate Account B of Golden American, Alger Separate Account A of Golden American, Separate Account NY-B of First Golden, Separate Account A for Equitable Life Insurance Company of Iowa and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of DSI, the Registrant's Distributor:

Name and Principal          Positions and Offices
Business Address            with Underwriter
------------------          ---------------------

James R. McInnis              President
1475 Dunwoody Drive
West Chester, PA 19380

Barnett Chernow               Director and
1475 Dunwoody Drive           Executive Vice President
West Chester, PA 19380

Myles R. Tashman              Director, Executive Vice
1475 Dunwoody Drive           President Secretary and
West Chester, PA 19380        General Counsel

R. Lawrence Roth              Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH  44236

Stephen J. Preston            Executive Vice President
1475 Dunwoody Drive
West Chester, PA 19380

David L. Jacobson             Senior Vice President
1475 Dunwoody Drive
West Chester, PA 19380

Jodie R. Schult               Treasurer
909 Locust Street
Des Moines, IA  50309

(c)
                     1998 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
    Directed       $115,716,000           $0            $0              $0
    Services, Inc.


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380 and by Equitable
Life Insurance Company of Iowa, an affiliate, at 909 Locust Street,
Des Moines, IA 50309.


ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of West Chester, and Commonwealth of Pennsylvania, on this 23rd day of April, 1999.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest:  /s/Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on April 23, 1999.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


--------------------          Senior Vice President
E. Robert Koster*              and Chief Financial Officer


                DIRECTORS OF DEPOSITOR


----------------------
R. Brock Armstrong*


----------------------
Michael W. Cunningham*


----------------------
Myles R. Tashman*


----------------------
Linda B. Emory*


----------------------
Phillip R. Lowery*


       By: /s/Marilyn Talman      Attorney-in-Fact
           -----------------------
           Marilyn Talman

_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #


4(a)      Individual Deferred Combination Variable and
          Fixed Annuity Contract                                   EX-99.B4A

4(b)      Group Deferred Combination Variable and
          Fixed Annuity Contract                                   EX-99.B4B

4(c)      Individual Deferred Variable Annuity Contract            EX-99.B4C

5(a)      Individual Deferred Combination Variable and
          Fixed Annuity Application                                EX-99.B5A

5(b)      Group Deferred Combination Variable and
          Fixed Annuity Enrollment Form                            EX-99.B5B

5(c)      Individual Deferred Variable Annuity Application         EX-99.B5C

6(a)(ii)  Certificate of Amendment of the Restated                 EX-99.B6AII
          Articles of Incorporation of Golden American
          Life Insurance Company

6(c)      Resolution of the Board of Directors for Power           EX-99.B6C
          of Attorney

8(d)      Asset Management Agreement between Golden American       EX-99.B8D
          and ING Investment Management LLC

8(e)      Reciprocal Loan Agreement between Golden American        EX-99.B8E
          and ING America Insurance Holdings, Inc.

8(f)      Revolving Note Payable between Golden American           EX-99.B8F
          and SunTrust Bank

8(g)      Participation Agreement between Golden American and      EX-99.B8G
          Warburg Pincus Asset Management, Inc.

9         Opinion and Consent of Myles R. Tashman                  EX-99.B9

10(a)     Consent of Sutherland Asbill & Brennan LLP               EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors       EX-99.B10B

15        Powers of Attorney                                       EX-99.B15

16        Subsidiaries of ING Groep N.V.                           EX-99.B16